1933 Act File No. 33-26915
                                          1940 Act File No. 811-5762

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ---

    Pre-Effective Amendment No.        .....................           _
                                -------                           ------

    Post-Effective Amendment No.  41........................        X

                                                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No. 42........................................        X

                                   STAR FUNDS

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on May 31, 1998, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on            , pursuant to paragraph (a) (i).
  _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Copies to:  Matthew G. Maloney, Esq.
            Dickstein Shapiro Morin & Oshinsky
            2101 L. Street, N.W.
            Washington, D.C. 20037

                              CROSS-REFERENCE SHEET

    This Amendment to the Registration Statement of the Star Funds, which consists of twelve portfolios: (1) Star Tax-Free Money Market Fund (a) C Shares,
(2) Star Treasury Fund (a) A Shares and (b) Y Shares, (3) Star Relative Value Fund (a) A Shares (b) B Shares and (c) Y Shares, (4) The Stellar Fund (a) A Shares and (b) Y Shares, (5) Star U.S. Government Income Fund (a) A Shares and
(b) B Shares, (6) Star Capital Appreciation Fund (a) A Shares, (7) Star Strategic Income Fund (a) B Shares, (8) Star Growth Equity Fund (a) B Shares and
(b) Y Shares, (9) The Stellar Insured Tax-Free Bond Fund (a) A Shares, (10) Star International Equity Fund (a) A Shares, (11) Star Market Capitalization Fund (a) C Shares, and (12) Star Ohio Tax-Free Money Market Fund (a) C Shares, relates only to the Star International Equity Fund, Star Market Capitalization Fund, and Star Ohio Tax-Free Money Market Fund and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-12) Cover Page;

Item 2.     Synopsis......................(1-12) Synopsis; (1-12) Summary of
                                          Fund Expenses; (1-12) Addresses.
            --------

Item 3.     Condensed Financial
            Information...................(1-12) Financial Highlights; (1-12)
                                          Performance Information.

Item 4.     General Description of
            Registrant....................(1-12) Investment Information; (1-12)
                                          Investment Objective; (1-12)
                                          Investment Policies; (1-12) Investment
                                          Limitations; (9) Municipal Bond
                                          Insurance; (11) Additional
                                          Considerations of Investing in SPDRs;
                                          (12) Ohio Municipal Securities; (12)
                                          Investment Risks.

Item 5.     Management of the Trust.......(1-12) Star Funds Information; (1-12)
                                          Management of the Trust; (1-12)
                                          Distribution of Fund
            -----------------------
                                          Shares; (1, 2(a), 3(a), 4(a), 5-7,
                                          8(a),9, 10,11,12) Distribution Plan;
                                          (1-12) Distribution
                                          of Fund Shares; Administration of the
                                          Funds; (1-12) Expenses of the Funds.

Item 6.     Capital Stock and Other
            Securities....................(3-11) Dividends and Capital Gains;
                                          (1,2,12) Dividends; (1,2,12) Capital
                                          Gains; (1-12) Shareholder Information;
                                          (1-12) Voting Rights; (1-12) Effect of
                                          Banking Laws; (1-12) Tax Information;
                                          (1-12) Federal Income Tax;(1,12)
                                          Tax-Free Money Market Fund and Ohio
                                          Tax-Free Money Market Fund -
                                          Additional Tax Information;.(9) The
                                          Stellar Tax-Free Bond Fund-Additional
                                          Federal Income Tax Information; (11)
                                          Tax Considerations for the Market
                                          Capitalization Fund (1-12) State and
                                          Local Taxes.

Item 7.     Purchase of Securities
            Being                         Offered.................(1-12) Net
                                          Asset Value; (1-12) Investing in the
                                          Funds; (1-12) Share Purchases; (1-12)
                                          Minimum Investment Required; (1-12)
                                          What Shares Cost; (3-11) Frequent
                                          Investor Program;
                                          (3(a),4(a),5,6,9,10,11) Reducing the
                                          Sales Charge; (1-12); Certificates and
                                          Confirmations; (1-12) Shareholder
                                          Service Organizations; (1-12) Exchange
                                          Privilege.

Item 8.     Redemption or Repurchase......(1-12) Redeeming Shares; (1,2,12)
                                           Checkwriting Privilege; (3-11)
                                           Systematic Withdrawal Plan;
            ------------------------
                                          (3(b),5(b),7(a),8(a)) Contingent
                                          Deferred Sales Charge-B Shares; (3(b),
                                          5(b),7(a),8(a))
                                          Elimination of Contingent Deferred
                                          Sales Charge; (1-12) Accounts with Low
                                          Balances.

Item 9.     Pending Legal Proceedings     None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-12) Cover Page.

Item 11.    Table of Contents             (1-12) Table of Contents.

Item 12.    General Information and
            History.......................(1-12) General Information About the
                                           Fund; (1-12) Investment Limitations.

Item 13.    Investment Objectives and
            Policies......................(1-12) Investment Objective(s) and
                                           Policies.

Item 14.    Management of the Fund        (1-12) Star Funds Management.

Item 15.    Control Persons and Principal
            Holders of Securities         (1-9) Fund Ownership.

Item 16.    Investment Advisory and Other
            Services......................(1-12) Investment Advisory Services;
                                          (1-12) Administrative Services; (1-12)
                                           Custodian.

Item 17.    Brokerage Allocation          (1-12) Brokerage Transactions.

Item 18.    Capital Stock and Other
            Securities                    Not applicable.

Item 19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered.................(1-12) Purchasing Shares; (1-12)
                                          Exchange Privilege; (1-12) Determining
                                          Net Asset Value;
                                          (1-12) Redeeming Shares; (1-12)
                                          Redemption in Kind.

Item 20.    Tax Status....................(1-12) Tax Status; (1-12) Yield;
                                          (1-2,12) Effective Yield; (1,9,12)
                                          Tax-Equivalent Yield;
            ----------
                                          (1-12) Total Return.

Item 21.    Underwriters..................(1-8,10-12) Administrative
                                           Arrangements; (1,2,3(a),4(a),5,6,7,
                                           8(a),9,10-12) Distribution
                                          Plan.

Item 22.    Calculation of Performance
            Data..........................(1-12) Performance Comparisons.

Item 23.    Financial Statements..........(1-9). Incorporated by reference to the Annual Reports of the Registrant
                                          dated November 30,
            --------------------
                                          1997 (File Nos. 33-26915 and
                                          811-5762); (10-12) Filed in Part A.




LOGO                                 STAR MARKET
STAR FUNDS                           CAPITALIZATION FUND

                                     STAR INTERNATIONAL
                                     EQUITY FUND




                                     SUPPLEMENT TO
                                     PROSPECTUS DATED
                                     MARCH 31, 1998


                                     Portfolios of the Star Funds,
                                     an Open-End, Management Investment Company

                                     Dated May 31, 1998




 A. Please insert the following "Financial Highlights" table immediately after the section entitled "Star Market Capitalization Fund Summary of Fund Expenses" on page 19:


STAR MARKET CAPITALIZATION FUND--C SHARES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                           PERIOD ENDED
                                                            (UNAUDITED)
                                                         MARCH 31, 1998(A)
-------------------------------------------------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net investment income                                           0.02
-------------------------------------------------------
 Net realized and unrealized gain (loss) on investments          1.22
-------------------------------------------------------        ------
 Total from investment operations                                1.24
-------------------------------------------------------        ------
LESS DISTRIBUTIONS
-------------------------------------------------------
 Distributions from net investment income                       (0.01)
-------------------------------------------------------       -------
NET ASSET VALUE, END OF PERIOD                                 $11.23
-------------------------------------------------------        ------
TOTAL RETURN (B)                                                12.44%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                        1.09%*
-------------------------------------------------------
 Net investment income                                           0.74%*
-------------------------------------------------------
 Expense waiver/reimbursement (c)                                  --
-------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                       $7,394
-------------------------------------------------------
 Average commission rate paid (d)                             $0.0929
-------------------------------------------------------
 Portfolio turnover                                                 0%
-------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from December 8, 1997 (date of initial public investment) to March 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)





 B. Please insert the following Financial Statements immediately after the section entitled "Additional Considerations of Investing in SPDRs" on page 23:


STAR MARKET CAPITALIZATION FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

 SHARES                                                             VALUE
 ------ -------------------------------------------------------   ----------
 COMMON STOCKS--99.3%
 --------------------------------------------------------------
        Standard & Poor's Depositary Receipts Trust (IDENTIFIED
 66,699 COST $6,429,865)                                          $7,338,974
        -------------------------------------------------------   ----------
 MUTUAL FUND--0.0%
 --------------------------------------------------------------
  1,997 Flex Funds (AT NET ASSET VALUE)                                1,997
        -------------------------------------------------------   ----------
         TOTAL INVESTMENTS (IDENTIFIED COST $6,431,862)(A)        $7,340,971
        -------------------------------------------------------   ----------

(a) The cost of investments for federal tax purposes amounts to $6,431,862. The unrealized appreciation of investments on a federal tax basis amounts to $909,109 at March 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
     ($7,393,979) at March 31, 1998.

(See Notes which are an integral part of the Financial Statements)




STAR MARKET CAPITALIZATION FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost
 $6,431,862)                                                        $7,340,971
------------------------------------------------------------------
Income receivable                                                       20,409
------------------------------------------------------------------
Prepaid expenses                                                        43,466
------------------------------------------------------------------  ----------
  Total assets                                                       7,404,846
------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------
Accrued expenses                                                        10,867
------------------------------------------------------------------  ----------
NET ASSETS for 658,334 shares outstanding                           $7,393,979
------------------------------------------------------------------  ----------
NET ASSETS CONSIST OF:
------------------------------------------------------------------
Paid in capital                                                     $6,478,139
------------------------------------------------------------------
Net unrealized appreciation of investments                             909,109
------------------------------------------------------------------
Undistributed net investment income                                      6,731
------------------------------------------------------------------  ----------
  Total Net Assets                                                  $7,393,979
------------------------------------------------------------------  ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------
$7,393,979/658,334 shares outstanding                                   $11.23
------------------------------------------------------------------  ----------

(See Notes which are an integral part of the Financial Statements)





STAR MARKET CAPITALIZATION FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 1998(A) (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------
Dividends                                                             $ 21,912
-----------------------------------------------------------------
Interest                                                                 8,606
----------------------------------------------------------------- --- --------
  Total income                                                          30,518
-----------------------------------------------------------------
EXPENSES:
--------------------------------------------------------
Investment advisory fee                                   $ 5,009
--------------------------------------------------------
Administrative personnel and services fee                   3,504
--------------------------------------------------------
Custodian fees                                                317
--------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses    1,377
--------------------------------------------------------
Directors'/Trustees' fees                                     267
--------------------------------------------------------
Legal fees                                                    734
--------------------------------------------------------
Portfolio accounting fees                                   1,970
--------------------------------------------------------
Shareholder services fee                                      835
--------------------------------------------------------
Share registration costs                                    2,503
--------------------------------------------------------
Printing and postage                                        1,068
--------------------------------------------------------
Insurance premiums                                            183
--------------------------------------------------------
Miscellaneous                                                 431
--------------------------------------------------------  -------
  Total expenses                                           18,198
--------------------------------------------------------
    Net investment income                                               12,320
-----------------------------------------------------------------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------
Net change in unrealized appreciation of investments                   909,109
-----------------------------------------------------------------     --------
  Net realized and unrealized gain on investments                      909,109
  ---------------------------------------------------------------     --------
    Change in net assets resulting from operations                    $921,429
    -------------------------------------------------------------     --------

(a) Reflects operations for the period from December 8, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)





STAR MARKET CAPITALIZATION FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                PERIOD ENDED
                                                                 (UNAUDITED)
                                                              MARCH 31, 1998(A)
------------------------------------------------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------
Net investment income                                            $   12,320
------------------------------------------------------------
Net change in unrealized appreciation/depreciation                  909,109
------------------------------------------------------------     ----------
  Change in net assets resulting from operations                    921,429
  ----------------------------------------------------------     ----------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------
Distributions from net investment income                             (5,589)
------------------------------------------------------------     ----------
SHARE TRANSACTIONS--
------------------------------------------------------------
Proceeds from sale of shares                                      6,480,595
------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                             3,084
------------------------------------------------------------
Cost of shares redeemed                                              (5,540)
------------------------------------------------------------     ----------
  Change in net assets resulting from share transactions          6,478,139
------------------------------------------------------------     ----------
    Change in net assets                                          7,393,979
------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------
Beginning of period                                                      --
------------------------------------------------------------     ----------
End of period (including undistributed net investment income     $7,393,979
 of $6,731)                                                      ----------
------------------------------------------------------------

(a)Reflects operations for the period from December 8, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)





STAR MARKET CAPITALIZATION FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

1. ORGANIZATION

Star Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eleven diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Star Market Capitalization Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results that correspond to the aggregate price performance and dividend yield of publicly-traded common stocks, by directly or indirectly duplicating the composition of the index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.





STAR MARKET CAPITALIZATION FUND
-------------------------------------------------------------------------------
  OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                             PERIOD ENDED
                                                           MARCH 31, 1998(A)
---------------------------------------------------------  -----------------
Shares sold                                                     658,523
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                           312
---------------------------------------------------------
Shares redeemed                                                    (501)
---------------------------------------------------------       -------
  Net change resulting from share transactions                  658,334
---------------------------------------------------------       -------

(a) Reflects operations for the period from December 8, 1997 (date of initial public investment) to March 31, 1998.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Star Bank N.A., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.30% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. Effective January 1, 1998, the fee that FAS receives changed to an annual rate of 0.12% of the average daily net assets of the Trust. The FAS fee received during any fiscal year shall be at least $50,000.

Under the terms of a Sub-Administration Agreement between FAS Star Bank, N.A., FAS will pay to Star Bank, N.A., solely from the resources of FAS, a sub-administration fee at an annual rate of 0.04% of the average daily net assets of the Trust, for assisting FAS in rendering administrative services to the Trust.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Star Bank N.A., the Fund will pay Star Bank N.A. up to 0.25% of average daily net assets of the Fund for the period. For the foreseeable future, Star Bank N.A. plans to limit the Shareholder Servicing fee to 0.05% of average daily net assets of the Fund. The fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Star Bank, N.A. is transfer agent and dividend disbursing agent for the Fund. The fee paid to Star Bank, N.A. is based on the size, type, and number of accounts and transactions made by shareholders.

Star Bank, N.A. became the Fund's transfer and dividend disbursing agent March 9, 1998. Prior to March 9, 1998, Federated Services Company served as the Fund's transfer and dividend disbursing





STAR MARKET CAPITALIZATION FUND
-------------------------------------------------------------------------------
agent and received for its services a fee based on the size, type, and number of accounts and transactions made by shareholders.

For the period ended March 31, 1998, the transfer and dividend disbursing agent(s) earned fees as follows:

                            AMOUNT
  TRANSFER AND DIVIDEND     OF FEE
  DISBURSING AGENT NAME     EARNED
  ---------------------     ------
Star Bank, N.A.             $  103
Federated Services Company  $7,666

PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Star Bank N.A. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. YEAR 2000 ISSUE

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the fund.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1998, were as follows:

---------
PURCHASES  $6,429,865
---------  ----------
SALES      $        0
---------  ----------





 C. Please delete the section entitled "Star International Equity Fund Summary of Fund Expenses" on page 42 and replace it with the following:


STAR INTERNATIONAL EQUITY FUND
SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                       SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................. 1.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).....................................................  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
redemption proceeds, as applicable)....................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable).....  None
Exchange Fee...........................................................  None

                          ANNUAL OPERATING EXPENSES*
               (As a percentage of projected average net assets)
Management Fee......................................................... 0.75%
12b-1 Fee (1).......................................................... 0.00%
Other Expenses......................................................... 0.56%
 Shareholder Servicing Fee (2)................................... 0.05%
  Total Fund Operating Expenses........................................ 1.31%

(1) As of the date of this prospectus, the Fund is not paying or accruing 12b- 1 fees. The Fund can pay up to 0.25% of average daily net assets as a 12b- 1 fee to the distributor. StarTrust and investment agency clients of Star Bank or its affiliates will not be affected by the Plan because the Plan will not be activated unless and until a second, "Y" class of shares of the Fund (which would not have a 12b-1 Plan) is created and StarTrust and investment agency clients' investments in the Fund are converted to such Y class.

(2) The Fund can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Fund plans to limit the Shareholder Servicing Fee to 0.05% of average daily net assets.

 * Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending November 30, 1998. During the course of this period, expenses may be more or less than the average amount shown.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder in the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Star Funds Information."

  LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE
-------
You would pay the following expenses on a $1,000 investment assuming (1) 5%
annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales load. The Fund charges no redemption fees.
1 Year................................................................  $28
3 Years...............................................................  $56

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING NOVEMBER 30, 1998.





 D. Please insert the following "Financial Highlights" table immediately after the section entitled "Star International Equity Fund Summary of Fund Expenses" on page 42:


STAR INTERNATIONAL EQUITY FUND--A SHARES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                           PERIOD ENDED
                                                            (UNAUDITED)
                                                         MARCH 31, 1998(A)
-------------------------------------------------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net investment income                                           0.02
-------------------------------------------------------
 Net realized and unrealized gain (loss) on investments          1.10
-------------------------------------------------------
                                                              -------
 Total from investment operations                                1.12
-------------------------------------------------------
                                                              -------
LESS DISTRIBUTIONS
-------------------------------------------------------
 Distributions from net investment income                       (0.04)
-------------------------------------------------------
                                                              -------
NET ASSET VALUE, END OF PERIOD                                 $11.08
-------------------------------------------------------       -------
TOTAL RETURN (B)                                                11.28%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                        1.74%*
-------------------------------------------------------
 Net investment income                                           0.27%*
-------------------------------------------------------
 Expense waiver/reimbursement (c)                                  --
-------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                      $45,490
-------------------------------------------------------
 Average commission rate paid (d)                             $0.0607
-------------------------------------------------------
 Portfolio turnover                                                0%
-------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from December 3, 1997 (date of initial public investment) to March 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)





 E. Please insert the following Financial Statements immediately after the section entitled "Investment Limitations" on page 54:


STAR INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                                         VALUE
 ------- -------------------------------------------------   -----------
 MUTUAL FUNDS--94.7%
 ---------------------------------------------------------
  75,000 Chile Fund, Inc.                                    $ 1,298,438
         -------------------------------------------------
  50,000 Mexico Fund                                             918,750
         -------------------------------------------------
  40,000 Swiss Helvetia Fund                                   1,267,500
         -------------------------------------------------
 256,300 Bartlett Value International Fund, Class A            3,442,105
         -------------------------------------------------
  50,000 Brazil Fund, Inc.                                     1,146,875
         -------------------------------------------------
 287,037 Federated International Equity Fund, Class A          6,033,510
         -------------------------------------------------
  24,590 Flex Partners International Equity Fund                 338,115
         -------------------------------------------------
 157,565 Founders Worldwide Growth Fund                        3,756,358
         -------------------------------------------------
  50,000 France Growth Fund, Inc.                                665,625
         -------------------------------------------------
  50,000 Irish Investment Fund, Inc.                           1,087,500
         -------------------------------------------------
  96,100 Italy Fund, Inc.                                      1,477,538
         -------------------------------------------------
 123,568 Janus Worldwide Fund                                  5,434,524
         -------------------------------------------------
   5,000 Latin America Investment Fund                            73,125
         -------------------------------------------------
 217,290 Lexington Global Fund                                 2,633,550
         -------------------------------------------------
  10,341 Lindner International Fund                              110,446
         -------------------------------------------------
 185,630 Morgan Stanley Global Equity Allocation Fund          3,998,481
         -------------------------------------------------
  40,226 One Fund, Inc.                                          531,789
         -------------------------------------------------
 123,526 Scudder Global Fund                                   3,919,477
         -------------------------------------------------
   5,000 The Central European Fund                                64,375
         -------------------------------------------------
 180,957 USAA World Growth Fund                                3,331,411
         -------------------------------------------------
 100,000 United Kingdom Fund, Inc.                             1,556,250
         -------------------------------------------------   -----------
          TOTAL MUTUAL FUNDS (IDENTIFIED COST $39,160,860)    43,085,742
         -------------------------------------------------   -----------




STAR INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                            VALUE
 ---------- ---------------------------------------------------   -----------
 (A) REPURCHASE AGREEMENT--5.4%
 --------------------------------------------------------------
 $2,462,000 Donaldson, Lufkin and Jenrette Securities Corp.,
            5.80%, dated 3/31/1998, due 4/1/1998 (AT AMORTIZED
            COST)                                                 $ 2,462,000
            ---------------------------------------------------   -----------
             TOTAL INVESTMENTS (IDENTIFIED COST $41,622,860)(B)   $45,547,742
            ---------------------------------------------------   -----------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $41,622,860. The net unrealized appreciation of investments on a federal tax basis amounts to $3,924,882 which is comprised of $4,017,183 appreciation and $92,301 depreciation at March 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($45,489,828) at March 31, 1998.

(See Notes which are an integral part of the Financial Statements)






STAR INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------
Total investments in securities, at value (identified and tax
 cost $41,622,860)                                             $45,547,742
-------------------------------------------------------------
Cash                                                                23,990
-------------------------------------------------------------
Income receivable                                                    4,862
-------------------------------------------------------------  -----------
  Total assets                                                  45,576,594
-------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------
Accrued expenses                                                    86,766
-------------------------------------------------------------  -----------
NET ASSETS for 4,107,035 shares outstanding                    $45,489,828
-------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
-------------------------------------------------------------
Paid in capital                                                $41,304,513
-------------------------------------------------------------
Net unrealized appreciation of investments                       3,924,882
-------------------------------------------------------------
Accumulated net realized gain on investments                       328,564
-------------------------------------------------------------
Distributions in excess of net investment income                   (68,131)
-------------------------------------------------------------  -----------
  Total Net Assets                                             $45,489,828
-------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:
-------------------------------------------------------------
Net Asset Value Per Share ($45,489,828/4,107,035 shares             $11.08
 outstanding)                                                  -----------
-------------------------------------------------------------
Offering Price Per Share (100/98.50 of $11.08)*                     $11.25
-------------------------------------------------------------  -----------
Redemption Proceeds Per Share                                       $11.08
-------------------------------------------------------------  -----------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)





STAR INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 1998(A) (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------
Dividends                                                     $   77,175
---------------------------------------------------------
Interest                                                         110,161
---------------------------------------------------------     ----------
  Total income                                                   187,336
---------------------------------------------------------
EXPENSES:
-----------------------------------------------
Investment advisory fee                          $ 70,042
-----------------------------------------------
Administrative personnel and services fee          16,393
-----------------------------------------------
Custodian fees                                      2,335
-----------------------------------------------
Transfer and dividend disbursing agent fees and
 expenses                                          18,545
-----------------------------------------------
Directors'/Trustees' fees                           1,309
-----------------------------------------------
Legal fees                                          3,570
-----------------------------------------------
Portfolio accounting fees                          19,523
-----------------------------------------------
Shareholder services fee                            4,669
-----------------------------------------------
Share registration costs                           14,305
-----------------------------------------------
Printing and postage                                8,236
-----------------------------------------------
Insurance premiums                                    952
-----------------------------------------------
Miscellaneous                                       2,618
-----------------------------------------------  --------
  Total expenses                                  162,497
-----------------------------------------------
    Net investment income                                         24,839
---------------------------------------------------------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------
Net realized gains received from underlying funds                328,564
---------------------------------------------------------
Net change in unrealized appreciation of investments           3,924,882
---------------------------------------------------------     ----------
  Net realized and unrealized gain on investments              4,253,446
---------------------------------------------------------     ----------
    Change in net assets resulting from operations            $4,278,285
---------------------------------------------------------     ----------

(a) Reflects operations for the period from December 3, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)




STAR INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               PERIOD ENDED
                                                                (UNAUDITED)
                                                             MARCH 31, 1998(A)
-----------------------------------------------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------
Net investment income                                           $    24,839
-----------------------------------------------------------
Net realized gains received from underlying funds
($328,564 as computed for federal tax purposes)                     328,564
-----------------------------------------------------------
Net change in unrealized appreciation/depreciation                3,924,882
-----------------------------------------------------------     -----------
  Change in net assets resulting from operations                  4,278,285
-----------------------------------------------------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------
Distributions from net investment income                            (92,970)
-----------------------------------------------------------     -----------
SHARE TRANSACTIONS--
-----------------------------------------------------------
Proceeds from sale of shares                                     41,841,107
-----------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                            50,831
-----------------------------------------------------------
Cost of shares redeemed                                            (587,425)
-----------------------------------------------------------     -----------
  Change in net assets resulting from share transactions         41,304,513
-----------------------------------------------------------     -----------
    Change in net assets                                         45,489,828
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Beginning of period                                                      --
-----------------------------------------------------------     -----------
End of period                                                   $45,489,828
-----------------------------------------------------------     -----------

(a) Reflects operations for the period from December 3, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)




STAR INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

1. ORGANIZATION

Star Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eleven diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Star International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

  REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.





STAR INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                             PERIOD ENDED
                                                           MARCH 31, 1998(A)
---------------------------------------------------------  -----------------
Shares sold                                                    4,157,546
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                          5,114
---------------------------------------------------------
Shares redeemed                                                  (55,625)
---------------------------------------------------------      ---------
  Net change resulting from share transactions                 4,107,035
  -------------------------------------------------------      ---------

(a) Reflects operations for the period from December 3, 1997 (date of initial public investment) to March 31, 1998.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Star Bank N.A., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. Effective January 1, 1998, the fee that FAS receives changed to an annual rate of 0.12% of the average daily net assets of the Trust for the period. The administrative fee received during any fiscal year shall be at least $50,000.



STAR INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------

Under the terms of a Sub-Administration Agreement between FAS and Star Bank N.A., FAS will pay to Star Bank, N.A., solely from the resources of FAS, a sub-administration fee at an annual rate of 0.04% of the average daily net assets of the Trust, for assisting FAS in rendering administrative services to the Trust.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Star Bank, N.A., the Fund will pay Star Bank, N.A. up to 0.25% of average daily net assets of the Fund for the period. For the foreseeable future, Star Bank, N.A. plans to limit the Shareholder Servicing fee to 0.05% of average daily net assets of the Fund. The fee paid to Star Bank, N.A. is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Star Bank, N.A. serves as transfer and dividend disbursing agent for the Fund. The fee paid to Star Bank, N.A. is based on the size, type, and number of accounts and transactions made by shareholders.

Star Bank, N.A. became the Fund's transfer and dividend disbursing agent March 9, 1998. Prior to March 9, 1998, Federated Services Company served as the Fund's transfer and dividend disbursing agent and received for its services a fee based on the size, type, and number of accounts and transactions made by shareholders.

For the period ended March 31, 1998, the transfer and dividend disbursing agent(s) earned fees as follows:

                            AMOUNT
  TRANSFER AND DIVIDEND     OF FEE
  DISBURSING AGENT NAME     EARNED
  ---------------------     ------
Star Bank, N.A.             $  615
Federated Services Company  $7,609

PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Star Bank, N.A. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. YEAR 2000 ISSUE

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by





STAR INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the fund.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1998, were as follows:

---------
PURCHASES  $39,160,860
---------  -----------
SALES      $         0
---------  -----------

 F. Please delete all references to C Shares of Market Capitalization Fund and A Shares of International Equity Fund in the first paragraph under the section entitled "Voting Rights" on page 67, and add the following as the second paragraph of that section:


"As of May 1, 1998, Firstcinco, Cincinnati, Ohio, acting in various capacities for numerous accounts, was the owner of record of approximately 82.13% of the C Shares of Market Capitalization Fund and 91.03% of the A Shares of International Equity Fund, and therefore, may, for certain purposes, be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of each Fund's shareholders."






                                                   ---------------------------
                                                         Star Bank, N.A.
                                                        Investment Adviser
                                                   ---------------------------
Cusip 854911799                                    Federated Securities Corp.
Cusip 854911815                                            Distributor
G00446-11 (5/98)                                   ---------------------------


[LOGO]
STAR FUNDS

                            STOCK
                            FUNDS



                            COMBINED
                            PROSPECTUS

                            Portfolios of the Star Funds,
                            an Open-End, Management Investment Company

                            Dated March 31, 1998










                            The Stellar Fund

                            Star Relative Value Fund

                            Star Market Capitalization Fund

                            Star Growth Equity Fund

                            Star Capital Appreciation Fund

                            Star International Equity Fund


STAR FUNDS
STOCK FUNDS

PROSPECTUS

The shares offered by this prospectus represent interests in the Stock Funds (individually referred to as a "Fund" or collectively as the "Funds") of the Star Funds (the "Trust"), an open-end management investment company (a mutual fund). The Trust consists of eleven separate diversified investment portfolios and one non-diversified investment portfolio, each having a distinct investment objective and policies. This prospectus relates only to the following Stock Funds of the Trust:

  . The Stellar Fund
  . Star Relative Value Fund

  . Star Market Capitalization Fund
  . Star Growth Equity Fund
  . Star Capital Appreciation Fund

  . Star International Equity Fund

This prospectus contains the information you should read and know before you invest in any of the Stock Funds of the Trust. Keep this prospectus for future reference.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF STAR BANK, N.A., OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY STAR BANK, N.A., OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AND MAY INVOLVE SALES CHARGES AND OTHER FEES.

The Trust has also filed a separate Statement of Additional Information ("SAI") for each Fund dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in each SAI is incorporated by reference into this prospectus. You may request a copy of an SAI or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, or obtain other information or make inquiries about a Fund by writing to the Fund or by calling 1-800-677-FUND. The SAIs, material incorporated by reference into this document, and other information regarding each Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1998

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                            1
-------------------------------------

 Risk Factors                       1

THE STELLAR FUND SUMMARY OF FUND
EXPENSES                            3
-------------------------------------

THE STELLAR FUND--A SHARES FINANCIAL
HIGHLIGHTS                          4
-------------------------------------

THE STELLAR FUND--Y SHARES FINANCIAL
HIGHLIGHTS                          5
-------------------------------------

THE STELLAR FUND INVESTMENT
INFORMATION                         6
-------------------------------------

 Investment Objective               6

 Investment Policies                6

 Investment Limitations            12

STAR RELATIVE VALUE FUND

SUMMARY OF FUND EXPENSES           13
-------------------------------------

STAR RELATIVE VALUE FUND--A SHARES

FINANCIAL HIGHLIGHTS               14
-------------------------------------

STAR RELATIVE VALUE FUND--Y SHARES

FINANCIAL HIGHLIGHTS               15
-------------------------------------

STAR RELATIVE VALUE FUND

INVESTMENT INFORMATION             16
-------------------------------------

 Investment Objective              16

 Investment Policies               16

 Investment Limitations            18

STAR MARKET CAPITALIZATION FUND
SUMMARY OF FUND EXPENSES           19
-------------------------------------

STAR MARKET CAPITALIZATION FUND
INVESTMENT INFORMATION             20
-------------------------------------

 Investment Objective              20

 Investment Policies               20

 Investment Limitations            23

 Additional Considerations of
 Investing  in SPDRs               23

STAR GROWTH EQUITY FUND

SUMMARY OF FUND EXPENSES           24
-------------------------------------

STAR GROWTH EQUITY FUND--B SHARES

FINANCIAL HIGHLIGHTS               25
-------------------------------------

STAR GROWTH EQUITY FUND--Y SHARES

FINANCIAL HIGHLIGHTS               26
-------------------------------------

STAR GROWTH EQUITY FUND

INVESTMENT INFORMATION             27
-------------------------------------

 Investment Objective              27

 Investment Policies               27

 Investment Limitations            34

STAR CAPITAL APPRECIATION FUND
SUMMARY OF FUND EXPENSES           35
-------------------------------------

STAR CAPITAL APPRECIATION FUND--A
SHARES FINANCIAL HIGHLIGHTS        36
-------------------------------------

STAR CAPITAL APPRECIATION FUND
INVESTMENT INFORMATION             37
-------------------------------------

 Investment Objective              37

 Investment Policies               37

 Investment Limitations            41

STAR INTERNATIONAL EQUITY FUND
SUMMARY OF FUND EXPENSES           42
-------------------------------------

STAR INTERNATIONAL EQUITY FUND
INVESTMENT INFORMATION             43
-------------------------------------

 Investment Objective              43

 Investment Policies               43

 Portfolio Turnover                54

 Investment Limitations            54

STAR FUNDS INFORMATION             55
-------------------------------------

 Management of the Trust           55

 Investment Adviser                55

 Distribution of Fund Shares       56

 Administration of the Funds       57

 Brokerage Transactions            58

 Expenses of the Funds             58

NET ASSET VALUE                    58
-------------------------------------

INVESTING IN THE FUNDS             59
-------------------------------------

 Minimum Investment Required       59

 What Shares Cost                  59

 Reducing the Sales Charge         60

 Systematic Investment Plan        61

SHARE PURCHASES                    61
-------------------------------------

EXCHANGE PRIVILEGE                 62
-------------------------------------

 Frequent Investor Program         63

 Shareholder Service Organizations 64

 Certificates and Confirmations    64

 Dividends and Capital Gains       64

REDEEMING SHARES                   64
-------------------------------------

 Contingent Deferred Sales Charge--

  B Shares                         65


 Elimination of Contingent Deferred
  Sales Charge                     66

 Systematic Withdrawal Plan        66

 Accounts with Low Balances        66

SHAREHOLDER INFORMATION            67
-------------------------------------

 Voting Rights                     67

EFFECT OF BANKING LAWS             67
-------------------------------------

TAX INFORMATION                    67
-------------------------------------

 Federal Income Tax                67

 Tax Considerations for the  Market
 Capitalization Fund               68

 State and Local Taxes             68

PERFORMANCE INFORMATION            68
-------------------------------------

ADDRESSES                          69
-------------------------------------


SYNOPSIS
-------------------------------------------------------------------------------

The Trust, an open-end, management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.

This prospectus relates only to the shares of the Stock Funds of the Trust. The Stock Funds are designed primarily for customers, correspondents, or affiliates of Star Bank, N.A., the investment adviser to the Funds.

This prospectus relates to the shares of the following six Stock Funds:

  . The Stellar Fund--seeks to maximize total return, a combination of dividend income and capital appreciation. The Stellar Fund pursues this objective by investing in the following security categories: domestic equity securities; domestic fixed income securities; international securities (equity and fixed income); real estate securities, precious metal securities, and/or short-term securities. Shares of The Stellar Fund are offered in two separate classes: A Shares and Y Shares.

  . Star Relative Value Fund ("Relative Value Fund")--seeks to obtain the highest total return, a combination of income and capital appreciation, as is consistent with reasonable risk. Relative Value Fund pursues this objective by investing primarily in equity securities. Shares of Relative Value Fund are offered in three separate classes: A Shares, B Shares and Y Shares.

  . Star Market Capitalization Fund ("Market Capitalization Fund")--seeks to provide total return that approximates the total return of the Standard and Poor's 500 Composite Stock Price Index (the "Index"). The Fund is neither affiliated with nor sponsored by the Standard & Poor's Ratings Group. Shares of Market Capitalization Fund are offered in one class: C Shares.

  . Star Growth Equity Fund ("Growth Equity Fund")--seeks to maximize capital appreciation. Growth Equity Fund pursues this objective by investing primarily in growth-oriented equity securities of U.S. companies. Shares of Growth Equity Fund are offered in two separate classes: B Shares and Y Shares.

  . Star Capital Appreciation Fund ("Capital Appreciation Fund")--seeks to maximize capital appreciation. Capital Appreciation Fund pursues this objective by investing primarily in equity securities of small to medium sized U.S. companies. Shares of Capital Appreciation Fund are offered in one class: A Shares.

  . Star International Equity Fund ("International Equity Fund")--seeks to provide long-term capital appreciation. International Equity Fund pursues this objective by investing primarily in shares of other mutual funds (the "underlying funds"), the portfolios of which consist primarily of equity securities of non-U.S. issuers. Shares of International Equity Fund are offered in one class: A Shares.

For information on how to purchase shares of any of the Stock Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 ($25 for Star Bank Connections Group Banking customers and Star Bank employees and members of their immediate family and participants in the Star Bank Student Finance 101 Program who establish a systematic investment program, and $500 for Education IRA customers) is required for each Fund except Market Capitalization Fund which has a minimum initial investment of $25,000. All C Shares and Y Shares of the Trust are sold and redeemed at net asset value. All A Shares of the Trust are sold at net asset value plus an applicable sales charge and redeemed at net asset value. All B Shares of the Trust are sold at net asset value and are redeemed at net asset value less an applicable contingent deferred sales charge. Information on redeeming shares may be found under "Redeeming Shares."

RISK FACTORS

Investors should be aware of the following general considerations: market values of fixed-income securities, which may constitute a part of the investments of several Funds, may vary inversely in response to change in prevailing interest rates. The foreign securities in which some Funds may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities, and entering into futures contracts and related options, entering into foreign currency transactions and forward foreign currency exchange contracts, and borrowing money for investment purposes. These risks and those associated with investing in mortgage-backed securities, foreign securities, when-issued securities, variable rate securities, and equity securities are described as applicable under "Investment Information" of each respective Fund.


THE STELLAR FUND
SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                     SHAREHOLDER TRANSACTION EXPENSES

                                                                  Y      A
                                                                SHARES SHARES
                                                                ------ ------
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)...........................  None  4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)...........................  None   None
Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable).........  None   None
Redemption Fee (as a percentage of amount redeemed, if
 applicable)...................................................  None   None
Exchange Fee...................................................  None   None

                           ANNUAL OPERATING EXPENSES
               (As a percentage of projected average net assets)
Management Fee................................................. 0.95%  0.95%
12b-1 Fee (1)..................................................  None  0.25%
Other Expenses................................................. 0.40%  0.40%
 Shareholder Servicing Fee (2)........................... 0.05%
  Total Fund Operating Expenses................................ 1.35%  1.60%

(1) The Y shares are not subject to a 12b-1 Plan.

(2) Y Shares and A Shares can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Y Shares and A Shares plan to limit the Shareholder Servicing Fee to 0.05% of average daily net assets.

The Annual Fund Operating Expenses were 1.31% for Y Shares and 1.56% for A Shares for the fiscal year ended November 30, 1997. The Annual Fund Operating Expenses in the table above are based on expenses expected during the fiscal year ending November 30, 1998.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Star Funds Information."

LONG-TERM SHAREHOLDERS INVESTED IN THE A SHARES MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. The Fund charges no redemption fees.

                                                                     Y      A
                                                                   SHARES SHARES
                                                                   ------ ------
1 Year............................................................  $ 14   $ 61
3 Years...........................................................  $ 43   $ 93
5 Years...........................................................  $ 74   $128
10 Years..........................................................  $162   $226

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


THE STELLAR FUND--A SHARES

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 16, 1998, on the Fund's Financial Statements for the year ended November 30, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                          YEAR ENDED NOVEMBER 30,
                          ----------------------------------------------------------------
                           1997     1996     1995     1994      1993       1992    1991(A)
------------------------  -------  -------  -------  -------   -------    -------  -------
NET ASSET VALUE,
BEGINNING OF PERIOD       $13.59   $12.17   $10.90   $11.34    $10.52     $ 9.80   $10.00
------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------
 Net investment income      0.36     0.34     0.34     0.29      0.24       0.29     0.05
------------------------
 Net realized and
 unrealized gain (loss)
 on investments             1.18     1.62     1.33    (0.41)     0.99       0.74    (0.25)
------------------------  ------   ------   ------   ------    ------     ------   ------
 Total from investment
 operations                 1.54     1.96     1.67    (0.12)     1.23       1.03    (0.20)
------------------------  ------   ------   ------   ------    ------     ------   ------
LESS DISTRIBUTIONS
------------------------
 Distributions from net
 investment income         (0.36)   (0.34)   (0.35)   (0.24)    (0.28)     (0.31)      --
------------------------
 Distributions in excess
 of net investment
 income                       --       --       --       --     (0.03)**      --       --
------------------------
 Distributions from net
 realized gain on
 investments               (0.50)   (0.20)   (0.05)   (0.08)    (0.10)        --       --
------------------------  ------   ------   ------   ------    ------     ------   ------
 Total distributions       (0.86)   (0.54)   (0.40)   (0.32)    (0.41)     (0.31)      --
------------------------  ------   ------   ------   ------    ------     ------   ------
NET ASSET VALUE, END OF
 PERIOD                   $14.27   $13.59   $12.17   $10.90    $11.34     $10.52   $ 9.80
------------------------  ------   ------   ------   ------    ------     ------   ------
TOTAL RETURN (B)           11.94%   16.64%   15.67%   (1.22%)   11.99%     10.68%   (2.00%)
------------------------
RATIOS TO AVERAGE NET
 ASSETS
------------------------
 Expenses                   1.56%    1.66%    1.65%    1.55%     1.45%      1.53%    1.44%*
------------------------
 Net investment income      2.63%    2.76%    2.98%    2.32%     1.87%      3.03%    5.32%*
------------------------
 Expense
 waiver/reimbursement
 (c)                          --       --       --     0.12%     0.25%      0.33%    0.29%*
------------------------
SUPPLEMENTAL DATA
------------------------
 Net assets, end of
 period (000 omitted)     $50,398  $50,094  $48,902  $50,648   $73,197    $35,544  $13,942
------------------------
 Average commission rate
 paid (d)                 $0.1046  $0.0671       --       --        --         --       --
------------------------
 Portfolio turnover            64%      65%     104%      79%       87%        98%      18%
------------------------

* Computed on an annualized basis.

** Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes for the year ended November 30, 1993.

(a) Reflects operations for the period from October 18, 1991 (date of initial public investment) to November 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1997, which can be obtained free of charge.






THE STELLAR FUND--Y SHARES

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 16, 1998, on the Fund's Financial Statements for the year ended November 30, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                                YEAR ENDED NOVEMBER 30,
                                            ----------------------------------
                                             1997     1996     1995    1994(A)
 -----------------------------------------  -------  -------  -------  -------
 NET ASSET VALUE, BEGINNING OF PERIOD        $13.59   $12.17   $10.90   $11.34
 -----------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 -----------------------------------------
  Net investment income                        0.40     0.37     0.38     0.21
 -----------------------------------------
  Net realized and unrealized gain (loss)
  on investments                               1.18     1.62     1.32    (0.48)
 -----------------------------------------   ------   ------   ------  -------
  Total from investment operations             1.58     1.99     1.70    (0.27)
 -----------------------------------------   ------   ------   ------  -------
 LESS DISTRIBUTIONS
 -----------------------------------------
  Distributions from net investment income    (0.40)   (0.37)   (0.38)   (0.17)
 -----------------------------------------
  Distributions from net realized gain on
  investments                                 (0.50)   (0.20)   (0.05)      --
 -----------------------------------------  -------  -------  -------   ------
  Total distributions                         (0.90)   (0.57)   (0.43)   (0.17)
 -----------------------------------------   ------   ------   ------  -------
 NET ASSET VALUE, END OF PERIOD              $14.27   $13.59   $12.17   $10.90
 -----------------------------------------   ------   ------   ------   ------
 TOTAL RETURN (B)                             12.22%   16.94%   15.97%   (1.81%)
 -----------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 -----------------------------------------
  Expenses                                     1.31%    1.39%    1.40%    1.43%*
 -----------------------------------------
  Net investment income                        2.89%    2.85%    3.23%    3.57%*
 -----------------------------------------
 SUPPLEMENTAL DATA
 -----------------------------------------
  Net assets, end of period (000 omitted)   $63,742  $67,047  $64,754  $60,822
 -----------------------------------------
  Average commission rate paid (c)          $0.1046  $0.0671       --       --
 -----------------------------------------
  Portfolio turnover                             64%      65%     104%      79%
 -----------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from April 11, 1994 (date of initial public investment) to November 30, 1994. For the period from April 5, 1994 (start of business) to April 10, 1994, all income was distributed to the administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1997, which can be obtained free of charge.



THE STELLAR FUND
INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to maximize total return, a combination of dividend income and capital appreciation. The investment objective of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in the following securities categories: domestic equity securities; domestic fixed income securities (including structured fixed income securities); international securities (equity and fixed income); real estate securities; and precious metal securities and/or short-term securities. As a non-fundamental policy, the Fund will attempt to minimize overall portfolio risk by limiting investments in any one securities category (as defined in this prospectus) to not more than 25% of net assets. The Fund's investment adviser also believes that by spreading the investment portfolio across multiple securities categories, the Fund can reduce the impact of drastic market movements affecting any one securities type. The Fund's investment adviser further attempts to reduce risk within each securities category through careful investment analysis including, but not limited to, the following: the employment of disciplined value measures (such as price/earnings ratios); use of ratings assigned by nationally recognized statistical rating organizations ("NRSROs") (where applicable); credit research; review of issuer's historical performance; examination of issuer's dividend growth record; and consideration of market trends.

The Fund pursues its investment objective by investing approximately 20% of its assets, in roughly equal weightings, in each of the following securities categories: domestic equity securities, domestic fixed income securities (including structured fixed income securities), international securities, and real estate investment trusts ("REITs"). The remaining 20% of its assets will be invested in short-term securities and/or precious metal securities. Positions in these categories of securities may vary from as high as 25% of its assets to as low as 15% of its assets depending on market factors.

ACCEPTABLE INVESTMENTS

Consistent with the above, the Fund expects to invest primarily in domestic equity securities, domestic fixed income securities, international securities, real estate securities, precious metal securities, and money market securities. Each category allocation will be made based on the definitions described below.

DOMESTIC EQUITY SECURITIES. The equity portion of the Fund will consist of U.S. common and preferred stocks. The stocks chosen will, in the opinion of the Fund's investment adviser, be undervalued relative to stocks contained in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). REITs and precious metal securities of domestic issuers will not be considered domestic equity securities for purposes of the asset allocation policy described above.

DOMESTIC FIXED INCOME SECURITIES. The fixed income portion of the Fund will include domestic corporate debt obligations, obligations of the United States, and notes, bonds, and discount notes of U.S. government agencies or instrumentalities. Bonds are selected based on the outlook for interest rates and their yield in relation to other bonds of similar quality and maturity. The Fund will only invest in bonds, including convertible bonds, which are rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's ("S&P"), or Fitch IBCA, Inc. ("Fitch"), or which, if unrated, are deemed to be of comparable quality by the investment adviser. The fixed income portion of the Fund will also include mortgage-backed securities, adjustable rate mortgage securities ("ARMS"), collateralized mortgage obligations ("CMOs"), and asset-backed securities.

INTERNATIONAL SECURITIES. The international portion of the Fund will include equity securities of non-U.S. companies and corporate and government fixed income securities denominated in currencies other than U.S. dollars. The international equity securities in which the Fund invests include international stocks traded domestically or abroad through various stock exchanges, American Depositary Receipts, or International Depositary Receipts ("ADRs" and "IDRs," respectively). The international fixed income securities will include ADRs, IDRs, and government securities of other nations and will be rated investment-grade (i.e., Baa or better by Moody's or BBB or better by S&P) or deemed by the investment adviser to be of an equivalent quality. The Fund may also invest in shares of open-end and closed- end management investment companies which invest primarily in international equity securities described above.

REAL ESTATE SECURITIES. The real estate portion of the Fund will include equity securities, including convertible debt securities, of real estate related companies, and real estate investment trusts. All real estate securities will be publicly traded, primarily on an exchange. Real estate securities are not considered domestic equity securities for purposes of the Fund's asset allocation limitation.

PRECIOUS METAL SECURITIES. The precious metal securities in which the Fund invests include domestic and international equity securities of companies that explore for, extract, process, or deal in precious metals, such as gold, silver, palladium, and platinum. The Fund may also invest up to 5% of its net assets in domestic and international asset-based securities, including debt securities, preferred stock, or convertible securities for which the principal amount, redemption terms, or conversion terms are related to the market price of some precious metals, such as gold bullion. The Fund may purchase only asset-based securities that are rated Baa or better by Moody's or BBB or better by S&P, or, if unrated, are of equal quality in the determination of the investment adviser. Precious metal securities of foreign issuers will not be aggregated with other international securities for purposes of calculating the Fund's investment in international securities under the allocation policy described above.

SHORT-TERM SECURITIES. The Fund may invest in U.S. and foreign short-term money market securities, including:

  . mortgage-backed securities, ARMS, CMOs, and asset-backed securities;

  . commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, Prime-1. In the case where commercial paper or Europaper has received different ratings from different rating services, such commercial paper or Europaper is acceptable so long as at least one rating is in the highest rating category of the NRSROs described above;

  . instruments of domestic and foreign banks and savings associations (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs");
  . obligations of the U.S. government or its agencies or instrumentalities;

  . domestic corporate debt obligations rated Baa or higher by Moody's or BBB or higher by S&P or Fitch;

  . money market mutual funds;

  . repurchase agreements; and

  . short-term instruments which are not rated but are determined by the investment adviser to be of comparable quality to the securities in which the Fund may invest.

U.S. GOVERNMENT OBLIGATIONS. The types of government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

  . the full faith and credit of the U.S. Treasury;

  . the issuer's right to borrow from the U.S. Treasury;

  . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

  . the credit of the agency or instrumentality issuing the obligations.


  Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

  . Federal Home Loan Banks;

  . Federal Home Loan Mortgage Corporation ("FHLMC");

  . Federal Farm Credit Banks;

  . Student Loan Marketing Association; and

  . Federal National Mortgage Association ("FNMA").


CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

ZERO COUPON SECURITIES. The Fund may invest in zero coupon bonds and zero coupon convertible securities. The Fund may invest in zero coupon bonds in order to receive the rate of return through the appreciation of the bond. This application is extremely attractive in a falling rate environment as the price of the bond rises rapidly in value as opposed to regular coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity.

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity.

Generally, the price of zero coupon securities are more sensitive to fluctuations in interest than are conventional bonds and convertible securities. In addition, federal tax law requires the holder of a zero coupon security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and to avoid liability of federal income taxes, the Fund will be required to distribute income accrued from zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities:
(i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), FNMA, and the FHLMC; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

ARMS. The Fund may invest in ARMS. ARMS are actively traded, mortgage-backed securities representing interests in adjustable rather than fixed interest rate mortgages. The Fund invests in ARMS issued by GNMA, FNMA, and FHLMC. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.

Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

CMOS. The Fund may invest in CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage-backed securities. Typically, CMOs are collateralized by GNMA, FNMA, or FHLMC certificates, but may be collateralized by whole loans or private mortgage-backed securities.

The Fund will invest only in CMOs which are rated AAA by an NRSRO and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) privately issued securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S.
government.

ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities rated AAA by an NRSRO including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

OPTIONS TRANSACTIONS. The Fund may engage in options transactions. The Fund may purchase and sell options both to increase total return and to hedge against the effect of changes in the value of portfolio securities.

The Fund may write (i.e., sell) covered call options and covered put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

All options written by the Fund must be "covered" options. This means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or in the case of call options on U.S. Treasury bills, substantially similar securities) or have the right to obtain such securities without payment of further consideration (or have segregated cash in the amount of any additional consideration).

The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option. In the case of the Fund, the aggregate value of the obligations underlying the puts will not exceed 50% of the Fund's net assets.

The principal reason for writing call or put options is to manage price volatility (or risk). In addition, the Fund will attempt to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. The Fund will write put options only on securities which the Fund wishes to have in its portfolio and where the Fund has determined, as an investment consideration, that it is willing to pay the exercise price of the option.

The Fund may purchase put options and call options. Such investments in put and call options may not exceed 5% of the Fund's assets, represented by the premium paid, and will only relate to specific securities (or groups of specific securities) in which the Fund may invest. The Fund may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Put options may also be purchased to protect against price movements in particular securities in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

REPURCHASE AGREEMENTS. The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. As a matter of fundamental investment policy which may not be changed without shareholder approval, the Fund may not invest more than 10% of the value of its net assets in restricted securities.

Under criteria established by the Trustees, certain restricted securities are considered to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

INVESTMENT RISKS OF FOREIGN SECURITIES. Although considered separate securities categories for purposes of the Fund's investment policies, the Fund's investment in money market securities issued by foreign banks and in international securities could result in up to 50% of the Fund's net assets being invested in securities of foreign issuers. In addition, the Fund's investment in precious metals securities of foreign issuers, when aggregated with the above, could result in greater than 50% of the Fund's net assets being invested in securities of foreign issuers. Investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations.

Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

INVESTMENT RISKS OF FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:

  . less publicly available information about foreign companies;

  . the lack of uniform financial accounting standards applicable to foreign companies;

  . less readily available market quotations on foreign companies;

  . differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;

  . generally lower foreign securities market volume;

  . the likelihood that foreign securities may be less liquid or more volatile;

  . generally higher foreign brokerage commissions;

  . possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

  . unreliable mail service between countries; and

  . political or financial changes which adversely affect investments in some countries.

INVESTMENT RISKS OF U.S. GOVERNMENT POLICIES REGARDING INVESTMENTS ABROAD. In the past, U.S. government policies have discouraged or restricted certain investments abroad. Although the Fund is unaware of any current restrictions which would materially adversely affect its ability to meet its investment objective and policies, investors are advised that these U.S. government policies could be reinstituted.

INVESTMENT RISKS OF FIXED INCOME SECURITIES. The Fund may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Fixed income securities rated BBB by S&P or Fitch or Baa by Moody's have more speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher-rated fixed income securities. In the event that a fixed income security which had an eligible rating when purchased is downgraded below the eligible rating, the Fund's investment adviser will promptly re-assess whether continued holding of the security is consistent with the Fund's objective.

INVESTMENT RISKS OF REAL ESTATE INVESTMENT TRUSTS. The Fund may purchase interests in real estate investment trusts. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. The investment adviser seeks to mitigate these risks by selecting real estate investment trusts diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location.

INVESTMENT RISKS OF PRECIOUS METAL SECURITIES AND PRECIOUS METALS. The prices of precious metal securities and precious metals have historically been subject to high volatility. The earnings and financial condition of precious metal companies may be adversely affected by volatile precious metal prices.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money or pledge securities except, under certain circumstances, the Fund may borrow money up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

  . with respect to 75% of the value of total assets, invest more than 5% in securities of one issuer except cash and cash items, U.S. government securities, and repurchase agreements. Additionally, the Fund will not acquire more than 10% of the voting securities of any one issuer.

  . invest more than 5% of its assets in securities of issuers that have records of less than three years of continuous operations.

The above investment limitations cannot be changed without shareholder approval.


STAR RELATIVE VALUE FUND
SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                     SHAREHOLDER TRANSACTION EXPENSES

                                                           Y      A      B
                                                         SHARES SHARES SHARES
                                                         ------ ------ ------
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)....................  None  4.50%   None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)....................  None   None   None
Contingent Deferred Sales Charge (as a percentage of
 original
 purchase price or redemption proceeds, as applicable)
 (1)....................................................  None   None  5.00%
Redemption Fee (as a percentage of amount redeemed, if
 applicable)............................................  None   None   None
Exchange Fee............................................  None   None   None

                           ANNUAL OPERATING EXPENSES
               (As a percentage of projected average net assets)
Management Fee.......................................... 0.75%  0.75%  0.75%
12b-1 Fee (2)...........................................  None  0.25%  0.25%
Other Expenses.......................................... 0.30%  0.30%  0.30%
 Shareholder Servicing Fee (3).................... 0.05%
  Total Fund Operating Expenses......................... 1.05%  1.30%  1.30%

(1) The contingent deferred sales charge is 5.00% in the first year, declining to 1.00% in the fifth year, and 0.00% thereafter. (See "Contingent Deferred Sales Charge").

(2) The Y shares are not subject to a 12b-1 Plan.

(3) Y Shares, A Shares, and B Shares can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Y Shares, A Shares, and B Shares plan to limit the Shareholder Servicing Fee to 0.05% of average daily net assets.

The Annual Fund Operating Expenses were 1.00% for Y Shares and 1.01% for A Shares for the period ended November 30, 1997. The Annual Fund Operating Expenses in the table above are based on expenses expected during the fiscal year ending November 30, 1998.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Star Funds Information."

LONG-TERM SHAREHOLDERS INVESTED IN THE A SHARES AND B SHARES MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge.

                                                              Y      A      B
                                                            SHARES SHARES SHARES
                                                            ------ ------ ------
1 Year.....................................................  $ 11   $ 58   $ 65
3 Years....................................................  $ 33   $ 84   $ 75
5 Years....................................................  $ 58   $113   $ 83
10 Years...................................................  $128   $195   $157

You would pay the following expenses on the same investment, assuming no redemption.

                                                              Y      A      B
                                                            SHARES SHARES SHARES
                                                            ------ ------ ------
1 Year.....................................................  $ 11   $ 58   $ 13
3 Years....................................................  $ 33   $ 84   $ 41
5 Years....................................................  $ 58   $113   $ 71
10 Years...................................................  $128   $195   $157

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING NOVEMBER 30, 1998.



STAR RELATIVE VALUE FUND--A SHARES

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 16, 1998, on the Fund's Financial Statements for the year ended November 30, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                          YEAR ENDED NOVEMBER 30,
                         --------------------------------------------------------------
                          1997      1996     1995    1994      1993     1992    1991(A)
-----------------------  -------  -------- -------- -------   -------  -------  -------
NET ASSET VALUE,
BEGINNING
OF PERIOD                $19.03    $15.02   $11.36  $11.80    $10.52   $ 9.43   $10.00
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
 Net investment income     0.67      0.27     0.29    0.23      0.20     0.30     0.22
-----------------------
 Net realized and
 unrealized gain (loss)
 on investments            4.45      4.01     3.65   (0.40)     1.30     1.12    (0.66)
-----------------------  ------    ------   ------  ------    ------   ------   ------
 Total from investment
 operations                5.12      4.28     3.94   (0.17)     1.50     1.42    (0.44)
-----------------------  ------    ------   ------  ------    ------   ------   ------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income        (0.28)    (0.26)   (0.28)  (0.23)    (0.22)   (0.33)   (0.13)
-----------------------
 Distributions from net
 realized gain on
 investments              (0.39)    (0.01)      --   (0.04)       --       --       --
-----------------------  ------    ------   ------  ------    ------   ------   ------
 Total distributions      (0.67)    (0.27)   (0.28)  (0.27)    (0.22)   (0.33)   (0.13)
-----------------------  ------    ------   ------  ------    ------   ------   ------
NET ASSET VALUE, END OF
 PERIOD                  $23.48    $19.03   $15.02  $11.36    $11.80   $10.52   $ 9.43
-----------------------  ------    ------   ------  ------    ------   ------   ------
TOTAL RETURN (B)          27.69%    28.86%   35.10%  (1.54%)   14.47%   15.39%   (4.31%)
-----------------------
RATIOS TO AVERAGE NET
 ASSETS
-----------------------
 Expenses                  1.01%     1.04%    1.06%   1.15%     1.19%    0.47%    0.40%*
-----------------------
 Net investment income     1.40%     1.71%    2.17%   2.02%     1.79%    3.01%    4.75%*
-----------------------
 Expense
 waiver/reimbursement
 (c)                         --        --       --      --      0.31%    1.00%    0.93%*
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of pe-
 riod
 (000 omitted)           $37,748  $215,843 $131,979 $74,094   $49,701  $38,154  $33,015
-----------------------
 Average commission
 rate paid (d)           $0.0918   $0.0905       --      --        --       --       --
-----------------------
 Portfolio turnover          18%       16%      24%     30%       59%      45%      38%
-----------------------

*Computed on an annualized basis.

(a) Reflects operations for the period from June 5, 1991 (date of initial public investment) to November 30, 1991. For the period from January 31, 1989 (start of business) to June 4, 1991, all income was distributed to the Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1997, which can be obtained free of charge.



STAR RELATIVE VALUE FUND--Y SHARES

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 16, 1998, on the Fund's Financial Statements for the year ended November 30, 1997, and on the following table for the period presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                                          YEAR ENDED
                                                         NOVEMBER 30,
                                                           1997(A)
-------------------------------------------------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $22.67
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net investment income                                        0.08
-------------------------------------------------------
 Net realized and unrealized gain (loss) on investments       0.81
-------------------------------------------------------     ------
 Total from investment operations                             0.89
-------------------------------------------------------     ------
LESS DISTRIBUTIONS
-------------------------------------------------------
 Distributions from net investment income                    (0.07)
-------------------------------------------------------     ------
 Total distributions                                         (0.07)
-------------------------------------------------------     ------
NET ASSET VALUE, END OF PERIOD                              $23.49
-------------------------------------------------------     ------
TOTAL RETURN (B)                                              3.93%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                     1.00%*
-------------------------------------------------------
 Net investment income                                        1.35%*
-------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                  $312,056
-------------------------------------------------------
 Average commission rate paid (c)                          $0.0918
-------------------------------------------------------
 Portfolio turnover                                             18%
-------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from August 18, 1997 (date of initial public offering) to November 30, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1997, which can be obtained free of charge.




STAR RELATIVE VALUE FUND
INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to obtain the highest total return, a combination of income and capital appreciation, as is consistent with reasonable risk. The investment objective of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in equity securities. The equity securities ("stocks") in which the Fund may invest include, but are not limited to, stocks which, in the opinion of the Fund's investment adviser, represent characteristics consistent with low volatility, and above-average yields, and are undervalued relative to the stocks comprising the S&P 500. At least 70% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position. The Fund will also invest a portion of its assets in fixed income securities.

ACCEPTABLE INVESTMENTS

Consistent with the above, the Fund expects to invest primarily in common stocks and fixed income securities (i.e., notes and bonds) of companies selected by the Fund's investment adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. These securities will include:

  . common stocks of companies which ordinarily will be in the top 25% of their industries with regard to revenues (however, other factors, such as product position or market share, will be considered by the Fund's investment adviser and may outweigh revenues);

  . convertible securities;

  . domestic issues of corporate debt obligations (rated Aaa, Aa, or A by Moody's; AAA, AA, or A by S&P; or AAA, AA, or A by Fitch);

  . government securities which generally include direct obligations of the
    U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     . the full faith and credit of the U.S. Treasury;

     . the issuer's right to borrow from the U.S. Treasury;

     . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities;

     . the credit of the agency or instrumentality issuing the obligations;
       or

     . investments in ADRs of foreign companies traded on the New York
       Stock Exchange or in the over-the-counter market.

     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

     . Federal Home Loan Banks;

     . FHLMC;

     . Farm Credit Banks;

     . Student Loan Marketing Association; and

     . FNMA.

  . notes, bonds, and discount notes of the following U.S. government agencies or instrumentalities: Federal Home Loan Banks, FNMA, GNMA, National Bank for Cooperatives, Banks for Cooperatives, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, The Student Loan Marketing Association, FHLMC, or National Credit Union Administration.


SECURITIES OF FOREIGN ISSUERS. The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial.

TEMPORARY INVESTMENTS. In such proportions as, in the judgment of its investment adviser, prevailing market conditions warrant, the Fund may, for temporary defensive purposes, invest in:

  . short-term money market instruments;


  . securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and


  . repurchase agreements.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

REPURCHASE AGREEMENTS. The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. As a matter of fundamental investment policy which may not be changed without shareholder approval, the Fund may not invest more than 10% of the value of its net assets in restricted securities.

Under criteria established by the Trustees, certain restricted securities are considered to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of net assets.

INVESTMENT RISKS OF FOREIGN SECURITIES. The Fund may invest in foreign securities. Investments in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations.

Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

INVESTMENT RISKS OF FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:

  . less publicly available information about foreign companies;

  . the lack of uniform financial accounting standards applicable to foreign companies;

  . less readily available market quotations on foreign companies;

  . differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;

  . generally lower foreign securities market volume;

  . the likelihood that foreign securities may be less liquid or more volatile;

  . generally higher foreign brokerage commissions;

  . possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

  . unreliable mail service between countries; and

  . political or financial changes which adversely affect investments in some countries.

INVESTMENT RISKS OF U.S. GOVERNMENT POLICIES REGARDING INVESTMENTS ABROAD. In the past, U.S. government policies have discouraged or restricted certain investments abroad. Although the Fund is unaware of any current restrictions which would materially adversely affect its ability to meet its investment objective and policies, investors are advised that these U.S. government policies could be reinstituted.

INVESTMENT RISKS OF FIXED INCOME SECURITIES. The Fund may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Fixed income securities rated BBB by S&P or Fitch or Baa by Moody's have more speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher-rated fixed income securities. In the event that a fixed income security which had an eligible rating when purchased is downgraded below the eligible rating, the Fund's investment adviser will promptly re-assess whether continued holding of the security is consistent with the Fund's objective.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money or pledge securities except, under certain circumstances, the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

  . with respect to 100% of the value of total assets, invest more than 5% in securities of one issuer except cash and cash items, U.S. government securities, and repurchase agreements.


  . invest more than 5% of its assets in securities of issuers that have records of less than three years of continuous operations.

  . purchase more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.



STAR MARKET CAPITALIZATION FUND

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                     SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................  None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)...................................  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
 redemption proceeds, as applicable)...................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable).....  None
Exchange Fee...........................................................  None

                          ANNUAL OPERATING EXPENSES*
               (As a percentage of projected average net assets)
Management Fee......................................................... 0.30%
12b-1 Fee (1).......................................................... 0.00%
Other Expenses......................................................... 0.79%
 Shareholder Servicing Fee (2)................................... 0.05%
  Total Fund Operating Expenses........................................ 1.09%

(1) As of the date of this prospectus, the Fund is not paying or accruing 12b- 1 fees. The Fund can pay up to 0.25% of average daily net assets as a 12b- 1 fee to the distributor. StarTrust and investment agency clients of Star Bank or its affiliates will not be affected by the Plan because the Plan will not be activated unless and until a second "Y" class of shares of the Fund (which would not have a 12b-1 Plan) is created and StarTrust and investment agency clients' investments in the Fund are converted to such Y class.

(2) The Fund can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Fund plans to limit the Shareholder Servicing Fee to 0.05% of average daily net assets.

* Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ended November 30, 1998. During the course of this period, expenses may be more or less than the average amount shown.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder in the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Star Funds Information."

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales load. The Fund charges no redemption fees.

1 Year.................................................................. $11
3 Years................................................................. $35

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING NOVEMBER 30, 1998.




STAR MARKET CAPITALIZATION FUND

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide investment results that correspond to the aggregate price performance and dividend yield of publicly-traded common stocks, by directly or indirectly duplicating the composition of the Index. The investment objective cannot be changed without approval of shareholders. The Fund's ability to duplicate the Index will depend partly on the size and timing of cash flows into and out of the Fund. The Fund's performance is expected to closely mirror the performance of the Index. An investment in the Fund presents risks similar to those of investing in a portfolio comprised of the securities of the companies in the Index. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these policies become effective.

The Fund pursues its investment objective by attempting to duplicate the total return of the Index, while minimizing transaction costs and other expenses. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95% or better; a figure of 1% to 1% would represent perfect correlation. The Fund will normally be invested (either directly or through the ownership of shares of the Standard & Poor's Depository Receipts(R) Trust ["SPDR(R) Trust"], as described below) in substantially all of the stocks that comprise the Index. Under normal circumstances, at least 80% of the value of the Fund's total assets will be invested, directly or indirectly through shares of the SPDR(R) Trust ("SPDR(s)"), in stocks represented in the Index. However, the Fund is not required to sell securities if the 80% investment level changes due to increases or decreases in the market value of portfolio securities.

The Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group ("S&P") designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. Inclusion of a particular stock in the Index in no way implies an opinion by S&P as to its investment attractiveness, nor is S&P a sponsor or in any way affiliated with the Fund. The Fund utilizes the Index as the standard performance benchmark because it represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns.

The Fund will be managed passively, in that the traditional management functions of economic, financial, and market analysis will not be undertaken. Furthermore, a company's adverse financial circumstance will not trigger its elimination from the Fund's portfolio (whether shares of such company are held by the Fund directly or through the Fund's ownership of SPDRs), unless the company's stock is removed from the Index by S&P.

Until total assets of the Fund reach $80 million, the Fund will not invest directly in the individual securities which comprise the Index, but will instead invest indirectly in the Index through its acquisition of SPDRs. SPDRs represent ownership in the SPDR(R) Trust, a unit investment trust which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the Index, and whose shares trade on the American Stock Exchange.

Once the Fund has reached $80 million in total assets, the Fund will be managed by utilizing a statistical model that identifies which stocks should be purchased or sold in order to duplicate, as much as possible, the composition of the Index. The Fund will include a stock in its investment portfolio in the order of the stock's weighting in the Index, starting with the heaviest-weighted stock. Thus, the proportion of Fund assets invested in such stock is nearly identical to the percentage of the particular stock represented in the Index. On occasion, so as to respond to changes in the Index's composition, as well as corporate mergers, tender offers, and other circumstances, adjustments will be made in the Fund's portfolio. However, it is anticipated that these adjustments will occur infrequently, and the costs will be minimized. As a result, portfolio turnover is expected to be well below that encountered in other investment company portfolios. Therefore, when the Fund invests directly in Index securities, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. While the cash flows into and out of the Fund will impact the Fund's portfolio turnover rate and the Fund's ability to replicate the Index's performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.

The Fund believes that indexing, as described above, constitutes a reasonable and effective method of replicating percentage changes in the Index. While the Fund will not duplicate the Index's performance precisely, it is anticipated that the Fund's performance will closely resemble the performance of the Index. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, and changes in the securities markets and the Index itself, will account for the difference. In addition, to the extent the Fund is invested in SPDRs, which trade at a market value which represents a premium or discount to the net asset value of the SPDR, the Fund's performance may deviate from the performance of the Index.

In order to manage cash flows and minimize transaction costs, the Fund may enter into stock index futures contracts. The Fund may purchase futures contracts solely to maintain adequate liquidity to meet its redemption demands. This will allow the Fund to simultaneously maximize the level of the Fund assets which are tracking the performance of the Index. The Fund can sell futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation.

The Investment Company Act of 1940 (the "1940 Act") currently provides that the Fund may not purchase the securities of an underlying investment company, if as a result, the Fund, together with any of its affiliates, would own more than 3% of the total outstanding securities of that underlying investment company. The investment adviser to the Fund does not believe that this requirement will restrict the Fund's ability to invest in SPDRs. By investing in the Fund, a shareholder bears not only the Fund's total operating expenses, but the operating expenses of the SPDR(R) Trust as well. See "Expenses of the Funds."

ACCEPTABLE INVESTMENTS

The Fund will initially invest primarily in SPDRs. Upon reaching the requisite asset levels, the Fund will invest primarily in large capitalization (primarily domestic) corporate common stocks which are represented in the Index. In addition, the Fund may hold cash reserves which may be invested in the following:

U.S. GOVERNMENT SECURITIES. The Fund is permitted to invest in U.S. government securities which are either issued or are guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:

  . direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


  . notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Farm Credit System including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives, and the Student Loan Marketing Association.

REPURCHASE AGREEMENTS. The U.S. government securities and other securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

VARIABLE RATE U.S. GOVERNMENT SECURITIES. Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as a published interest rate or interest rate index.


CASH ITEMS. The Fund may also invest in cash items.

The Fund may also invest in commercial paper rated A-1 by S&P, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.

STOCK INDEX FUTURES AND OPTIONS. The Fund may utilize stock index futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used to handle cash flows into and out of the Fund and to potentially reduce transactional costs, since transactional costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

There are several risks accompanying the utilization of futures contracts to effectively anticipate market transactions. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the Fund's total assets, after taking into account the unrealized profits and losses on those contracts it has entered into. Second, the Fund will not enter into these contracts for speculative purposes. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or other permissible purposes pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Also, the Fund intends to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC.

INDEX PARTICIPATION CONTRACTS. In addition to investing in stock index futures contracts, options and options on futures contracts, the Fund may also participate in the purchasing and selling of index participation contracts based on the Index. The Fund will utilize index participation contracts to aid in the management of cash flows into and out of the Fund and not for speculative purposes. These contracts provide the equivalent of a position in the stocks of the Index, where each stock is represented in the same proportion as it is represented in the Index. Unlike futures contracts, positions in these instruments may last indefinitely, with no expiration dates and will pay dividends implied by the underlying stocks in the Index. Generally, the value of an index participation contract will rise and fall as the value of the Index rises and falls. Index participation contracts have lower transaction costs than those associated with the purchase and sale of individual stocks. The Fund will invest in index participation contracts only if there exists an active market for such contracts.

The value of these contracts, together with the value of the Fund's investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets. The Fund's use of these investments will be to maintain adequate liquidity to meet redemption requests, while simultaneously maximizing the level of Fund assets which are tracking the performance of the Index.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities on a short-term basis or long-term basis, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks or other institutions which the managers have determined are creditworthy under guidelines established by the Trustees. The Fund will receive collateral in the form of cash or

U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase short-term U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following investment limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this policy becomes effective.

The Fund will not:

  . invest more than 15% of its net assets in securities that are illiquid.

ADDITIONAL CONSIDERATIONS OF INVESTING IN SPDRS

As set forth above, until total assets of the Fund reach $80 million, the Fund will not invest directly in the individual securities which comprise the Index, but instead will invest indirectly in the Index through its acquisition of SPDRs.

Investing through the Fund in SPDRs involves certain additional expenses and certain tax results which would not be present in a direct investment in individual securities. See "Expenses of the Fund" and "Federal Tax Information."

The 1940 Act provides that the Fund and its affiliates may purchase only up to 3% of the total outstanding securities of any underlying investment company. For this purpose, shares of underlying investment companies held by private discretionary investment advisory accounts managed by the Fund's adviser will be aggregated with those held by the Fund. The investment adviser to the Fund does not believe that this requirement will restrict the ability of the Fund to invest in SPDRs.

The 1940 Act also provides that, when the Fund invests in shares of an underlying investment company, the underlying investment company will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Therefore, if the Fund owns more than 1% of SPDR(R) Trust's outstanding securities, the portion of the investment exceeding 1% may be considered illiquid and, when added together with other such illiquid securities, may not exceed 15% of the Fund's net assets.


STAR GROWTH EQUITY FUND
SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                     SHAREHOLDER TRANSACTION EXPENSES

                                                                  Y      B
                                                                SHARES SHARES
                                                                ------ ------
Maximum Sales Charge Imposed on Purchases (as a percentage of
 offering price)...............................................  None   None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)...........................  None   None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable) (1).....  None  5.00%
Redemption Fee (as a percentage of amount redeemed, if
 applicable)...................................................  None   None
Exchange Fee...................................................  None   None

                           ANNUAL OPERATING EXPENSES
               (As a percentage of projected average net assets)
Management Fee................................................. 0.75%  0.75%
12b-1 Fee (2)..................................................  None  0.25%
Other Expenses................................................. 0.31%  0.31%
 Shareholder Servicing Fee (3)........................... 0.05%
  Total Fund Operating Expenses................................ 1.06%  1.31%

(1) The contingent deferred sales charge is 5.00% in the first year, declining to 1.00% in the fifth year, and 0.00% thereafter. (See "Contingent Deferred Sales Charge.")

(2) The Y Shares are not subject to a 12b-1 Plan.

(3) Y Shares and B Shares can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Y Shares and B Shares plan to limit the Shareholder Servicing Fee to 0.05% of average daily net assets.

The Annual Fund Operating Expenses were 1.06% for Y Shares and 1.09% for B Shares for the period ended November 30, 1997. The Annual Fund Operating Expenses in the table above are based on expenses expected during the fiscal year ending November 30, 1998.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Star Funds Information."

LONG-TERM SHAREHOLDERS INVESTED IN THE B SHARES MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge.
                                                                     Y      B
                                                                   SHARES SHARES
                                                                   ------ ------
1 Year............................................................  $ 11   $ 65
3 Years...........................................................  $ 34   $ 75
5 Years...........................................................  $ 58   $ 84
10 Years..........................................................  $129   $158

You would pay the following expenses on the same investment, assuming no redemption.

                                                                     Y      B
                                                                   SHARES SHARES
                                                                   ------ ------
1 Year............................................................  $ 11   $ 13
3 Years...........................................................  $ 34   $ 42
5 Years...........................................................  $ 58   $ 72
10 Years..........................................................  $129   $158

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING NOVEMBER 30, 1998.



STAR GROWTH EQUITY FUND--B SHARES

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 16, 1998, on the Fund's Financial Statements for the year ended November 30, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                                  YEAR ENDED NOVEMBER 30,
                                                  -------------------------
                                                   1997     1996    1995(A)
 -----------------------------------------------  -------  -------  -------
 NET ASSET VALUE, BEGINNING OF PERIOD              $15.17   $12.70   $10.00
 -----------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 -----------------------------------------------
  Net investment income                              0.19     0.17     0.24
 -----------------------------------------------
  Net realized and unrealized gain (loss) on in-
  vestments                                          2.97     3.12     2.67
 -----------------------------------------------  -------  -------  -------
  Total from investment operations                   3.16     3.29     2.91
 -----------------------------------------------  -------  -------  -------
 LESS DISTRIBUTIONS
 -----------------------------------------------
  Distributions from net investment income          (0.14)   (0.16)   (0.21)
 -----------------------------------------------
  Distributions from net realized gain on
  investments                                       (1.02)   (0.66)      --
 -----------------------------------------------  -------  -------  -------
  Total distributions                               (1.16)   (0.82)   (0.21)
 -----------------------------------------------  -------  -------  -------
 NET ASSET VALUE, END OF PERIOD                    $17.17   $15.17   $12.70
 -----------------------------------------------  -------  -------  -------
 TOTAL RETURN (B)                                   22.65%   27.34%   29.44%
 -----------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 -----------------------------------------------
  Expenses                                           1.09%    1.19%    1.17%*
 -----------------------------------------------
  Net investment income                              0.86%    1.31%    2.00%*
 -----------------------------------------------
  Expense waiver/reimbursement (c)                     --       --     0.03%*
 -----------------------------------------------
 SUPPLEMENTAL DATA
 -----------------------------------------------
  Net assets, end of period (000 omitted)         $45,025  $85,311  $48,699
 -----------------------------------------------
  Average commission rate paid (d)                $0.1035  $0.0007       --
 -----------------------------------------------
  Portfolio turnover                                   60%      96%     171%
 -----------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from December 12, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1997, which can be obtained free of charge.




STAR GROWTH EQUITY FUND--Y SHARES

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 16, 1998, on the Fund's Financial Statements for the year ended November 30, 1997, and on the following table for the period presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                                         PERIOD ENDED
                                                         NOVEMBER 30,
                                                           1997(A)
-------------------------------------------------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $16.46
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net investment income                                         0.03
-------------------------------------------------------
 Net realized and unrealized gain (loss) on investments        0.73
-------------------------------------------------------    --------
 Total from investment operations                              0.76
-------------------------------------------------------    --------
LESS DISTRIBUTIONS
-------------------------------------------------------
 Distributions from net investment income                     (0.04)
-------------------------------------------------------    --------
NET ASSET VALUE, END OF PERIOD                               $17.18
-------------------------------------------------------    --------
TOTAL RETURN (B)                                               4.59%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                      1.06%*
-------------------------------------------------------
 Net investment income                                         0.68%*
-------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                   $109,087
-------------------------------------------------------
 Average commission rate paid (c)                           $0.1035
-------------------------------------------------------
 Portfolio turnover                                              60%
-------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from August 18, 1997 (date of initial public offering) to November 30, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1997, which can be obtained free of charge.



STAR GROWTH EQUITY FUND
INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to maximize capital appreciation. The investment objective of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing at least 65% of the value of its total assets in growth-oriented equity securities. The Fund defines growth-oriented equity securities as securities of U.S. companies with market capitalizations of $1.5 billion or greater that are projected by the Fund's investment adviser, based upon traditional research techniques, to show earnings growth potential superior to the S&P 500. The Fund may also invest in domestic debt securities, international securities, U.S. government securities, structured fixed income securities, and money market instruments. The Fund's investment adviser selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative measurement techniques. The data considered by the quantitative model includes, but is not limited to, price/earnings ratios, historical and projected earnings growth rates, historical sales growth rates, historical return on equity, market capitalization, average daily trading volume, and credit rankings based on NRSROs (where applicable). The quantitative model is used in conjunction with the investment adviser's economic forecast and assessment of the risk and volatility of the company's industry.

ACCEPTABLE INVESTMENTS

The securities in which the Fund may invest may include the following:

DOMESTIC EQUITY SECURITIES. The domestic equity securities in the Fund will usually consist of U.S. common and preferred stocks of companies with market capitalizations of $1.5 billion or greater and which are listed on the New York or American Stock Exchanges or traded in the over-the-counter market and warrants of such companies.

REAL ESTATE INVESTMENT TRUSTS. This category will include equity or mortgage real estate investment trusts integrated to capture income. A real estate investment trust is a managed portfolio of real estate investments. Real estate of domestic issuers will not be considered domestic equity securities for purposes of the asset allocation policy described above. Real estate investment trust holdings will be diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location. An equity real estate investment trust holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage real estate investment trust specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

DOMESTIC DEBT SECURITIES. The Fund may also invest in notes, zero coupon bonds, and convertible securities of the U.S. companies described above, all of which are rated investment grade, i.e., Baa or better by Moody's, or BBB or better by S&P or Fitch (or, if unrated, are deemed to be of comparable quality by the Fund's investment adviser). The Fund may also invest in securities issued and/or guaranteed as to the payment of principal and interest by the U.S. government or its agencies or instrumentalities. The types of government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

  . the full faith and credit of the U.S. Treasury;

  . the issuer's right to borrow from the U.S. Treasury;

  . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

  . the credit of the agency or instrumentality issuing the obligations.

  Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

  . Federal Home Loan Banks;

  . FHLMC;

  . Farm Credit Banks;

  . Student Loan Marketing Association; and

  . FNMA.

STRUCTURED FIXED INCOME SECURITIES. The Fund many invest in mortgage-backed securities, ARMS, CMOs, and asset-backed securities.

INTERNATIONAL SECURITIES. The Fund may invest in international securities (including investment companies which invest primarily in international securities). The international portion of the Fund will include equity securities of non-U.S. companies and corporate and government fixed income securities denominated in currencies other than U.S. dollars. The international equity securities in which the Fund invests include international stocks traded domestically or abroad through various stock exchanges, ADRs or IDRs. The international fixed income securities will include ADRs, IDRs, and government securities of other nations and will be rated investment-grade (i.e., Baa or better by Moody's or BBB or better by S&P) or deemed by the investment adviser to be of an equivalent quality. The Fund will not invest more than 10% of its assets in international securities.

MONEY MARKET INSTRUMENTS. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign short-term money market instruments including:

  . commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or Prime-2. In the case where commercial paper or Europaper has received different ratings from different rating services, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is in the two highest rating categories of the NRSROs described above;

  . instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by BIF or the SAIF. These instruments may include ECDs, Yankee CDs, and ETDs;

  . obligations of the U.S. government or its agencies or instrumentalities;

  . repurchase agreements; and

  . other short-term instruments which are not rated but are determined by the investment adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.


CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

ZERO COUPON SECURITIES. The Fund may invest in zero coupon bonds and zero coupon convertible securities. The Fund may invest in zero coupon bonds in order to receive the rate of return through the appreciation of the bond. This application is extremely attractive in a falling rate environment as the price of the bond rises rapidly in value as opposed to regular coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity.

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity.

Generally, the price of zero coupon securities are more sensitive to fluctuations in interest than are conventional bonds and convertible securities. In addition, federal tax law requires the holder of a zero coupon security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and to avoid liability of federal income taxes, the Fund will be required to distribute income accrued from zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities:
(i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the GNMA, the FNMA, and the FHLMC; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

ARMS. The Fund may invest in ARMS. ARMS are actively traded, mortgage-backed securities representing interests in adjustable rather than fixed interest rate mortgages. The Fund invests in ARMS issued by GNMA, FNMA, and FHLMC. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S.
government securities.

Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

CMOS. The Fund may invest in CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage-backed securities. Typically, CMOs are collateralized by GNMA, FNMA, or FHLMC certificates, but may be collateralized by whole loans or private mortgage-backed securities.

The Fund will invest only in CMOs which are rated AAA by a NRSRO and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) privately issued securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S.
government.

ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities rated AAA by an NRSRO including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

OPTIONS TRANSACTIONS. The Fund may engage in options transactions. The Fund may purchase and sell options both to increase total return and to hedge against the effect of changes in the value of portfolio securities.

The Fund may write (i.e., sell) covered call options and covered put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

All options written by the Fund must be "covered" options. This means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or in the case of call options on U.S. Treasury bills, substantially similar securities) or have the right to obtain such securities without payment of further consideration (or have segregated cash in the amount of any additional consideration).

The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

The principal reason for writing call or put options is to manage price volatility (or risk). In addition, the Fund will attempt to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. The Fund will write put options only on securities which the Fund wishes to have in its portfolio and where the Fund has determined, as an investment consideration, that it is willing to pay the exercise price of the option.

The Fund may purchase put options and call options. Such investments in put and call options may not exceed 5% of the Fund's assets, represented by the premium paid, and will only relate to specific securities (or groups of specific securities) in which the Fund may invest. The Fund may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Put options may also be purchased to protect against price movements in particular securities in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell futures contracts to hedge against the effect of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index future contract is an agreement to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

INVESTMENT RISKS OF FUTURES AND OPTIONS ON FUTURES. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

REPURCHASE AGREEMENTS. The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES. Pursuant to a fundamental policy, in order to generate additional income the Fund may lend portfolio securities up to one-third of the value of its total assets, on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities.

The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and where the Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws.

Under criteria established by the Trustees, certain restricted securities are considered to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of net assets.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to duplicate expenses.

INVESTMENT RISKS OF FOREIGN SECURITIES. The Fund may invest in foreign securities. Investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations.

Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

INVESTMENT RISKS OF FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:

  . less publicly available information about foreign companies;

  . the lack of uniform financial accounting standards applicable to foreign companies;

  . less readily available market quotations on foreign companies;

  . differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;

  . generally lower foreign securities market volume;

  . the likelihood that foreign securities may be less liquid or more volatile;

  . generally higher foreign brokerage commissions;

  . possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

  . unreliable mail service between countries; and

  . political or financial changes which adversely affect investments in some countries.

INVESTMENT RISKS OF U.S. GOVERNMENT POLICIES REGARDING INVESTMENTS ABROAD. In the past, U.S. government policies have discouraged or restricted certain investments abroad. Although the Fund is unaware of any current restrictions which would materially adversely affect its ability to meet its investment objective and policies, investors are advised that these U.S. government policies could be reinstituted.

INVESTMENT RISKS OF FIXED INCOME SECURITIES. The Fund may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Fixed income securities rated BBB by S&P or Fitch or Baa by Moody's have more speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher-rated fixed income securities. In the event that a fixed income security which had an eligible rating when purchased is downgraded below the eligible rating, the Fund's investment adviser will promptly re-assess whether continued holding of the security is consistent with the Fund's objective.

INVESTMENT RISKS OF REAL ESTATE INVESTMENT TRUSTS. The Fund may purchase interests in real estate investment trusts. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. The investment adviser seeks to mitigate these risks by selecting real estate investment trusts diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money or pledge securities except, under certain circumstances, the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

  . with respect to 75% of the value of total assets, invest more than 5% in securities of one issuer except cash and cash items, U.S. government securities, and repurchase agreements.

The above investment limitations cannot be changed without shareholder approval.


STAR CAPITAL APPRECIATION FUND
SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                     SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................ 4.50%
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)...................................  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
 redemption proceeds, as applicable)...................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable).....  None
Exchange Fee...........................................................  None

                           ANNUAL OPERATING EXPENSES
                    (As a percentage of average net assets)
Management Fee......................................................... 0.95%
12b-1 Fee (1).......................................................... 0.00%
Other Expenses......................................................... 0.34%
 Shareholder Servicing Fee (2)................................... 0.05%
  Total Fund Operating Expenses........................................ 1.29%

(1) As of the date of this prospectus, the Fund is not paying or accruing 12b- 1 fees. The Fund can pay up to 0.25% of average daily net assets as a 12b- 1 fee to the distributor. StarTrust and investment agency clients of Star Bank or its affiliates will not be affected by the Plan because the Plan will not be activated unless and until a second "Y" class of shares of the Fund (which would not have a 12b-1 Plan) is created and StarTrust and investment agency clients' investments in the Fund are converted to such Y class.

(2) The Fund can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Fund plans to limit the Shareholder Servicing Fee to 0.05% of average daily net assets.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Star Funds Information."

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. The Fund charges no redemption fees.

1 Year..................................................................... $ 58
3 Years.................................................................... $ 84
5 Years.................................................................... $113
10 Years................................................................... $194

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



STAR CAPITAL APPRECIATION FUND--A SHARES

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 16, 1998, on the Fund's Financial Statements for the year ended November 30, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                             YEAR ENDED NOVEMBER 30,
                                         -------------------------------------
                                          1997     1996      1995      1994(A)
 --------------------------------------  -------  -------   -------    -------
 NET ASSET VALUE, BEGINNING OF PERIOD     $12.55   $11.82    $10.15     $10.00
 --------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 --------------------------------------
  Net investment income                     0.02    (0.03)     0.03         --
 --------------------------------------
  Net realized and unrealized gain
  (loss) on investments                     1.77     1.05      1.72       0.15
 --------------------------------------  -------  -------   -------    -------
  Total from investment operations          1.79     1.02      1.75       0.15
 --------------------------------------  -------  -------   -------    -------
 LESS DISTRIBUTIONS
 --------------------------------------
  Distributions from net investment in-
  come                                        --       --     (0.04)        --
 --------------------------------------
  Distributions in excess of net in-
  vestment income                             --       --     (0.00)**      --
 --------------------------------------
  Distributions from net realized gain
  on investments                              --    (0.29)    (0.04)        --
 --------------------------------------  -------  -------   -------    -------
  Total distributions                         --    (0.29)    (0.08)        --
 --------------------------------------  -------  -------   -------    -------
 NET ASSET VALUE, END OF PERIOD           $14.34   $12.55    $11.82     $10.15
 --------------------------------------  -------  -------   -------    -------
 TOTAL RETURN (B)                          14.26%    8.95%    17.35%      1.50%
 --------------------------------------
 RATIOS TO AVERAGE NET ASSETS
 --------------------------------------
  Expenses                                  1.29%    1.32%     1.47%      1.58%*
 --------------------------------------
  Net investment income                     0.16%   (0.24)%    0.28%      0.08%*
 --------------------------------------
  Expense waiver/reimbursement (c)            --       --      0.01%      0.10%*
 --------------------------------------
 SUPPLEMENTAL DATA
 --------------------------------------
  Net assets, end of period (000 omit-
  ted)                                   $83,118  $79,163   $56,430    $30,013
 --------------------------------------
  Average commission rate paid (d)       $0.0967  $0.0703        --         --
 --------------------------------------
  Portfolio turnover                         262%     174%      144%        36%
 --------------------------------------

* Computed on an annualized basis.

** Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes for the year ended November 30, 1995.

(a) Reflects operations for the period from June 13, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1997, which can be obtained free of charge.



STAR CAPITAL APPRECIATION FUND
INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment of the Fund is to maximize capital appreciation. The investment objective of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing at least 65% of the value of its total assets in equity securities of U.S. companies. The Fund may also invest in domestic debt securities, international securities, U.S. government securities, and money market instruments. The Fund's investment adviser selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative measurement techniques. This quantitative model includes, but is not limited to, price/earnings ratios, historical and projected earnings growth rates, historical sales growth rates, historical return on equity, market capitalization, average daily trading volume, and credit rankings based on NRSROs (where applicable). The quantitative model is used in conjunction with the investment adviser's economic forecast and assessment of the risk and volatility of the company's industry.

ACCEPTABLE INVESTMENTS

The securities in which the Fund invests include the following:

DOMESTIC EQUITY SECURITIES. The domestic equity securities of the Fund will usually consist of common and preferred stock and warrants of U.S. companies with between $200 million and $10 billion in equity and whose shares are listed on the New York or American Stock Exchanges or traded in the over-the-counter market.

DOMESTIC DEBT SECURITIES. The Fund may also invest in notes, zero coupon bonds, and convertible securities of the U.S. companies described above, all of which are rated investment grade, i.e., Baa or better by Moody's, or BBB or better by S&P or Fitch (or, if unrated, are deemed to be of comparable quality by the Fund's investment adviser). The Fund may also invest in securities issued and/or guaranteed as to the payment of principal and interest by the U.S. government or its agencies or instrumentalities which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

  . the full faith and credit of the U.S. Treasury;

  . the issuer's right to borrow from the U.S. Treasury;

  . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

  . the credit of the agency or instrumentality issuing the obligations.

  Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

  . Federal Home Loan Banks;

  . FHLMC;

  . Farm Credit Banks;

  . Student Loan Marketing Association; and

  . FNMA.


INTERNATIONAL SECURITIES. The Fund may invest in international securities (including investment companies which invest primarily in international securities). The international portion of the Fund will include equity securities of non-U.S. companies and corporate and government fixed income securities denominated in currencies other than U.S. dollars. The international equity securities in which the Fund invests include international stocks traded domestically or abroad through various stock exchanges, ADRs or IDRs. The international fixed income securities will include ADRs, IDRs, and government securities of other nations and will be rated investment-grade (i.e., Baa or better by Moody's or BBB or better by S&P) or deemed by the investment adviser to be of an equivalent quality. The Fund will not invest more than 10% of its assets in international securities.


MONEY MARKET INSTRUMENTS. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign short-term money market instruments including:

  . commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or Prime-2. In the case where commercial paper or Europaper has received different ratings from different rating services, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is in the two highest rating categories of the NRSROs described above;

  . instruments of domestic and foreign banks and savings associations (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by BIF or the SAIF. These instruments may include ECDs, Yankee CDs, and ETDs;

  . obligations of the U.S. government or its agencies or instrumentalities;

  . repurchase agreements; and

  . other short-term instruments which are not rated but are determined by the investment adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

OPTIONS TRANSACTIONS. The Fund may engage in options transactions. The Fund may purchase and sell options both to increase total return and to hedge against the effect of changes in the value of portfolio securities.

The Fund may write (i.e., sell) covered call options and covered put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

All options written by the Fund must be "covered" options. This means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or in the case of call options on U.S. Treasury bills, substantially similar securities) or have the right to obtain such securities without payment of further consideration (or have segregated cash in the amount of any additional consideration).

The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

The principal reason for writing call or put options is to manage price volatility (or risk). In addition, the Fund will attempt to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. The Fund will write put options only on securities which the Fund wishes to have in its portfolio and where the Fund has determined, as an investment consideration, that it is willing to pay the exercise price of the option.

The Fund may purchase put options and call options. Such investments in put and call options may not exceed 5% of the Fund's assets, represented by the premium paid, and will only relate to specific securities (or groups of specific securities) in which the Fund may invest. The Fund may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Put options may also be purchased to protect against price movements in particular securities in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Fund are qualified for offer and sale.

The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell futures contracts to hedge against the effect of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index future contract is an agreement to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

INVESTMENT RISKS OF FUTURES AND OPTIONS ON FUTURES. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

REPURCHASE AGREEMENTS. The securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES. Pursuant to a fundamental policy, in order to generate additional income, the Fund may lend portfolio securities up to one-third of the value of its total assets, on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities.

The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and where the Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws.

Under criteria established by the Trustees, certain restricted securities are considered to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to duplicate expenses.

In addition, the Fund may purchase shares of closed-end investment companies which invest in securities which approximate the composition of a stock index.

INVESTMENT RISKS OF FOREIGN SECURITIES. The Fund may invest in foreign securities. Investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations.

Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

INVESTMENT RISKS OF FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:

  . less publicly available information about foreign companies;

  . the lack of uniform financial accounting standards applicable to foreign companies;

  . less readily available market quotations on foreign companies;

  . differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;

  . generally lower foreign securities market volume;

  . the likelihood that foreign securities may be less liquid or more volatile;

  . generally higher foreign brokerage commissions;

  . possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

  . unreliable mail service between countries; and

  . political or financial changes which adversely affect investments in some countries.

INVESTMENT RISKS OF U.S. GOVERNMENT POLICIES REGARDING INVESTMENTS ABROAD. In the past, U.S. government policies have discouraged or restricted certain investments abroad. Although the Fund is unaware of any current restrictions which would materially adversely affect its ability to meet its investment objective and policies, investors are advised that these U.S. government policies could be reinstituted.

INVESTMENT RISKS OF FIXED INCOME SECURITIES. The Fund may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Fixed income securities rated BBB by S&P or Fitch or Baa by Moody's have more speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher-rated fixed income securities. In the event that a fixed income security which had an eligible rating when purchased is downgraded below the eligible rating, the Fund's investment adviser will promptly re-assess whether continued holding of the security is consistent with the Fund's objective.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money or pledge securities except, under certain circumstances, the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

  . with respect to 75% of the value of total assets, invest more than 5% in securities of one issuer except cash and cash items, U.S. government securities, and repurchase agreements. Additionally, the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.



STAR INTERNATIONAL EQUITY FUND

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                     SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................ 1.50%
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)...................................  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
 redemption proceeds, as applicable)...................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable).....  None
Exchange Fee...........................................................  None

                          ANNUAL OPERATING EXPENSES*
               (As a percentage of projected average net assets)
Management Fee......................................................... 0.75%
12b-1 Fee (1).......................................................... 0.00%
Other Expenses......................................................... 0.94%
 Shareholder Servicing Fee (2)................................... 0.05%
  Total Fund Operating Expenses........................................ 1.69%

(1) As of the date of this prospectus, the Fund is not paying or accruing 12b- 1 fees. The Fund can pay up to 0.25% of average daily net assets as a 12b- 1 fee to the distributor. StarTrust and investment agency clients of Star Bank or its affiliates will not be affected by the Plan because the Plan will not be activated unless and until a second "Y" class of shares of the Fund (which would not have a 12b-1 Plan) is created and StarTrust and investment agency clients' investments in the Fund are converted to such Y class.

(2) The Fund can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Fund plans to limit the Shareholder Servicing Fee to 0.05% of average daily net assets.

* Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending November 30, 1998. During the course of this period, expenses may be more or less than the average amount shown.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder in the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Star Funds Information."

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales load. The Fund charges no redemption fees.

1 Year...................................................................... $32
3 Years..................................................................... $67

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING NOVEMBER 30, 1998.



STAR INTERNATIONAL EQUITY FUND

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is long-term capital appreciation. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in shares of other mutual funds, the portfolios of which consist primarily of equity securities of non-U.S. issuers. Under normal market conditions, and as an investment policy, the Fund pursues its investment objective by investing at least 65% of the value of its total assets in underlying funds that are international equity funds. However, as an operational policy, the Fund anticipates investing substantially all of its assets in international equity funds. International equity funds are those which invest primarily in equity securities of companies located in three or more countries outside the United States.

To the extent that the Fund's assets are invested in underlying funds, its investment experience will correspond directly with that of its proportionate investment in those funds. This strategy also involves certain additional expenses and certain tax results which would not be present in a direct investment in mutual funds. See "Expenses of the Fund" and "Federal Tax Information." Federal law imposes certain limits on the purchases of mutual fund shares by the Fund. The Fund may purchase shares of no-load funds available without a transaction fee and shares of mutual funds that charge sales loads and/or pay their own distribution expenses. See "Additional Considerations of Investing in Other Investment Companies." Each underlying fund provides a prospectus and other disclosure documents to the Fund. These documents are also available to Fund shareholders directly from the underlying fund.

The investment adviser will attempt to identify and select a varied portfolio of international equity funds which represents the greatest long-term capital growth potential based on the investment adviser's analysis of many factors. The selection of international equity funds may include international equity funds that invest primarily in emerging markets (as described below) or focus their investments on geographic regions (provided they invest in at least three countries other than the United States).

The investment adviser will first assess the relative attractiveness of individual countries, geographic regions, and/or emerging markets. After identifying the most and least attractive countries, regions or markets, consideration will be given to the expected returns and risks before deciding whether to invest in funds that overweight or underweight certain countries, regions or markets.

The selection of underlying funds also involves an initial peer group screening process which assesses fund investment style, investment objectives and policies, and fund management. Rankings of certain independent rating services are also considered. Potential underlying funds which, in the investment adviser's view, meet these criteria will then be subject to further evaluation of investment policies, historic total return, size, volatility and operating expenses over various time periods. Also, on a macroeconomic level, a fund's geographical diversification is also considered. The underlying funds may be subject to more, less, the same or different investment restrictions than the Fund, and the Fund's investment adviser will consider these similarities and differences when making investment decisions.

The Investment Company Act of 1940 (the "1940 Act") currently provides that the Fund may not purchase the securities of an underlying fund, if as a result, the Fund, together with any of its affiliates, would own more than 3% of the total outstanding securities of that underlying fund. Thus, the Fund's ability to invest in shares of certain underlying funds could be restricted and the Fund's investment adviser may have to select alternative investments. By investing in the Fund, you bear not only the Fund's total operating expenses, but the operating expenses of the underlying funds as well. See "Expenses of the Fund."


The underlying funds may be authorized to invest up to 100% of their respective assets in the securities of foreign issuers and engage in foreign currency transactions (including forward foreign currency exchange transactions) with respect to these investments; invest primarily in either the securities of emerging market countries or in the securities of a single country; invest 35% or more of their respective assets in high yield securities (i.e., "junk bonds"); invest in warrants; sell securities short; engage in leveraged borrowing; and enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. The Fund may invest its assets in underlying funds that concentrate their investments in a single industry.

Although the Fund will normally invest in open-end management investment companies, it also may invest in closed-end management investment companies and/or unit investment trusts. Unlike open-end funds that offer and sell their shares at net asset value plus any applicable sales charge, the shares of closed-end funds and unit investment trusts may trade at a market value that represents a premium, discount or spread to net asset value.

For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest directly in money market mutual funds or invest directly in (or enter into repurchase agreements maturing in seven days or less with banks and broker/dealers with respect to) short-term debt securities, including U.S. Treasury bills and other short-term U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances. The underlying funds may have a similar temporary defensive investment policy. However, except when the Fund is in a temporary defensive investment position or as may be considered necessary to accumulate cash in order to satisfy minimum purchase requirements of the underlying funds or to meet anticipated redemptions, the Fund normally will maintain its assets invested in underlying funds.

The Fund is a diversified investment portfolio, and many of the underlying funds also will be diversified. In some instances, however, an underlying fund may be non-diversified or invest a substantial portion of its assets in a single country. Such an investment may result in a greater fluctuation in the total market value of the underlying fund's portfolio because of the higher percentage of investments among fewer issuers or in a single country. The economic, political or regulatory developments affecting the value of the securities in the underlying fund's portfolio will therefore have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers or countries. The Fund intends to reduce these risks by holding shares of multiple underlying funds.

The Fund's investment strategy of investing in the shares of other international equity funds is designed (but not guaranteed) to reduce the risk associated with investing in a single underlying fund with a single manager. Holding a diversified portfolio of international equity funds also may provide access to a wider range of management talent, companies, industries, countries, and markets than would be available through any one underlying fund. International securities and markets are subject to currency rate fluctuations and potentially greater price volatility and liquidity considerations than U.S. securities. Investors have historically sought to reduce these risks through multi-country diversification. The Fund is designed to give shareholders a single investment that offers broad international diversification.

ACCEPTABLE INVESTMENTS

The following is a description of the securities in which the underlying funds may invest. Although many of the underlying funds may have the same or similar investment policies as the Fund, they are not required to do so.

SECURITIES OF FOREIGN ISSUERS. An underlying fund may invest up to 100% of its total assets in the equity securities of foreign issuers, including international stocks. International stocks are issued by foreign companies around the world (excluding the United States). Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments.

An underlying fund may also invest in equity or debt securities of foreign issuers traded on the New York or American Stock Exchanges or in the over-the-counter market in the form of sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts"). See description below.


The Fund's investment approach of investing, through underlying funds, in foreign securities is based on the premise that investing in non-U.S. securities provides three potential benefits over investing solely in U.S. securities: (1) the opportunity to invest in foreign issuers believed to have superior growth potential; (2) the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S.; and (3) the opportunity to reduce portfolio volatility to the extent that securities markets inside and outside the U.S. do not move in harmony.

The underlying funds in which the Fund invests may also take advantage of the unusual opportunities for higher returns available from investing in developing or emerging market countries. Underlying funds may invest without limit in emerging market countries. A developing or emerging market country generally is considered to be in the initial stages of industrialization. The Fund's investment adviser considers emerging market countries to be all countries that are generally considered to have developing or emerging markets. Furthermore, the Fund's investment adviser considers emerging market countries to be all countries considered by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities, as developing. Investments in developing countries are more volatile and risky than investments in developed countries. See description below.

To the extent that the Fund invests in underlying funds that invest primarily in the securities of a single country, any political, economic or regulatory developments affecting the value of the securities in the underlying fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among the securities of more countries.

The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some countries, or in issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. An underlying fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the investments in those countries.

Brokerage commissions, custodial services, and other costs relating to foreign investment may be more expensive than in the United States. Foreign markets may have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of an underlying fund to make intended security purchases due to settlement problems could cause an underlying fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses due to subsequent declines in value of the portfolio security or, if an underlying fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Other differences between foreign and U.S. companies include: less publicly available information about foreign companies; the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies; less readily available market quotations on foreign companies; differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments; the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities, which could cause prices to be erratic for reasons apart from factors that affect the quality of securities; the likelihood that foreign securities may be less liquid or more volatile; unreliable mail service between countries; political or financial changes which adversely affect investments in some countries; the possibility that certain markets may require payment for securities before delivery; and religious and ethnic instability.

In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors. Investors are advised that when such policies are instituted, the Fund will abide by them, and the Fund anticipates compliance by the underlying funds.

DEPOSITARY RECEIPTS. ADRs are receipts typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign issuer. ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored Depositary Receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities. Ownership of unsponsored Depositary Receipts may not entitle the underling funds to financial or other reports from the issuer of the underlying security, to which they would be entitled as the owner of sponsored Depositary Receipts.

EMERGING MARKETS. Generally included in emerging markets are all countries in the world except Australia, Canada, Japan, New Zealand, the United States, and most western European countries. The risks of investing in developing or emerging markets are similar to, but greater than, the risks of investing in the securities of developed international markets since emerging or developing markets tend to have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries.

In certain emerging market countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. The economies of emerging market countries may be predominantly based on a few industries and may be highly vulnerable to change in local or global trade conditions. The securities markets of many of these countries also may be smaller, less liquid, and subject to greater price volatility than those in the United States. Some emerging market countries also may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market country currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which portfolio securities are denominated may have an adverse impact on the underlying funds. Finally, many emerging market countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies for individual emerging market countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of domestic product, inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


FOREIGN CURRENCY TRANSACTIONS. Foreign currency transactions may be used by underlying funds to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

Foreign currency transactions also may be used to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency exchanges may be used to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses. Further, an underlying fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations. Cross-hedging transactions involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability that is the subject of the hedge.

FORWARD COMMITMENTS. Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. An underlying fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the underlying fund's records at the trade date and maintained until the transaction has been settled. Risk is involved if the value of the security declines before settlement. Although an underlying fund may enter into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize a short-term profit or loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time an underlying fund enters into a forward contract, the underlying fund assets with a value equal to the underlying fund's obligation under the forward contract are segregated on the underlying fund's records and are maintained until the contract has been settled. An underlying fund will not enter into a forward contract with a term of more than one year. An underlying fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

An underlying fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. The Fund's investment adviser believes, however, that it is important that an underlying fund be able to enter into forward contracts when the best interests of the underlying fund will be served.

An underlying fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the underlying fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the underlying fund's position, the underlying fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the underlying fund are traded on U.S. and foreign exchanges or over-the-counter.

  CURRENCY RISKS. Because an underlying fund may purchase securities denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates could affect such underlying fund's net asset value; the value of interest earned; gains and losses realized on the sale of securities; and net investment income and capital gain, if any, to be distributed to shareholders by such underlying fund. If the value of a foreign currency rises against the U.S. dollar, the value of an underlying fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of underlying fund assets denominated in that currency will decrease.

  The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental interpretation, speculation and other economic and political conditions. Although the underlying funds value their assets daily in U.S. dollars, the underlying funds will not convert their holdings of foreign currencies to U.S. dollars daily. When an underlying fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

FUTURES AND OPTIONS TRANSACTIONS. The underlying funds may engage in futures and options transactions as described below. As a means of reducing fluctuations in the net asset value of its shares, an underlying fund may attempt to hedge all or a portion of its portfolio by buying and selling financial and stock index futures contracts, buying put and call options on portfolio securities and put options on futures contracts, and writing call options on futures contracts. An underlying fund may also write covered put and call options to attempt to increase its current income or to hedge a portion of its portfolio investments. The underlying funds will maintain their positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series. The underlying funds purchase and write options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by their respective investment advisers.

FUTURES CONTRACTS. The underlying funds may purchase and sell financial and stock index futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. The underlying funds also may purchase and sell stock index futures to hedge against changes in prices. The underlying funds will not engage in futures transactions for speculative purposes.

A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, an underlying fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the underlying fund's anticipated holding period. The underlying fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

PUT OPTIONS ON FUTURES CONTRACTS AND STOCK INDICES. The underlying funds may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the underlying fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the underlying fund upon the sale of the second option will be large enough to offset both the premium paid by the underlying fund for the original option plus the decrease in value of the hedged securities.

Alternatively, an underlying fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The underlying fund would then deliver the futures contract in return for payment of the strike price. If the underlying fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

STOCK INDEX OPTIONS. The underlying funds also may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market to protect against decreases in stock prices. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in an underlying fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the underlying fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by an underlying fund of options on stock indices will be subject to the ability of the underlying fund's investment adviser to predict correctly movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS. In addition to purchasing put options on futures, the underlying funds may write (sell) listed and over-the-counter call options on financial and stock index futures contracts (including cash-settled stock index options) to hedge their respective portfolios against an increase in market interest rates or a decrease in stock prices. When an underlying fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the underlying fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the underlying fund's call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the underlying fund keeps the premium received for the option. This premium can offset, in whole or part, the drop in value of the underlying fund's portfolio securities.

Prior to the expiration of a call written by an underlying fund, or exercise of it by the buyer, the underlying fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by an underlying fund for the initial option. The net premium income of the underlying fund will then offset, in whole or part, the decrease in value of the hedged securities.

An underlying fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the underlying fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES. The underlying funds may purchase put and call options on portfolio securities to protect against price movements in particular securities. A put option gives an underlying fund, in return for a premium, the right (but not the obligation) to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the underlying fund, in return for a premium, the right (but not the obligation) to buy the underlying securities from the seller at a specified price during the term of the option.


The underlying fund may also write covered put and call options to generate income and thereby protect against price movements in particular securities in the underlying funds' portfolios. As the writer of a call option, an underlying fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. Where an underlying fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised.

An underlying fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the underlying fund will segregate cash, U.S. Treasury obligations or liquid securities with a value equal to or greater than the exercise price of the underlying securities.

OVER-THE-COUNTER OPTIONS. The underlying funds may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the underlying fund are not traded on an exchange. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

  RISKS. When an underlying fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in its portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser of an underlying fund could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the underlying fund may lose money on the futures contract or option.

  It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser of an underlying fund will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. An underlying fund's ability to establish and close out futures and options positions depends on this secondary market.

  The underlying funds will engage in futures contracts and related options in conformity with the requirements of the Commodities Exchange Act (the "Act"), which entitles an underlying fund to an exclusion from regulation provided that, among other representations, the underlying fund uses futures contracts and related options solely for "bona fide hedging purposes" within the meaning and intent of the Act, and with respect to positions in futures contracts and related option contracts that are not for bona fide hedging purposes, the underlying fund limits the aggregate initial margin and premiums required to establish such positions to no more than five percent of the liquidation value of its net assets after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and excluding the value of any options that are "in-the-money" at the time of purchase, as defined in the Act. When an underlying fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When an underlying fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

WARRANTS. The underlying funds may invest in warrants. Warrants provide an option to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the underlying common stock.

SWAP AGREEMENTS. As one way of managing its exposure to different types of investments, the underlying funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of an underlying fund's investments, its share price and yield.

Swap agreements are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on an underlying fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. An underlying fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When an underlying fund enters into a swap agreement, assets of the underlying fund equal to the value of the swap agreement will be segregated by the underlying fund.

HIGH YIELD SECURITIES. The underlying funds may invest 35% or more of their respective assets in debt securities which are not considered investment grade bonds (commonly referred to as "junk bonds") by an NRSRO, such as Moody's Investor's Service, Inc. or Standard & Poor's. There is no minimal acceptable rating for a security to be purchased or held in the underlying funds, and the underlying funds may, from time to time, purchase or hold securities in the lowest rating category. Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade bonds, lower rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower rated bonds may be more difficult to dispose of or to value than higher rated, lower-yielding bonds. A description of the rating categories is contained in the Appendix to the Fund's SAI. (Underlying funds that invest 35% or more of their respective assets in junk bonds are not considered international equity funds).

VARIABLE RATE DEMAND NOTES. The underlying funds may purchase variable rate demand notes. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide an underlying fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow an underlying fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit an underlying fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. The underlying funds treat variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the underlying fund may next tender the security for repurchase.

REPURCHASE AGREEMENTS. The securities in which the underlying fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to an underlying fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the underlying fund, the underlying fund could receive less than the repurchase price on any sale of such securities. The Fund may also enter directly into repurchase agreements.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The underlying funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the underlying fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the underlying fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.


An underlying fund may dispose of a commitment prior to settlement if the underlying fund's investment adviser deems it appropriate to do so. In addition, an underlying fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. An underlying fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. As a matter of fundamental policy, in order to generate additional income, the underlying funds may lend portfolio securities up to one-third of the value of its total assets on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. An underlying fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the underlying fund's investment adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

There is the risk that when lending portfolio securities, the securities may not be available to the underlying fund on a timely basis and the underlying fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RESTRICTED AND ILLIQUID SECURITIES. The underlying funds may invest in restricted securities. Restricted securities are any securities in which the underlying fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the underlying fund will limit investments in illiquid securities, including (where applicable) restricted securities not determined by the underlying fund's board of directors to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

In certain cases, shares of underlying funds may be considered illiquid. See "Additional Considerations of Investing in Other Investment Companies."

BORROWING MONEY. The underlying funds may borrow money directly or through reverse repurchase agreements and pledge assets as necessary to secure such borrowings. An underlying fund will maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. (For this purpose, the proceeds received from a reverse repurchase agreement will be deemed a borrowing by an underlying fund). If the 300% asset coverage should decline as a result of market fluctuations or other reasons, an underlying fund may be required to sell some of its portfolio securities within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio securities at the time.

Borrowing money, also known as leveraging, will cause an underlying fund to incur interest charges, and may increase the effect of fluctuations in the value of the investments of the underlying fund on the net asset value of its shares. Generally, an underlying fund will not purchase additional securities for investment while there are borrowings outstanding representing more than 5% of its total assets.

SHORT SALES. An underlying fund may sell securities short, subject to certain restrictions. A short sale occurs when a borrowed security is sold in anticipation of a decline in its price. If the decline occurs, shares equal in number to those sold short can be purchased at the lower price. If the price increases, the higher price must be paid. The purchased shares are then returned to the original lender. Risk arises because no loss limit can be placed on the transaction. When an underlying fund enters into a short sale, assets equal to the market price of the securities sold short or any lesser price at which the underlying fund can obtain such securities, are segregated on the underlying fund's records and maintained until the underlying fund meets its obligations under the short sale.

DIVERSIFICATION. With respect to 75% of the value of total assets, the Fund will not invest more than 5% in securities of any one issuer, other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities and securities of other investment companies, or acquire more than 10% of the outstanding voting securities of any one issuer (for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts and securities of mutual funds shall not be subject to this restriction). This policy cannot be changed without the approval of a majority of the Fund's shareholders.

NON-DIVERSIFICATION. The underlying funds in which the Fund invests may be non-diversified investment companies. As such, there is no 1940 Act limit on the percentage of assets which can be invested in any single issuer. An investment in such underlying funds, therefore, will entail greater risks than would exist in diversified investment companies because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the underlying fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities of such issuer held by the underlying fund will have a greater impact on the total value of the underlying fund's portfolio than would be the case if the fund were diversified among more issuers.

However, it is anticipated that the underlying funds will comply with Subchapter M of the Internal Revenue Code. This requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, cash items and other investment companies) which exceed 5% of an underlying fund's total assets shall not exceed 50% of the value of its total assets, and, with respect to the remaining assets, no more than 25% of an underlying fund's assets shall be invested in a single issuer.

INDUSTRY CONCENTRATION. An underlying fund may concentrate its investments within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a fund which invests in a broader range of securities.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments.

ADDITIONAL CONSIDERATIONS OF INVESTING IN OTHER INVESTMENT COMPANIES. Any investment in a mutual fund involves risk and, although the Fund invests in a number of underlying funds, this practice does not eliminate investment risk. Moreover, investing through the Fund in an underlying portfolio of mutual funds involves certain additional expenses and certain tax results which would not be present in a direct investment in the underlying funds. See "Expenses of the Fund" and "Federal Tax Information."

The Fund and its affiliates may purchase only up to 3% of the total outstanding securities of any underlying fund. For this purpose, shares of underlying funds held by private discretionary investment advisory accounts managed by the Fund's investment adviser will be aggregated with those held by the Fund. Accordingly, when affiliated persons and other accounts managed by the Fund's investment adviser hold shares of any of the underlying funds, the Fund's ability to invest fully in shares of those funds is restricted, and the Fund's investment adviser must then, in some instances, select alternative investments that would not have been its first preference.

The 1940 Act also provides that, when the Fund invests in shares of an underlying fund, the underlying fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Therefore, if the Fund owns more than 1% of an underlying fund's outstanding securities, the portion of the investment exceeding 1% may be considered illiquid and, when added together with other such illiquid securities, cannot exceed 15% of the Fund's net assets. See "Portfolio Investments and Strategies--Restricted and Illiquid Securities." These limitations are not fundamental investment policies and may be changed by the Trustees without shareholder approval.

Under certain circumstances, an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold portfolio securities distributed by an underlying fund until the Fund's investment adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of each other and of the Fund and its investment adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to the Fund without accomplishing any investment purpose.

The Fund may purchase shares of both load and no-load underlying funds (including those with a contingent deferred sales charge). However, in most cases, the Fund anticipates purchasing fund shares without a sales load or qualifying for a reduction or waiver of any sales load because of the amount it intends to invest in the underlying fund.

Under the 1940 Act, a mutual fund must sell its shares at the price (including sales load, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiation of sales charges. Therefore, the Fund currently is not able to negotiate the level of the sales charges at which it will purchase shares of load funds. In some cases, the sales load may be as great as 8.5% of the public offering price (or 9.29% of the net amount invested). Nevertheless, when appropriate, the Fund will purchase such shares pursuant to (i) letters of intent, permitting it to obtain reduced or no sales charges by aggregating its intended purchases over time (generally 13 months from the initial purchase under the letter); (ii) rights of accumulation, permitting it to obtain reduced or no sales charges as it purchases additional shares of an underlying fund; and (iii) the right to obtain reduced or no sales charges by aggregating its purchases of several funds within a family of mutual funds.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, shares of underlying funds in the Fund's portfolio will be sold whenever the investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time the shares may have been held. Generally, a high portfolio turnover rate results in increased transaction costs and higher taxes paid by the Fund's shareholders. In addition, a high rate of portfolio turnover may result in the realization of a larger amount of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's investment adviser deems it appropriate to make changes in the Fund's portfolio. There is no limit on the underlying funds' portfolio turnover rates.

INVESTMENT LIMITATIONS

  . The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund agrees to sell a security for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.


STAR FUNDS INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISER. Investment decisions for the Funds are made by Star Bank, N.A., the Funds' investment adviser (the "Adviser" or "Star Bank"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from each Fund.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows: 0.75% of Relative Value Fund, Growth Equity Fund and International Equity Fund; 0.30% of Market Capitalization Fund; and 0.95% of The Stellar Fund and Capital Appreciation Fund. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fees at any time at its sole discretion.

  ADVISER'S BACKGROUND. Star Bank, a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc Corporation. As of December 31, 1997, Star Bank had an asset base of $10.9 billion.

  Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $48.4 billion as of December 31, 1997.

  As part of its regular banking operations, Star Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Star Bank. The lending relationship will not be a factor in the selection of securities.

  B. Randolph Bateman has been Senior Vice President and Chief Investment Officer of the StarTrust Division and Manager of its Capital Asset Management Department since 1988. Mr. Bateman managed the international securities component of The Stellar Fund through November, 1997 and has been the portfolio manager of the International Equity Fund since its inception. Mr. Bateman earned a Bachelor of Arts degree in Economics from North Carolina State University and earned the Chartered Financial Analyst designation.

  Joseph P. Belew, a Vice President and Trust Officer and Manager of the StarTrust Division at Star Bank, N.A., Butler County, since 1979, has been employed by Star Bank in various capacities since 1979. Mr. Belew has been Relative Value Fund's portfolio manager since its inception in June 1991. He earned a Bachelor of Business Administration degree in Business Management from Belmont College.

  Donald L. Keller, a Senior Vice President and Investment Manager for the Charitable Trust and Retirement Plan Services Division of Star Bank since 1993, has been employed by Star Bank in various capacities since 1982. Mr. Keller has managed the Growth Equity Fund since its inception. He managed the domestic equity securities component of The Stellar Fund from its inception through December 1995. He also supported the domestic and international equity and fixed income components of Capital Appreciation Fund from its inception through December 1995. Mr. Keller earned a Bachelor of Business Administration Degree in Finance and Accounting from the University of Cincinnati. He also earned his Masters in Finance from Xavier University.

  Peter Sorrentino is Vice President and Director of Portfolio Management and Research for the Capital Management Division of Star Bank. Mr. Sorrentino has managed the domestic equity component of The Stellar Fund since January 1996 and been the lead manager of The Stellar Fund since November, 1997. Mr. Sorrentino has also managed the Capital Appreciation Fund since November, 1997 and the Star Market Capitalization Fund since its inception. Prior to joining Star Bank in 1996, Mr. Sorrentino served as Regional Director of Portfolio Management for Banc One Investment Advisors since 1987. Mr. Sorrentino earned a Bachelor of Business Administration degree in Finance and Accounting from the University of Cincinnati. He also earned the Chartered Financial Analyst designation.



  Carolyn A. Baril has been a Trust Investment Officer for the Capital Management Division of Star Bank since January 1997. In July 1997, Ms. Baril assumed responsibility as Fund Manager for the REIT component of The Stellar Fund. Prior to joining Star Bank, Ms. Baril was a Research Analyst with Fifth Third Investment Advisers from June 1993 to December 1996, and was a Financial Analyst with Beth Israel Hospital in Boston, Massachusetts from May 1992, to June 1993. Ms. Baril earned a Bachelor of Business Administration degree from Simmons College and a Masters of Business Administration from Xavier University.


  Mark DuBois is a Vice President and Trust Officer in StarTrust's Personal Trust area. As a Senior Portfolio Manager, Mark is responsible for implementing and communicating Star Bank's investment policy in personal trusts, agencies, and IRAs. He is also the Health Care analyst for StarTrust. Mr. DuBois has managed the domestic stock portion of The Stellar Fund since November, 1997. Mr. DuBois joined Star Bank in 1986, after graduating from Indiana University with a degree in Economics. In 1990, he received his Chartered Financial Analyst designation.

  T. Andrew Janes, J.D., CFA, is a Senior Portfolio Manager and Trust Officer. He has worked in the financial arena since 1986 with experience in portfolio management, investment research, and personal and ERISA trust administration. Mr. Janes has managed the international stock portion of The Stellar Fund since November, 1997. Mr. Janes joined Star Bank in 1991. He completed his undergraduate studies at the Ohio State University where he earned a Bachelor of Science in Economics. He then went on to complete his Juris Doctor at the Capital University school of law. Mr. Janes also holds the Chartered Financial Analyst designation.

  Kirk F. Mentzer, Vice President and Director of Fixed Income Research for the Capital Management Division of Star Bank since 1992, has been employed by Star Bank in various capacities since 1989. Mr. Mentzer has managed the domestic fixed income component of The Stellar Fund since its inception. Mr. Mentzer earned a Bachelor of Business Administration degree in Finance from the University of Cincinnati and a Masters degree in Finance from Xavier University.

  Kenneth D. Lamson, CFA, is a Fund Manager and Investment Analyst for the Capital Management Division of Star Bank. He is responsible for the management of the cash equivalent components of the Star Funds. Mr. Lamson joined Star Bank in 1993 as the portfolio assistant and mortgage-backed securities specialist for the Bank's Treasury Division. Prior to joining Star Bank, Mr. Lamson served as an Assistant Examiner for the FDIC since August 1990. He earned his Bachelor of Science in Business Management from Jacksonville State University, and has earned the Chartered Financial Analyst designation and Masters of Business Administration.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), A Shares, B Shares, and C Shares of the Trust may pay to the distributor an amount computed at an annual rate of up to 0.25% of the average daily net assets, in each case to finance any activity which is principally intended to result in the sale of shares subject to the Plan.

Federated Securities Corp. may from time to time, and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales and/or administrative support services as agents for their clients or customers who beneficially own shares of the Funds.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

ADDITIONAL DISTRIBUTION PAYMENTS. The distributor will, periodically, uniformly offer to pay additional amounts in the form of cash or promotional incentives consisting of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling shares of the Funds. Such payments will be predicated upon the amount of shares of a Fund that are sold by the dealer. Any such payments will be made from the assets of the distributor (including any portion of any sales charge returned by the distributor) and will not result in a charge to a Fund. In addition, the distributor will pay dealers an amount equal to 2.2% of the net asset value of the B Shares of the Trust purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund.

ADMINISTRATIVE ARRANGEMENTS. The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings associations) to provide administrative services. These administrative services include distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of each of the Fund's shares.

Brokers, dealers, and administrators will receive fees from the distributor based upon shares of a Fund owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. Any fees paid for these services by the distributor will be reimbursed by the Adviser. Payments made pursuant to these arrangements are in addition to any payments made under a Fund's Rule 12b-1 Distribution Plan or a Fund's Shareholder Services Plan.

SHAREHOLDER SERVICES AGREEMENT. Under the terms of the Shareholder Services Agreement with Star Bank, N.A., each Fund will pay Star Bank, N.A. up to 0.25% of its average daily net assets for the period. For the foreseeable future, the Funds plan to limit the Shareholder Servicing Fee to 0.05% of average daily net assets. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate the Funds, and the separate classes, as applicable, such as legal and accounting services. Federated Administrative Services provides these at an annual rate of 0.12% of the average daily net assets of the Trust. The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose to voluntarily waive a portion of its fee at any time. Under the terms of a Sub-Administration Agreement between Federated Administrative Services and Star Bank, N.A., Federated Administrative Services will pay to Star Bank, N.A., solely from the resources of Federated Administrative Services, a sub-administration fee at an annual rate of 0.04% of the average daily net assets of the Trust, for assisting Federated Administrative Services in rendering administrative services to the Trust.

CUSTODIAN. Star Bank, N.A., is the Funds' custodian for which it receives a fee of 0.025% of the average daily net assets. The fee is based on the level of each Funds' average net assets for the period, plus out-of-pocket expenses.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING
SERVICES. Star Bank, N.A. is transfer agent and dividend disbursing agent for the Funds. Federated Services Company,


Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides certain accounting and recordkeeping services with respect to each Fund's portfolio investments.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Funds are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

EXPENSES OF THE FUNDS

Each Fund pays its own expenses and its allocable portion of the Trust's expenses.

The Trust expenses for which holders of Fund shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise.

The Fund expenses for which shareholders of each Fund pay their allocable portion include, but are not limited to: investment advisory fees; taxes and commissions; custodian fees; insurance premiums; auditors' fees; transfer agent fees; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the SEC and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required; legal fees; Trustees' fees; and such non-recurring and extraordinary items as may arise.

In addition, the Trustees reserve the right to allocate certain other expenses between classes of shares of a Fund as they deem appropriate ("class expenses"). In any case, class expenses would be limited to: distribution fees; transfer agent fees; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the SEC and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of shares; legal fees; and Trustees' fees.

An investor in the Market Capitalization Fund should recognize that he may invest directly in the underlying SPDR(R) Trust, and that, by investing in SPDR(R) Trust indirectly through the Fund (for the period in which the Fund does not have sufficient assets to invest directly in Index stocks) he will bear not only his proportionate share of the expenses of the Fund and of the Trust as described above, but also, indirectly, similar expenses of the SPDR(R) Trust. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's shares, and he may also indirectly bear transaction fees paid by the Fund incurred in the purchase of SPDRs. Finally, an investor should recognize that, as a result of the Market Capitalization Fund's policies of investing in SPDRs, he may receive taxable capital gains distributions to a greater extent than would be the case if he invested directly in the securities comprising the Index. See "Dividends and Capital Gains" and "Tax Information."

NET ASSET VALUE
-------------------------------------------------------------------------------

Each Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding. With respect to Funds having multiple classes, the net asset value for Y Shares will differ from that of A Shares or B Shares due to the variance in net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN THE FUNDS
-------------------------------------------------------------------------------

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in any of the Funds by an investor is $1,000 ($25 for Star Bank Connections Group banking customers, Star Bank employees and members of their immediate family, and participants in the Star Bank Student Finance 101 Program who establish a systematic investment program, and $500 for Education IRA customers) except Market Capitalization Fund which has a required minimum initial investment of $25,000. Subsequent investments may be in any amounts. For customers of Star Bank, an institutional investor's minimum investment will be calculated by combining all mutual fund accounts it maintains with Star Bank and invests with the Funds. Accounts established through a Shareholder Service Organization may be subject to a smaller minimum investment. (See "Shareholder Service Organizations").

WHAT SHARES COST

A Shares of Capital Appreciation Fund, The Stellar Fund and Relative Value Fund are sold at their net asset value next determined after an order is received, plus a sales charge, as follows:

                                        SALES CHARGE AS A     SALES CHARGE AS
                                          PERCENTAGE OF       A PERCENTAGE OF
     AMOUNT OF TRANSACTION            PUBLIC OFFERING PRICE NET AMOUNT INVESTED
     -------------------------------  --------------------- -------------------
     Less than $100,000                       4.50%                4.71%
     $100,000 but less than $250,000          3.75%                3.90%
     $250,000 but less than $500,000          2.50%                2.56%
     $500,000 but less than $750,000          2.00%                2.04%
     $750,000 but less than $1
     million                                  1.00%                1.01%
     $1 million or more                       0.25%                0.25%

A Shares of the International Equity Fund are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                         SALES CHARGE AS A     SALES CHARGE AS
                                        PERCENTAGE OF PUBLIC   A PERCENTAGE OF
       AMOUNT OF TRANSACTION               OFFERING PRICE    NET AMOUNT INVESTED
       -------------------------------  -------------------- -------------------
       Less than $100,000                      1.50%                1.52%
       $100,000 but less than $250,000         1.00%                1.01%
       $250,000 but less than $500,000         0.75%                0.76%
       $500,000 or more                        0.50%                0.50%

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

PURCHASES AT NET ASSET VALUE. B Shares and Y Shares of the Trust are sold at their net asset value next determined after an order is received. There is no sales charge imposed on such Shares at the time of purchase.

In addition, the following persons may purchase A Shares of the Trust at net asset value, without a sales charge: (a) employees and retired employees of Star Bank, Federated Securities Corp., or their affiliates, or of any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Funds, and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees; (b) StarTrust customers of StarBanc Corporation and its subsidiaries; and (c) non-trust customers of financial advisers.

SALES CHARGE REALLOWANCE. For sales of A Shares of the Trust, Star Bank or any authorized dealer will normally receive up to 89% of the applicable sales charge. Any portion of the sales charge which is not paid to Star Bank or a dealer will be retained by the distributor.

The sales charge for shares sold other than through Star Bank or registered broker/dealers will be retained by the distributor. The distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Fund shares.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of shares through:

  . quantity discounts and accumulated purchases;

  . signing a 13-month letter of intent;

  . using the reinvestment privilege; or

  . concurrent purchases.


QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table under "What Shares Cost", larger purchases reduce the sales charge paid. The Trust will combine purchases of A Shares made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Funds will consider the previous purchases still invested in the Funds. For example, if a shareholder already owns shares having a current value at the net asset value of $90,000 and he purchases $10,000 more at the current net asset value, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50% for A Shares of Capital Appreciation Fund, The Stellar Fund and Relative Value Fund, and 1.00%, not 1.50% for A Shares of International Equity Fund.

To receive the sales charge reduction, Star Bank or the distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Funds will reduce the sales charge after it confirms the purchases.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in A Shares of one of the funds in the Trust, and $70,000 in A Shares of another Fund in the Trust, the sales charge would be reduced.

To receive this sales charge reduction, Star Bank or the distributor must be notified by the shareholder in writing at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in A Shares of the Trust over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.50% of the total price of A Shares of Capital Appreciation Fund, The Stellar Fund and Relative Value Fund, or 1.50% of the total price of A Shares of International Equity Fund, as the case may be, intended to be purchased in escrow (in shares) until such purchase is completed. The shares held in escrow in the shareholder's account will be released at the fulfillment of the Letter of Intent or the end of the 13-month period, whichever comes first. If the amount specified in the Letter of Intent is not purchased, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This Letter of Intent will not obligate the shareholder to purchase shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a Letter of Intent is established, current balances in accounts in shares of any of the Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the Letter of Intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE. If A Shares of the Trust have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Star Bank or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in any of these Funds, there may be tax consequences. Shareholders contemplating such transactions should consult their own tax advisers.


SYSTEMATIC INVESTMENT PLAN

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $25. Under this plan, funds may be withdrawn periodically from the shareholder's checking account and invested in shares of the Funds at the net asset value next determined after an order is received by Star Bank, plus the applicable sales charge. A shareholder may apply for participation in this plan through Star Bank.

SHARE PURCHASES
-------------------------------------------------------------------------------

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business.

A customer of Star Bank may purchase shares of the Funds through Star Bank. Texas residents must purchase shares through Federated Securities Corp. at 1-800-356-2805. In connection with the sale of shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request. If you have any questions regarding the purchasing of shares in the Star Funds, please contact a Client Service Representative by calling 1-800-677-FUND.

PURCHASING THROUGH STAR BANK. To place an order to purchase shares of a Fund, a customer of Star Bank may telephone Star Bank at 1-800-677-FUND or place the order in person. Purchase orders given by telephone may be electronically recorded.

Shares of the Funds are offered continuously. Orders received in good form prior to 3:30 p.m. (Eastern time), the time at which the Fund values its shares, will be processed based on that day's closing net asset value plus any applicable initial sales charges. For purchases through registered broker/dealers, requests must be received by Star Bank by 3:30 p.m. (Eastern time) and payment is required within three business days.

Payment may be made to Star Funds either by check or federal funds. When payment is made with federal funds, the order is considered received when federal funds are received by Star Bank, N.A.

PURCHASING BY MAIL. Orders by mail are considered received after payment by check is converted by Star Bank into federal funds. This is normally the next business day after Star Bank receives the check. Purchases by mail may be made as follows:

        FOR NEW ACCOUNTS                    FOR ADDITIONAL INVESTMENTS


                                      Additional investments should include
Complete and sign the enclosed New       your account number and the name of
Account Form. Include the amount of      the Fund.
your initial investment and make your
check payable to Star Funds. Mail the    Make the check payable to Star Funds
New Account Form and the investment      and mail to:
check to:

                                  Star Funds
                                Client Services
                                Star Bank, N.A.
                          425 Walnut Street, ML 7135
                             Cincinnati, OH 45202



PURCHASING BY WIRE. You may also purchase shares of each Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call a Star Funds Client Service Representative at 1-800-677-FUND and inform the representative of the incoming wire. When sending the Federal Funds wire, please verify that the wire includes the following information:

Star Bank, N.A.
ABA 042000013
Attention: Star Funds

DDA# 48887-7606
Name of Mutual Fund
                     ---------------------------------------
                     (Write in name of Star Mutual Fund)

Your Account Number
                     ---------------------------------------
                     (Write in shareholder's account number)

Account Registration
                     ---------------------------------------
                     (Write in shareholder's name)


Wire purchases will be accepted only when the Fund and Star Bank are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. Funds must be received at the Federal Reserve Bank by 3:00 p.m. (Eastern time) in order to receive that day's trade date.

PURCHASING THROUGH SHAREHOLDER SERVICE ORGANIZATIONS. To purchase shares of the Funds for an investor, the relevant Shareholder Service Organization, as defined herein, must open an account by calling Star Bank at 1-800-677-FUND. Information needed to establish the account will be taken over the telephone.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

Holders of A Shares of a Fund may exchange such Shares for A Shares or C Shares of any other Star Fund. Similarly, holders of B Shares of a Fund may exchange such Shares for B Shares or C Shares of any other Star Fund. Shareholders who exercise the exchange privilege must exchange shares having a net asset value of at least $1,000. Accounts established through a Shareholder Service Organization may be subject to a smaller minimum exchange investment, and shareholders should consult their account agreement with their Shareholder Service Organization for information and procedures on effecting exchanges. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the Fund into which an exchange is to be effected.


                                                       FUNDS WITH C SHARES
  FUNDS WITH A SHARES       FUNDS WITH B SHARES         (NO SALES CHARGES)
-------------------------   -------------------    --------------------------
Stellar Insured Tax-Free    Star U.S.              Star Ohio Tax-Free Money
Bond Fund                   Government Income      Market Fund
                            Fund
Star U.S. Government                               Star Tax-Free Money Market
Income Fund                 Star Strategic         Fund
                            Income Fund
The Stellar Fund                                   Star Treasury Fund
                            Star Relative
Star Relative Value Fund    Value Fund             Star Market Capitalization
                                                   Fund
Star Capital                Star Growth Equity
Appreciation Fund           Fund

Star International
Equity Fund



Such exchanges are made at net asset value, except that, in cases of exchanges of A Shares of a Fund into A Shares of another Fund, the shareholder must pay the difference between the Fund's sales charge already paid and the sales charge of the fund into which shares are to be exchanged. When an exchange is made of A Shares of a Fund for C Shares of another Fund, the A Shares so exchanged, and additional A Shares which have been purchased by reinvesting dividends on such shares, retain the charge of the A Shares so exchanged for purposes of exercising further exchange privileges; thus, a re-exchange of the C Shares received in the original exchange back into A Shares of a Fund, would be at net asset value plus the difference between the sales charge initially paid and (if higher) the sales charge of the Fund into which shares are to be re-exchanged.

In cases of exchanges of B Shares of a Fund having a contingent deferred sales charge, no sales charges are assessed at the time of the exchange, but if the shareholder redeems shares within five years of the original purchase, a contingent deferred sales charge will be imposed in an amount determined by the date the shareholder purchased the original shares.

EXCHANGE BY TELEPHONE. Instructions for exchanges between Star Funds may be given over the telephone, by calling a client service representative at 1-800-677-FUND. Shares may be exchanged by telephone only between accounts with identical registrations. Exchanges placed by telephone may be electronically recorded. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modifications or termination.

Telephone exchange instructions must be received before 3:30 p.m. (Eastern time) in order for shares to be exchanged the same day. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers, banks, or other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker, bank, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

EXCHANGE IN WRITING. Instructions to exchange shares of the Star Funds may be given in writing. The letter of instruction must be signed by all shareholders on the account and must provide the fund and account number for each of the funds involved in the exchange. The written instructions can be mailed to:

                                  Star Funds
                                Client Services
                                Star Bank, N.A.
                          425 Walnut Street, ML 7135
                             Cincinnati, OH 45202


Written exchange instructions may require a signature guarantee. For more information on how to exchange shares of the Star Funds, please call a Client Service Representative at 1-800-677-FUND.

TAX CONSEQUENCES. Exercising the exchange privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized.

FREQUENT INVESTOR PROGRAM

Under the Frequent Investor Program ("Program"), eligible persons who purchase A Shares or B Shares ("Program Shares") of any Star Fund on or after August 12, 1996 will receive points ("Points") which, upon accumulation of 50,000 Points, may be used to purchase a round trip airline ticket to any of the 50 states on any U.S. carrier.

The following terms and conditions apply with respect to the Program: (a) one Point will be awarded per dollar invested (gross of sales charges) in Program
Shares: (b) Program Shares purchased may be redeemed at any time without loss of Points; (c) a maximum of 100,000 Points may be earned in any 12-month period;
(d) all unused Points will expire one year from the latest purchase of Program Shares of $100 or more; and (e) Points are not transferable.

All airline tickets are subject to the following stipulations and restrictions:
(i) the ticket will be non-refundable and for a coach seat; (ii) the price of the ticket may not exceed $500 inclusive of taxes and destinations charges, although the shareholder may elect to pay any overage; (iii) all travel must be within the 50 United States; (iv) interim stopovers may not exceed four hours;
(v) tickets will be mailed to the shareholder account address (overnight shipping is available at the shareholder's expense); (vi) there are no "blackout" dates; (vii) 21-day advance purchase and Saturday night stay-over are required; and (viii) tickets may be purchased in any individual's name.

The Program does not apply with respect to: (i) shares which are purchased without a front-end sales charge or a contingent deferred sales charge including shares which are acquired through reinvestment of dividend or capital gain distributions; (ii) shares acquired in exchange for shares in another Star Fund; and (iii) shares owned prior to August 12, 1996.

The Program is subject to modification or termination on 90-days notice at the option of Star Bank. Star Bank may from time-to-time create special offering periods featuring bonus points or other temporary enhancements to the Program. Existing and prospective shareholders will be given notice of such special offering periods.


SHAREHOLDER SERVICE ORGANIZATIONS

"Shareholder Service Organizations" are non-affiliated banks and broker/dealers who provide certain support and/or distribution services to their customers who are the beneficial owners of the Funds' shares. The services provided by Shareholder Service Organizations are fully discussed in the account agreement between the Shareholder Service Organization and its customers but generally include assisting customers in processing purchase, exchange, and redemption requests.

Shareholder Service Organizations are responsible for prompt transmission of orders. These Service Organizations are the record owners of the shares of the Funds. Shareholder Service Organizations may charge their customers for services relating to their investment in the Funds. This prospectus should, therefore, be read together with any account agreement between the customer and the Shareholder Service Organization with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Star Bank maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed confirmations of each purchase or redemption are sent to each shareholder and dividend confirmations are sent to each shareholder to report dividends paid.

Since any Shareholder Service Organization will maintain a master account with the Funds, investors purchasing through those institutions will not receive confirmations from Star Bank. Confirmations will be mailed by the relevant Shareholder Service Organization.

DIVIDENDS AND CAPITAL GAINS

Each Fund's dividends (with the exception of International Equity Fund) are declared and paid quarterly. International Equity Fund's dividends are declared and paid annually. Dividends and capital gains will be automatically reinvested in additional shares of one of the Funds on payment dates at net asset value, unless cash payments are requested by writing to a Fund or Star Bank.

Shareholders investing in any of the Funds through a Shareholder Service Organization should consult their account agreement with their Shareholder Service Organization concerning any applicable dividend payment options.

Capital gains realized by the Funds, if any, will be distributed once every twelve months.

REDEEMING SHARES
-------------------------------------------------------------------------------

Each Fund redeems shares at their net asset value next determined after Star Funds receives the redemption request less, in the case of B Shares, any applicable contingent deferred sales charge.

Redemption of shares will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Requests for redemption for a Fund can be made in person, by telephone, or by mail.

Shareholders establishing accounts through a Shareholder Service Organization should consult their account agreement for information on redeeming shares.

Your financial institution may charge a liquidation fee in connection with closing a retirement account.

REDEMPTION BY TELEPHONE. A shareholder can request a redemption of shares by telephone by calling a Client Service Representative at 1-800-677-FUND. Redemption requests given by telephone may be electronically recorded.

For redemption requests received by Star Funds before 3:30 p.m. (Eastern time), proceeds will normally be wired the following day to the shareholder's bank account or a check will be sent to the address of record. In no event will proceeds be wired or a check mailed more than seven days after a proper request for redemption has been received. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, the shareholders would be promptly notified. Authorization forms and information on this service are available at Star Bank branches or by calling a Client Service Representative at 1-800-677-FUND.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a chase should occur, another method of redemption should be considered.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEMPTION IN WRITING. Shareholders may also redeem shares by sending a written request to:

                                  Star Funds
                                Client Services

                             Star Bank, N.A.
                          425 Walnut Street, ML 7135
                             Cincinnati, OH 45202

The written letter of instructions must include: the shareholder's name, the Fund name, the account number and the share or dollar amount to be redeemed. The letter must be signed by all shareholders on the account. The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

Shareholders request a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder(s) of record must have signatures on written redemption requests, guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

  . a member of the New York, Boston, American, Midwest, or Pacific Stock
    Exchange;

  . a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

  . any other "eligible guarantor institution" as defined in the Securities
    Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

CONTINGENT DEFERRED SALES CHARGE--B SHARES

Shareholders redeeming B Shares within five full years of the purchase date will be charged a contingent deferred sales charge ("CDSC") by the Funds' distributor. Any applicable CDSC will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption in accordance with the following schedule:

               YEAR OF REDEMPTION                           CONTINGENT DEFERRED
                 AFTER PURCHASE                                SALES CHARGE
               ------------------                           -------------------
                     Year 1                                        5.00%
                     Year 2                                        4.00%
                     Year 3                                        3.00%
                     Year 4                                        2.00%
                     Year 5                                        1.00%
                     Year 6                                        0.00%

The CDSC will not be charged on redemptions made in connection with each Fund's Systematic Withdrawal Plan, to the extent that such redemptions do not exceed 10% of the initial balance of the Shareholder's Plan account calculated annually. The CDSC will not be charged with respect to: (1) shares acquired through the reinvestment of dividends or distributions of short-term or long-term capital gains and (2) shares held for more than five full years from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a CDSC. In computing the amount of CDSC, redemptions are deemed to have occurred in the following order: (1) shares of a Fund acquired through the reinvestment of dividends and long-term capital gains; (2) shares of a Fund held for more than five full years from the date of purchase; and (3) shares of a Fund held for fewer than five full years on a first-in, first-out basis. A CDSC is not assessed in connection with an exchange of B Shares of a Fund for B Shares or C Shares of other Star Funds, although the shares acquired in such an exchange will remain subject to the initial CDSC. Moreover, the CDSC will be eliminated with respect to certain redemptions. (See "Elimination of Contingent Deferred Sales Charge.")

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The CDSC will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; and (3) involuntary redemptions by shares of a Fund in shareholder accounts that do not comply with the minimum balance requirements. The exemption from the CDSC for Individual Retirement Accounts or other retirement plans does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment. To receive the CDSC exemption with respect to death or disability, Star Bank or the distributor must be notified in writing at the time of the redemption that the shareholder, or the shareholder's executor/executrix, requests the exemption.

Shares of a Fund purchased by the following entities are not subject to the CDSC to the extent that no payment was advanced for purchases made by such entities:
(a) employees and retired employees of Star Bank, Federated Securities Corp., or their affiliates, or of any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to B Shares of the Trust, and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees; (b) StarTrust customers of StarBanc Corporation and its subsidiaries; and (c) non-trust customers of financial advisers.

B Shares reserve the right to discontinue elimination of the CDSC. Shareholders will be notified of such elimination. Any shares of a Fund purchased prior to the termination of such waiver would have the CDSC eliminated as provided in the Fund's prospectus at the time of purchase of Fund shares. If a shareholder making a redemption which would qualify for an elimination of the CDSC, the shareholder must notify Star Funds or the transfer agent in writing that the shareholder is entitled to such elimination.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders invested in shares of the Funds may engage in a Systematic Withdrawal Plan. Under this plan, accounts may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $25 and may be as much as 1.50% per month or 4.50% per quarter of the total net asset value of the shares in the account when the Systematic Withdrawal Plan is opened. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to shares of a Fund, redemptions may reduce, and eventually deplete, the shareholder's investment in a Fund. For this reason, payments under this plan should not be considered as yield or income on the shareholder's investment in a Fund. Due to the fact that A Shares and B Shares are sold with a sales charge, it is not advisable for holders to be purchasing shares of a Fund while participating in this plan.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions ($25,000 for Market Capitalization Fund). Shareholders establishing accounts through a Shareholder Service Organization should consult their account agreement for information regarding accounts with low balances.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund or class in the Trust have equal voting rights, except that only shares of a particular Fund or class are entitled to vote on matters affecting only that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of February 20, 1998, Firstcinco, Cincinnati, Ohio, acting in various capacities for numerous accounts, was the owner of record of approximately 80.08% of the Y Shares of The Stellar Fund; 73.92% of the Y Shares of Relative Value Fund; 93.07% of the C Shares of Market Capitalization Fund; 82.40% of the Y Shares of Growth Equity Fund; 79.94% of the A Shares of Capital Appreciation Fund; and 91.81% of the A Shares of International Equity Fund, and therefore, may, for certain purposes, be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of each Fund's shareholders. As of February 20, 1998, Strafe & Co., Westerville, Ohio, for the benefit of Southern Ohio Medical Center Pension Fund, was owner of record of approximately 57.63% of the A Shares of Relative Value Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling, or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Some entities providing services to the Trust are subject to such banking laws and regulations. They believe that they may perform those services for the Funds contemplated by any agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services for their customers and/or the Funds. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that the Funds' shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Each Fund will provide detailed tax information for reporting purposes.

TAX CONSIDERATIONS FOR THE MARKET CAPITALIZATION FUND

The SPDR(R) Trust may have capital loss carry-forwards. If the SPDR(R) Trust realizes capital gains, it will be able to offset the gains to the extent of its loss carry-forwards in determining the amount of capital gains which must be distributed to its shareholders. To the extent that gains are offset in this manner, the Fund will not realize gains on the SPDR(R) Trust until such time as the SPDRs are sold.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, each Fund may advertise its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund or class after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of a Fund or class is calculated by dividing the net investment income per share (as defined by the SEC) earned by a Fund or class over a thirty-day period by the maximum offering price per share of a Fund or class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by a Fund or class and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

With respect A Shares of a Fund, the performance information normally reflects the effect of the maximum sales charge which, if excluded, would increase the total return and yield. Occasionally, performance information which does not reflect the effect of the sales charge may be quoted in advertising. With respect to B Shares of a Fund, the performance information normally reflects the effect of non-recurring charges, such as the CDSC, which, if excluded, would increase the total return and yield.

With respect to The Stellar Fund, Relative Value Fund and Growth Equity Fund, total return and yield will be calculated separately for Y Shares on the one hand, and A Shares and B Shares on the other hand. Because A Shares and B Shares are subject to a Rule 12b-1 fee, the total return and yield for Y Shares, for the same period, will exceed that of A Shares and B Shares.

From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare a Fund's performance to certain indices.


ADDRESSES
--------------------------------------------------------------------------------

               The Stellar Fund
               Star Relative Value Fund
               Star Market Capitalization Fund
               Star Growth Equity Fund
               Star Capital Appreciation Fund             5800 Corporate Drive
               Star International Equity Fund             Pittsburgh, Pennsylvania 15237-7010
---------------------------------------------------------------------------------------------
Distributor
               Federated Securities Corp.                 Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------
Investment Adviser
               Star Bank, N.A.                            425 Walnut Street
                                                          Cincinnati, Ohio 45202
---------------------------------------------------------------------------------------------
Custodian
               Star Bank, N.A.                            425 Walnut Street
                                                          Cincinnati, Ohio 45202
---------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
               Star Bank, N.A.                            425 Walnut Street
                                                          Cincinnati, Ohio 45202
---------------------------------------------------------------------------------------------
Portfolio Accounting Services
               Federated Services Company                 Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------
Independent Public Accountants
               Arthur Andersen LLP                        2100 One PPG Place
                                                          Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------



Cusip 854911708 Cusip 854911609 Cusip 854911401 Cusip 854911823 Cusip 854911799
Cusip 854911864 Cusip 854911823 Cusip 854911807 Cusip 854911815 G00522-18 (3/98)
6000TR

                          --------------------------
                               STAR BANK, N.A.
                              Investment Adviser
                          --------------------------
                          FEDERATED SECURITIES CORP.
                                 Distributor
                          --------------------------




STAR MARKET CAPITALIZATION FUND

(A PORTFOLIO OF THE STAR FUNDS)

C Shares
Supplement to Statement of Additional Information dated March 31, 1998

A. Please delete the section entitled "Portfolio Turnover" on page 3 and replace it with the following: "Portfolio Turnover Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to so do in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the period from December 8, 1997 (date of initial public investment) to March 31, 1998, the Fund's portfolio turnover rate was 0%."

B. Please delete the section entitled "Fund Ownership" on page 7 and replace it with the following: "Fund Ownership Officers and Directors own less than 1% of the Fund's outstanding Shares.
    As of May 1, 1998, the following shareholder of record owned approximately 5% or more of the C Shares of the Fund: Firstcinco, Cincinnati, OH, acting in various capacities for numerous accounts, owned approximately 760,490 Shares (82.13%)."

C. Please insert the following as the second paragraph under the section entitled "Advisory Fees" on page 8:

    "For the period from December 8, 1997 (date of initial public investment) to March 31, 1998, Star Bank earned advisory fees of $5,009, none of which was waived."

D. Please insert the following as the last sentence of the second paragraph under the section entitled "Brokerage Transactions" on page 8: "During the period from December 8, 1997 (date of initial public investment) to March 31, 1998, the Fund paid $5,265 in brokerage commissions on brokerage transactions."

E. Please insert the following as the last sentence of the paragraph under the section entitled "Administrative Services" on page 9: "For the period from December 8, 1997 (date of initial public investment) to March 31, 1998, the Fund incurred costs for administrative services of $3,504."

F. Please insert the following as the second paragraph under the section entitled "Distribution Plan" on page 10:
    "For the period from December 8, 1997 (date of initial  public  investment)
     to March 31, 1998, no payments were made pursuant to the Plan."

G. Please insert the following as the second paragraph under the section entitled "Shareholder Services Plan" on page 10: "For the period from December 8, 1997 (date of initial public investment) to March 31, 1998, payments were made pursuant to the Shareholder Services Plan in the amount of $835."

H. Please insert the following as the second and third paragraphs under the section entitled "Total Return" on page 12: "The Fund's cumulative total return for C Shares for the period from December 8, 1997 (date of initial public investment) to March 31, 1998 was 12.44%. Cumulative total return reflects the NumShareClasses specific period of time. NumShareClasses " The total return above is representative of approximately 4 months of activity since the date of initial public investment."

I. Please insert the following as the third paragraph under the section entitled "Yield" on page 12: "The Fund's yield for C Shares for the thirty-day period ended March 31, 1998 was 0.27%."

                                  May 31, 1998


    STAR BANK, N.A.
    INVESTMENT ADVISER

    FEDERATED SECURITIES CORP.
    Distributor

    Cusip 854911799
    G00950-11 (5/98)





                         Star Market Capitalization Fund
                                    C Shares

                           (A Portfolio of Star Funds)

                       Statement of Additional Information












    This Statement of Additional Information should be read with the prospectus of the Star Market Capitalization Fund dated March 31, 1998. This Statement is not a prospectus itself. To receive a copy of the prospectus, free of charge, write to Star Market Capitalization Fund (the "Fund") or call 1-800-677-FUND.

    Star Funds
    5800 Corporate Drive
    Pittsburgh, Pennsylvania 15237-7010


                                                  Statement dated March 31, 1998





















                                     Star Bank, N.A.
                                    Investment Adviser
                                Federated Securities Corp.
                                       Distributor

I


II

Table of Contents

General Information About the Fund     11

Investment Objective and Policies      11
  Types of Investments                 11
  When-Issued and Delayed Delivery Transactions                   33
  Lending of Portfolio Securities      33
  Reverse Repurchase Agreements        33
  Portfolio Turnover                   33

Investment Limitations                 33

Star Funds Management                  55
  Fund Ownership                       77
  Trustees' Compensation               8
  Trustee Liability                    88

Investment Advisory Services           88
  Adviser to the Fund                  88
  Advisory Fees                        88

Brokerage Transactions                 88

Administrative Services                99

Custodian                              99

Purchasing Shares                      99
  Exchanging Securities for Fund Shares99
  Distribution Plan                    1010
  Administrative Arrangements          1010
  Shareholder Services Plan            1010
  Conversion to Federal Funds          1010



Determining Net Asset Value            1010
  Determining Market Value of Securities           1010
  Trading in Foreign Securities        1111

Exchange Privilege                     1111
  Requirements for Exchange            1111
  Making an Exchange                   1111

Redeeming Shares                       1111
  Redemption in Kind                   1111
  Massachusetts Partnership Law        1212

Tax Status                             1212
  The Fund's Tax Status                1212
  Shareholders' Tax Status             1212

Total Return                           1212

Yield                                  1212

Performance Comparisons                1313
  Economic and Market Information      1414

Standard & Poor's                      1414

General Information About the Fund

The Fund is a portfolio of the Star Funds ("Trust"). The Trust was established was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. On May 1, 1993, the Board of Trustees (the "Trustees") approved changing the name of the Trust, effective May 1,1993, from Losantiville Funds to Star Funds.

Shares of the Fund are offered in one class: C Shares ("Shares").

Investment Objective and Policies of the Fund

The investment objective of the Fund is to provide total return that approximates the aggregate price and dividend yield of publicly-traded common stocks, by duplicating the composition of the Index. The Fund's investment objectives cannot be changed without the approval of that Fund's shareholders. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees (hereinafter referred to as the "Board") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. The following discussion supplements the description of the Fund's investment policies in the prospectus.

Types of Investments

In addition to the common stocks described in the prospectus, the Fund may also invest in money market instruments and U.S. government obligations and securities in such proportions as, in the judgment of the managers, prevailing market conditions warrant.

    Money Market Instruments

      The Fund may invest in the following money market instruments:

          instruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation; and

          prime commercial paper (rated A-1 by Standard and Poor's Ratings Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service).

    Repurchase Agreements

      When purchasing U.S. government securities pursuant to repurchase agreements, in the event that a defaulting seller of the securities filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's managers to be creditworthy pursuant to guidelines established by the Trustees. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily.

    U.S. Government Obligations

     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

          the full faith and credit of the U.S. Treasury;

          the issuer's right to borrow from the U.S. Treasury;

          the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

          the credit of the agency or instrumentality issuing the obligations.

      Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

      The Farm Credit System, including the National Bank for Cooperatives,

          Farm Credit Banks, and Banks for Cooperatives;

          Federal Home Loan Banks;

          Farmers Home Administration; and

          Federal National Mortgage Association

    Variable Rate U.S. Government Securities

      In the case of certain U.S. government securities purchased by the Fund that carry variable interest rates, these rates will reduce the changes in the market value of such securities from their original purchase prices.

      Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

    Stock Index Futures and Options

      The Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transactional costs. The Fund may not use stock index futures contracts and options for speculative purposes.

      As a means of reducing fluctuations in the net asset value of Shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio through the purchase of listed put options on stocks, stock indices, and stock index futures contracts. These options will be used only as a form of forward pricing to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.

      The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.

      The Fund may only: (1) buy listed put options on stock indices and stock index futures contracts; (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.

      The Fund may also enter into stock index futures contracts. A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5-10% of the contract value. This amount is known as "initial margin", and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates. These payments are known as "variation margins", and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because both the initial and variation margin resemble a performance bond or good faith deposit on the contract, they are returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since futures contracts margin does not involve the borrowing of funds to finance the transaction.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Lending of Portfolio Securities

The Fund may lend its portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the sub-manager has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Reverse Repurchase Agreements

The Fund may also enter into reverse repurchase agreements. A reverse repurchase transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.

Portfolio Turnover

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. It is anticipated that the turnover rate for the Fund will be 100%.

Investment Limitations

    Investing in Commodities

      The Fund will not purchase or sell commodities. However, the Fund may purchase put options on stock index futures, put options on financial futures, and stock index futures contracts.

    Selling Short and Buying on Margin

      The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures and put options on financial futures, but may obtain such short-term credits as are necessary for the clearance of transactions.

    Lending Cash or Securities

      The Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the total value of the Fund's assets. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or the Declaration of Trust of the Trust.

    Underwriting

      The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

     Investing in Issuers Whose Securities are Owned by Officers and Trustees of the Trust

      The Fund will not purchase or retain the securities of any issuer in which the Trustees of the Trust or the Fund's investment adviser own a substantial financial interest.

    Issuing Senior Securities and Borrowing Money

      The Fund will not issue senior securities, except as permitted by its investment objective and policies, and except that the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure the completion of the reverse repurchase agreements.

    Pledging Assets

      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of the total assets at the time of the borrowing.

    Diversification of Investments

      With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities of investment companies, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of any one issuer.

    Concentration of Investments

      The Fund will not invest 25% or more of the value of its total assets in any one industry (other than investment companies and securities issued by the U.S. government, its agencies or instrumentalities).

    Investing in Real Estate

      The Fund will not buy or sell real estate, although it may invest in the marketable securities of companies whose business involves the purchase or sale of real estate or in marketable securities which are secured by real estate or interests in real estate.

    Investing in Restricted Securities

      The Fund will not invest more than 5% of its total assets in restricted securities except for restricted securities determined by the Fund's manager to be liquid under criteria established by the Fund's Trustees.

The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

    Investing in Illiquid Securities

      The Fund will not invest more than 15% of its net assets in securities which are illiquid, including certain restricted securities and repurchase agreements providing for settlement more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does expect to borrow money or pledge securities in excess of 5% of the value of its net assets during the this fiscal year, and does not expect to do so during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".

Star Funds Management

Officers and Trustees are listed with their addresses, birthdates, present positions with the Star Funds, and principal occupations. Except as listed below, none of the Trustees or officers are affiliated with Star Bank, N.A., Federated Investors, Federated Securities Corp., Federated Services Company, Federated Administrative Services, or the Fund (as defined below). Thomas L. Conlan, Jr.* 2884 Lengel Road Cincinnati, Ohio 45244 Birthdate: May 20, 1938

Trustee

President and Chief Executive Officer, The Student Loan Funding Corporation and SLFC, Inc., Cincinnati, Ohio.

Edward C. Gonzales **
Federated Investors Tower
Pittsburgh, Pennsylvania  15222
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

Alfred Gottschalk, Ph.D.
2401 Ingleside Avenue
Cincinnati, Ohio 45206
Birthdate:  March 7, 1930

Trustee

Chancellor (since January 1996), Professor and President (1971-1995), Hebrew Union College--Jewish Institute of Religion, Cincinnati, Ohio.

Robert J. Hill, D.O.
8373 Deer Path Lane
West Chester, Ohio 45069
Birthdate:  January 13, 1959

Trustee

Physician, President of the Orthopaedic and Sports Medicine Institute, Inc., Cincinnati, Ohio, and Wellington Orthopaedics, Cincinnati, Ohio, since April, 1994, and, prior thereto, Fellow Physician, the Cleveland Clinic Foundation, Resident Physician, Michigan State University.

Dawn M. Hornback,
700 Walnut Street
Suite 450
Cincinnati, Ohio  45202
Birthdate:  September 12, 1963

Trustee

Founder, President and Chief Executive Officer of Observatory Group, Inc. Observatory Group, Inc., is a marketing communications firm specializing in the commercial, medical and educational fields.

Lawrence M. Turner
1014 Vine St.
Cincinnati, Ohio  45202
Birthdate:  March 23, 1947

Trustee

Vice President and Treasurer of the Kroger Company. At the Kroger Company, he is responsible for corporate finance, treasury, capital management, pension investment and investor relations.

William H. Zimmer III
2684 Devils Backbone Road
Cincinnati, Ohio 45233
Birthdate:  December 19, 1953

Trustee

Corporate Vice President (November, 1997 to present) and Treasurer (1991 to present), Secretary (1988-November, 1997) and Assistant Treasurer (1988-1991), Cincinnati Bell Inc.

Joseph S. Machi
Federated Investors Tower
Pittsburgh, Pennsylvania  15222
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Director, Private Label Management, Federated Investors; Vice President and Assistant Treasurer of certain funds for which Federated Securities Corp. is the principal distributor.

C. Grant Anderson
Federated Investors Tower
Pittsburgh, Pennsylvania  15222
Birthdate:  November 6, 1940

Secretary

Corporate Counsel, Federated Investors.

* This Trustee is deemed to be an "interested person," as defined in the Investment Company Act of 1940, of the Trust by virtue of his business relationship with the Fund's investment adviser, and certain of its affiliates. The Student Loan Funding Corporation and SLFC, Inc., of which Mr. Conlan is President and Chief Executive Officer, purchase student loans from various financial institutions, including the Fund's investment adviser and its affiliates. In addition, the Fund's investment adviser extends credit from time to time to Student Loan Funding Corporation and SLFC, Inc. to finance their operations. ** This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash
Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; WCT Funds; and World Investment Series, Inc. Fund Ownership

Officers and Trustees own less than 1% of the Fund's outstanding Shares.

As of February 20, 1998, the following shareholders of record owned 5% or more of the Shares of the Fund: Firstcinco, Cincinnati, OH, owned approximately 562,455 Shares (93.07%); and Columbus PT REIN, Cincinnati, OH, owned approximately 32,225 Shares (5.33%).

Trustees' Compensation

          NAME ,                                                 AGGREGATE
POSITION WITH              COMPENSATION FROM TRUST*#
          TRUST

Thomas L. Conlan, Jr., **           $0
Trustee

Edward C. Gonzales, **              $0
President, Treasurer and Trustee

Dr. Alfred Gottschalk,              $7,000
Trustee

Dr. Robert J. Hill,                 $7,500
Trustee

Dawn M. Hornback,                   $5,250
Trustee

Lawrence M. Turner,                 $5,250
Trustee

William H. Zimmer, III,             $7,500
Trustee
* Information is furnished for the fiscal year ended November 30, 1997.
# The aggregate compensation is provided for the Trust, which is comprised of twelve portfolios.
** This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
Trustee Liability

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Investment Advisory Services

Adviser to the Fund

The Fund's investment adviser is Star Bank, N.A. ("Star Bank" or "Adviser"). Star Bank is a wholly-owned subsidiary of StarBanc Corporation. Star Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. Because of the internal controls maintained by Star Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Star Bank's or its affiliates' lending relationships with an issuer. Advisory Fees

For its advisory services, Star Bank receives an annual investment advisory fee as described in the prospectus.
Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. Administrative Services

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus.
Custodian

Star Bank is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Star Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025% of the Fund's average daily net assets. Purchasing Shares

Except under certain circumstances described in the prospectus, Shares of the Fund are sold at their net asset value plus a sales charge, on days the New York Stock Exchange and the Federal Reserve Wire System are open for business.

Except under the circumstances described in the prospectus, the minimum initial investment in the Fund by an investor is $25,000. The minimum initial investment may be waived from time to time for employees and retired employees of Star Bank, N.A., and for members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. The procedure for purchasing Shares of the Fund is explained in the prospectus under "Investing in the Funds."

Exchanging Securities for Fund Shares

The Fund may accept securities in exchange for Fund Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must not be subject to restrictions on resale. The Fund acquires the exchanged securities for investment and not for resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares of the Fund on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities.

Distribution Plan

With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services. The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

Administrative Arrangements

The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.

Shareholder Services Plan

This arrangement permits the payment of fees to Star Bank and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Determining Net Asset Value

The net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus.

Determining Market Value of Securities

Market or fair values of the Fund's portfolio securities will be determined as follows:

     for equity securities, according to the last sale price on a national securities exchange, if applicable;

     in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

     for unlisted equity securities, latest bid prices;

          for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or

     for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of options trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

The underlying fund in which the Fund invests value securities in their portfolios for which market quotations are readily available, at their current market value (generally the last reported sale price) or if such values are unavailable, at the fair value pursuant to methods established in good faith by the Trustees of the SPDR Trust.

Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, an underlying fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the underlying fund's board of directors, although the actual calculation may be done by others.

Exchange Privilege

Requirements for Exchange

Shareholders using the exchange privilege must exchange Shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling Star Bank at the number on the cover of this Statement.

Making an Exchange

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.

Redeeming Shares

The Fund redeems Shares at the next computed net asset value after Star Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under "Redeeming Shares."

Redemption in Kind

Although the Trust intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.

Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the class' net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

Tax Status

The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     o    invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation and to the extent designated by the Fund as so qualifying. These dividends and any short-term capital gains are taxable as ordinary income.

    Capital Gains

    Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund Shares.

Total Return

The average annual total return for C Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable non-recurring fees, adjusted over the period by any additional Shares, assuming the reinvestment of all dividends and distributions.

Yield

The yield for C Shares is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by C Shares over a thirty-day period by the maximum offering price per Share of the Fund on the last day of the period. This value is then annualized using semi- annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by C Shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in C Shares, the performance will be reduced for those shareholders paying those fees.

Performance Comparisons

The performance of C Shares depends upon such variables as:

    portfolio quality;

    average portfolio maturity;

    type of instruments in which the portfolio is invested;

    changes in interest rates and market value of portfolio securities;

    changes in Fund expenses;

    the relative amount of Fund cash flow; and

    various other factors.

C Shares' performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of C Shares' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "index funds" category in advertising and sales literature.

Dow Jones Industrial Average ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA's index movements are leading economic indicators for the stock market as a whole.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for C Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in C Shares based on reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the contingent deferred sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, C Shares can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available. Standard & Poor's

The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

    CUSIP 854911799
    G00522-15  (3/98)





STAR INTERNATIONAL EQUITY FUND

(A PORTFOLIO OF THE STAR FUNDS)

A Shares
Supplement to Statement of Additional Information dated March 31, 1998

A. Please delete the section entitled "Portfolio Turnover" on page 4 and replace it with the following: "Portfolio Turnover

    Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to so do in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the period from December 3, 1997 (date of initial public investment) to March 31, 1998, the Fund's portfolio turnover rate was 0%."

B. Please delete the section entitled "Fund Ownership" on page 9 and replace it with the following: "Fund Ownership Officers and Directors own less than 1% of the Fund's outstanding Shares.
    As of May 1, 1998, the following shareholder of record owned 5% or more of the A Shares of the Fund: Firstcinco, Cincinnati, OH, acting in various capacities for numerous accounts, owned approximately 3,930,141 Shares (91.03%)."

C. Please insert the following as the second paragraph under the section entitled "Advisory Fees" on page 10:

     "For the period from December 3, 1997 (date of initial public investment) to March 31, 1998, Star Bank earned advisory fees of $70,042, none of which was waived."

D. Please insert the following as the last sentence of the first paragraph under the section entitled "Brokerage Transactions" on page 10: "During the period from December 3, 1997 (date of initial public investment) to March 31, 1998, the Fund paid $31,655 in brokerage commissions on brokerage transactions."

E. Please insert the following as the last sentence of the paragraph under the section entitled "Administrative Services" on page 10: "For the period from December 3, 1997 (date of initial public investment) to March 31, 1998, the Fund incurred costs for administrative services of $16,393."

F. Please insert the following as the second paragraph under the section entitled "Distribution Plan" on page 11:
    "For the period from December 3, 1997 (date of initial public investment) to March 31, 1998, no payments were made pursuant to the Plan.

G. Please insert the following as the second paragraph under the section entitled "Shareholder Services Plan" on page 11:
    "For the period from December 3, 1997 (date of initial public investment) to March 31, 1998, payments were made pursuant to the Shareholder Services Plan in the amount of $4,669."

H. Please insert the following as the second and third paragraphs under the section entitled "Total Return" on page 14:
    "The Fund's cumulative total return for A Shares for the period from December 3, 1997 (date of initial public investment) to March 31, 1998 was 11.28%. Cumulative total return reflects total performance over a specific period of time. The total return assumes and is reduced by the payment of the maximum sales charge and is representative of approximately 4 months of activity since the date of initial public investment."

I. Please insert the following as the third paragraph under the section entitled "Yield" on page 15: "The Fund's yield for A Shares for the thirty-day period ended March 31, 1998 was 0.39%."

                                                                    May 31, 1998


    STAR BANK, N.A.
    INVESTMENT ADVISER

    FEDERATED SECURITIES CORP.
    Distributor

    Cusip 854911815
    G00950-10 (5/98)





                         Star International Equity Fund
                                    A Shares

                         (A Portfolio of the Star Funds)

                       Statement of Additional Information












    This Statement of Additional Information should be read with the prospectus of the Stock Funds of the Star Funds dated March 31, 1998. This Statement is not a prospectus itself. To request a copy of the prospectus, free of charge, write to Star International Equity Fund (the "Fund") or call 1-800-677-FUND.

    Star Funds
    5800 Corporate Drive
    Pittsburgh, Pennsylvania 15237-7010
                                                  Statement dated March 31, 1998


























                                             Star Bank, N.A.
                                           Investment Adviser
                                       Federated Securities Corp.
                                              Distributor

                                                                           I
Table of Contents

General Information about the Fund     11

Investment Objective and Policies      11
  Foreign Securities                   11
  Foreign Currency Hedging Transactions11
  Futures and Options Transactions     22
  "Margin" In Futures Transactions     22
  Swap Agreements                      33
  Credit Facilities                    33
  Repurchase Agreements                33
  Reverse Repurchase Agreements        44
  When-Issued and Delayed Delivery Transactions                       44
  Lending of Portfolio Securities      44
  Restricted and Illiquid Securities   44
  Portfolio Turnover                   44

Investment Limitations                 55

Star Funds Management                  66
  Fund Ownership                       99
  Trustees' Compensation               9
  Trustee Liability                    99

Investment Advisory Services           99
  Adviser to the Fund                  99
  Advisory Fees                        10

Brokerage Transactions                 1010

Administrative Services                1010

Custodian                              1111



Purchasing Shares                      1111
  Exchanging Securities for Fund Shares1111
  Distribution Plan                    1111
  Administrative Arrangements          1111
  Shareholder Services Plan            1111
  Conversion to Federal Funds          1212

Determining Net Asset Value            1212
  Determining Market Value of Securities                         1212
  Trading in Foreign Securities        1212

Exchange Privilege                     1313
  Requirements for Exchange            1313
  Making an Exchange                   1313

Redeeming Shares                       1313
  Redemption in Kind                   1313
  Massachusetts Partnership Law        1313

Tax Status                             1414
  The Fund's Tax Status                1414
  Shareholders' Tax Status             1414

Total Return                           1414

Yield                                  1515

Performance Comparisons                1515
  Economic and Market Information      1616

Appendix                               1717

   1
General Information about the Fund

The Fund is a portfolio of Star Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. On May 1, 1993, the Board of Trustees (the "Trustees") approved changing the name of the Trust, effective May 1, 1993, from Losantiville Funds to Star Funds.

Shares of the Fund are offered in one class: A Shares ("Shares").

Investment Objective and Policies

The Fund's investment objective is to provide long-term capital appreciation. The investment objective cannot be changed without the approval of shareholders. Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Foreign Securities

If an underlying fund maintains its assets abroad, its board of directors must consider at least annually whether maintaining the underlying fund's assets with custodians in foreign countries is consistent with the best interests of the underlying fund and its shareholders. The underlying fund's board of directors also must consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence, any losses resulting from the holding of an underlying fund's portfolio securities in foreign countries and/or with foreign custodians or securities depositories will be at the risk of shareholders, unless the losses are insured. No assurance can be given that the underlying fund's board of directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

Securities that are acquired by an underlying fund outside the United States and that are publicly traded in the United States on a foreign securities exchange or in a foreign securities market are not considered by the underlying fund to be illiquid assets provided that: (i) the underlying fund acquires and holds the securities with the intention of reselling the securities in the foreign trading market, (ii) the underlying fund reasonably believes it can readily dispose of the securities in the foreign trading market or for cash in the United States, or (iii) foreign market and current market quotations are readily available. Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries. Investments in foreign securities where delivery takes place outside the United States will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments. Changes of government administrations or economic or monetary policies in the United States or abroad, or changed circumstances regarding convertibility or exchange rates, could result in investment losses for the underlying fund. Foreign Currency Hedging Transactions

In order to hedge against foreign currency exchange rate risks, an underlying fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The underlying fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. An underlying fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the underlying fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. An underlying fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when the underlying fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the underlying fund's portfolio securities denominated in such foreign currency, or when the underlying fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. This second investment practice is generally referred to as "cross-hedging." Because in connection with the underlying fund's forward foreign currency transactions an amount of the underlying fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the underlying fund will always have cash, cash equivalents or high quality debt securities available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodities Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the underlying fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the underlying fund than if it had not engaged in such contracts. An underlying fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the underlying fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to the underlying fund's position, the underlying fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the underlying fund will be traded on U.S. and foreign exchanges or over-the-counter. An underlying fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures"). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the underlying fund's portfolio securities or adversely affect the prices of securities that the underlying fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the ability of the underlying fund's investment adviser to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the underlying fund may not achieve the anticipated benefits of foreign currency futures or may realize losses. Futures and Options Transactions

As a means of reducing fluctuations in the net asset value of shares of an underlying fund, the underlying fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and put options on financial futures contracts, and writing call options on futures contracts. An underlying fund may also write covered call options on portfolio securities to attempt to increase its current income. The underlying fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series.

"Margin" In Futures Transactions

Unlike the purchase or sale of a security, an underlying fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the underlying fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the underlying fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the underlying fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by the underlying fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the underlying fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market."

Variation margin does not represent a borrowing or loan by the underlying fund but is instead settlement between the underlying fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the underlying fund will mark to market its open futures positions. The underlying fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Swap Agreements

Among the hedging strategies into which an underlying fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors, and collars. The underlying fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the underlying fund anticipates purchasing at a later date. The underlying fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the underlying fund may be obligated to pay. Interest rate swaps involve the exchange by the underlying fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

An underlying fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the underlying fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors, and collars are entered into for good faith hedging purposes, the underlying fund's investment adviser and the underlying fund believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. There is no minimal acceptable rating for a swap, cap, floor, or collar to be purchased or held in an underlying fund's portfolio. If there is a default by the counterparty, the underlying fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Credit Facilities

An underlying fund may purchase demand notes, which are borrowing arrangements between a corporation and an institutional lender (such as an underlying fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the facility. An underlying fund generally acquires a participation interest in a revolving credit facility from a bank or other financial institution. The terms of the participation require the underlying fund to make a pro rata share of all loans extended to the borrower and entitles the underlying fund to a pro rata share of all payments made by the borrower. Demand notes and revolving credit facilities usually provide for floating or variable rates of interest. Repurchase Agreements

An underlying fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the underlying fund, the underlying fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the underlying fund might be delayed pending court action. An underlying fund believes that under the regular procedures normally in effect for custody of the underlying fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the underlying fund and allow retention or disposition of such securities. An underlying fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the underlying fund's investment adviser to be creditworthy.

Reverse Repurchase Agreements

The underlying funds may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, an underlying fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the underlying fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable an underlying fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the underlying fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of an underlying fund in a dollar amount sufficient to make payment for the obligations to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for an underlying fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the underlying fund sufficient to make payment for the securities to be purchased are segregated on the underlying fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The underlying funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

Lending of Portfolio Securities

The collateral received when an underlying fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the underlying fund. During the time portfolio securities are on loan, the borrower pays the underlying fund any dividends or interest paid on such securities. Loans are subject to termination at the option of an underlying fund or the borrower. An underlying fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. An underlying fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Restricted and Illiquid Securities

An underlying fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the underlying fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the underlying fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

The underlying fund's board of directors may consider the following criteria in determining the liquidity of certain restricted securities:

      o  the frequency of trades and quotes for the security;

      o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

      o  dealer undertakings to make a market in the security; and

      o  the nature of the security and the nature of the marketplace trades.

Portfolio Turnover

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. It is estimated the rate of portfolio turnover will, generally, not exceed 50%. Investment Limitations

The following is a list of the Fund's investment limitations. The underlying funds purchased by the Fund may be subject to different investment limitations.
    Selling Short and Buying On Margin

      The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

    Issuing Senior Securities and Borrowing Money

      The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings and reverse repurchase agreements in excess of 5% of its total assets are outstanding.

    Pledging Assets

      The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the pledge.

    Diversification of Investments

      With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of any one issuer.

    Underwriting

      The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

    Investing in Real Estate

      The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

    Investing in Commodities

      The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

    Lending Cash or Securities

      The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

    Concentration of Investments

      The Fund will not invest 25% or more of the value of its total assets in any one industry (other than investment companies and securities issued by the U.S. government, its agencies or instrumentalities).

  The above investment limitations cannot be changed without shareholder approval. The following investment limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

    Investing in Illiquid and Restricted Securities

      The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its total assets in the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Star Funds Management

Officers and Trustees are listed with their addresses, birthdates, present positions with the Star Funds, and principal occupations. Except as listed below, none of the Trustees or officers are affiliated with Star Bank, N.A., Federated Investors, Federated Securities Corp., Federated Services Company, Federated Administrative Services, or the Funds (as defined below). Thomas L. Conlan, Jr.* 2884 Lengel Road Cincinnati, Ohio 45244 Birthdate: May 20, 1938

Trustee

President and Chief Executive Officer, The Student Loan Funding Corporation and SLFC, Inc., Cincinnati, Ohio.

Edward C. Gonzales **
Federated Investors Tower
Pittsburgh, Pennsylvania  15222
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

Alfred Gottschalk, Ph.D.
2401 Ingleside Avenue
Cincinnati, Ohio 45206
Birthdate:  March 7, 1930

Trustee

Chancellor (since January 1996), Professor and President (1971-1995), Hebrew Union College--Jewish Institute of Religion, Cincinnati, Ohio.

Robert J. Hill, D.O.
8373 Deer Path Lane
West Chester, Ohio 45069
Birthdate:  January 13, 1959

Trustee

Physician, President of the Orthopaedic and Sports Medicine Institute, Inc., Cincinnati, Ohio, and Wellington Orthopaedics, Cincinnati, Ohio, since April, 1994, and, prior thereto, Fellow Physician, the Cleveland Clinic Foundation, Resident Physician, Michigan State University.

Dawn M. Hornback,
700 Walnut Street
Suite 450
Cincinnati, Ohio  45202
Birthdate:  September 12, 1963

Trustee

Founder, President and Chief Executive Officer of Observatory Group, Inc. Observatory Group, Inc., is a marketing communications firm specializing in the commercial, medical and educational fields.

Lawrence M. Turner
1014 Vine St.
Cincinnati, Ohio  45202
Birthdate:  March 23, 1947

Trustee

Vice President and Treasurer of the Kroger Company. At the Kroger Company, he is responsible for corporate finance, treasury, capital management, pension investment and investor relations.


William H. Zimmer III
2684 Devils Backbone Road
Cincinnati, Ohio 45233
Birthdate:  December 19, 1953

Trustee

Corporate Vice President (November, 1997 to present) and Treasurer (1991 to present), Secretary (1988-November, 1997) and Assistant Treasurer (1988-1991), Cincinnati Bell Inc.

Joseph S. Machi
Federated Investors Tower
Pittsburgh, Pennsylvania  15222
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Director, Private Label Management, Federated Investors; Vice President and Assistant Treasurer of certain funds for which Federated Securities Corp. is the principal distributor.

C. Grant Anderson
Federated Investors Tower
Pittsburgh, Pennsylvania  15222
Birthdate:  November 6, 1940

Secretary

Corporate Counsel, Federated Investors.

* This Trustee is deemed to be an "interested person," as defined in the Investment Company Act of 1940, of the Trust by virtue of his business relationship with the Fund's investment adviser, and certain of its affiliates. The Student Loan Funding Corporation and SLFC, Inc., of which Mr. Conlan is President and Chief Executive Officer, purchase student loans from various financial institutions, including the Fund's investment adviser and its affiliates. In addition, the Fund's investment adviser extends credit from time to time to Student Loan Funding Corporation and SLFC, Inc. to finance their operations. ** This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash
Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; WCT Funds; and World Investment Series, Inc. Fund Ownership

Officers and Trustees own less than 1% of the Fund's outstanding Shares.

As of February 20, 1998, the following shareholder of record owned 5% or more of the Shares of the Fund: Firstcinco, Cincinnati, OH, acting in various capacities for numerous accounts, owned approximately 3,483,800 Shares (91.81%).


Trustees' Compensation

          NAME ,                                                 AGGREGATE
POSITION WITH              COMPENSATION FROM TRUST*#
          TRUST

Thomas L. Conlan, Jr., **           $0
Trustee
Edward C. Gonzales,**               $0
President, Treasurer and Trustee
Dr. Alfred Gottschalk,              $7,000
Trustee
Dr. Robert J. Hill,                 $7,500
Trustee
Dawn M. Hornback,       $5,250
Trustee
Lawrence M. Turner,     $5,250
Trustee
William H. Zimmer, III,             $7,500
Trustee

* Information is furnished for the fiscal year ended November 30, 1997.
# The aggregate compensation is provided for the Trust, which is comprised of twelve portfolios.
** This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
Trustee Liability

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Investment Advisory Services

Adviser to the Fund

The Fund's investment adviser is Star Bank, N.A. ("Star Bank" or "Adviser"). Star Bank is a wholly-owned subsidiary of StarBanc Corporation. Star Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. Because of the internal controls maintained by Star Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Star Bank's or its affiliates' lending relationships with an issuer.

Advisory Fees

For its advisory services, Star Bank receives an annual investment advisory fee as described in the prospectus.
Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. The distributor may assist in the execution of the Fund's portfolio transactions to purchase underlying fund shares for which it may receive distribution payments from the underlying funds or their underwriters in accordance with the distribution plans of those funds. In providing execution assistance, the distributor receives orders from the Adviser; places them with the underlying fund's distributor, transfer agent or other person, as appropriate; confirms the trade, price and number of shares purchased; and assures prompt payment by the Fund and proper completion of the order. With respect to purchases of load fund shares, the Adviser may direct substantially all of the Fund's orders to the distributor, which may, in its discretion, direct the order to other broker-dealers in consideration of sales of the Fund's Shares. The distributor may retain brokerage commissions on portfolio transactions of mutual funds held in the Fund's portfolio, including funds which have a policy of considering sales of their shares in selecting broker-dealers for the execution of their portfolio transactions. Payment of brokerage commissions to the distributor is not a factor considered by the Adviser in selecting an underlying fund for investment. Under certain circumstances, a sales charge incurred by the Fund in acquiring shares of an underlying fund may not be taken into account in determining the gain or loss on the disposition of the shares acquired. If shares are disposed of within 90 days from the date they were purchased and if shares of a new underlying fund are subsequently acquired without imposition of a sales charge or imposition of a reduced sales charge pursuant to a right granted to the Fund to acquire shares without payment of a sales charge or with the payment of a reduced charge, then the sales charge paid upon the purchase of the initial shares will be treated as paid in connection with the acquisition of the new underlying fund's shares rather than the initial shares. Administrative Services

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus.
Custodian

Star Bank is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Star Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025% of the Fund's average daily net assets. Purchasing Shares

Except under certain circumstances described in the prospectus, Shares of the Fund are sold at their net asset value plus a sales charge, on days the New York Stock Exchange and the Federal Reserve wire system are open for business. Except under the circumstances described in the prospectus, the minimum initial investment in the Fund by an investor is $1,000. The minimum initial investment may be waived from time to time for employees and retired employees of Star Bank, N.A., and for members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. The procedure for purchasing Shares of the Fund is explained in the prospectus under "Investing in the Funds."

Exchanging Securities for Fund Shares

The Fund may accept securities in exchange for Fund Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must not be subject to restrictions on resale. The Fund acquires the exchanged securities for investment and not for resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares of the Fund on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities.

Distribution Plan

With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the SEC pursuant to the 1940 Act (the "Plan"). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services. The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.



Administrative Arrangements

The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.

Shareholder Services Plan

This arrangement permits the payment of fees to Star Bank and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Determining Net Asset Value

The net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date.

Determining Market Value of Securities

Market or fair values of the Fund's portfolio securities are determined as follows:

     o for equity securities, according to the last sale price on a national securities exchange, if applicable;

      o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

      o  for unlisted equity securities, latest bid prices;

     o for bonds and other fixed income securities, as determined by an independent pricing service;

      o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or

     o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The underlying funds in which the Fund may invest value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sales price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors/trustees of the underlying fund.Trading Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, an underlying fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the underlying fund's board of directors, although the actual calculation may be done by others.

Exchange Privilege

Requirements for Exchange

Shareholders using the exchange privilege must exchange Shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling Star Bank at the number on the cover of this Statement.

Making an Exchange

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.

Redeeming Shares

The Fund redeems Shares at the next computed net asset value after Star Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under "Redeeming Shares."

Redemption in Kind

Although the Trust intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.

Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the class' net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

Tax Status

The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

      o  invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

These requirements may restrict the degree to which the Fund may engage in short-term trading and certain hedging transactions and may limit the range of the Fund's investments. If permitted by its investment policies, the underlying fund's transactions in futures contracts, forward contracts, foreign currency transactions, options and certain other investment and hedging activities are subject to special tax rules. In a given case, these rules may accelerate income to the underlying fund, defer its losses, cause adjustments in the holding periods of the underlying fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the underlying fund's income. These rules could therefore affect the amount, timing and character of distributions to the Fund's shareholders. Any dividends declared by the Fund in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year in which they were declared. An underlying fund may inadvertently invest in non-U.S. corporations which would be treated as Passive Foreign Investment Companies ("PFICs") or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent an underlying fund does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the underlying fund may be required to distribute amounts in excess of its realized income and gains. To the extent that the underlying fund itself is required to pay a tax on income or gain from investment in PFICs, the payment of this tax would reduce the International Equity Fund's economic return. Shareholders' Tax Status

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund, if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income. These dividends, and any short-term capital gains, are taxable as ordinary income.
    Capital Gains

    Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund Shares.

Total Return

The average annual total return for A Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable non-recurring fees, adjusted over the period by any additional Shares, assuming the reinvestment of all dividends and distributions.


Yield

The yield for A Shares is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by A Shares over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi- annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by A Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in A Shares, the performance will be reduced for those shareholders paying those fees.

Performance Comparisons

The performance of A Shares depends upon such variables as:

      o  portfolio quality;

      o  average portfolio maturity;

      o  type of instruments in which the portfolio is invested;

      o  changes in interest rates and market value of portfolio securities;

      o  changes in the Fund's expenses; and

      o  various other factors.

A Shares' performance fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of A Shares' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

      o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "growth" category in advertising and sale literature.

         Europe, Australia, and Far East (EAFE) Index is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

Advertisements and other sales literature for A Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in A Shares based on reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the contingent deferred sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, A Shares can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

Appendix

Standard & Poor's ("S&P") Corporate Bond Rating Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.


























    CUSIP 854911815
    G00522-14  (3/98)



LOGO                                 STAR OHIO
STAR FUNDS                           TAX-FREE MONEY
                                     MARKET FUND




                                     SUPPLEMENT TO
                                     PROSPECTUS DATED
                                     MARCH 31, 1998


                                     Portfolios of the Star Funds,
                                     an Open-End, Management Investment Company


                                     Dated May 31, 1998



 A. Please delete the section entitled "Star Ohio Tax-Free Money Market Fund Summary of Fund Expenses" on page 13 and replace it with the following:


STAR OHIO TAX-FREE MONEY MARKET FUND
SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                       SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................... None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price).......................................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds,
 as applicable)........................................................... None
Redemption Fee (as a percentage of amount redeemed, if applicable)........ None
Exchange Fee.............................................................. None

                          ANNUAL OPERATING EXPENSES*
               (As a percentage of projected average net assets)

Management Fee (after waiver) (1)......................................... 0.15%
12b-1 Fee (2)............................................................. 0.00%
Other Expenses (after waiver) (3)......................................... 0.52%
 Shareholder Servicing Fee (4)...................................... 0.05%
  Total Fund Operating Expenses (after waiver) (5)........................ 0.67%

(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.55%.
(2) As of the date of this prospectus, the Fund is not paying or accruing 12b- 1 fees. The Fund can pay up to 0.25% of average daily net assets as a 12b- 1 fee to the distributor. StarTrust and investment agency clients of Star Bank or its affiliates will not be affected by the Plan because the Plan will not be activated unless and until a second "Y" class of shares of the Fund (which would not have a 12b-1 Plan) is created and StarTrust and investment agency clients' investments in the Fund are converted to such Y class.
(3) Other Expenses have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. The Administrator can terminate this voluntary waiver at any time at its sole discretion.
(4) The Fund can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Fund plans to limit the Shareholder Servicing Fee to 0.05% of average daily net assets.
(5) The Total Fund Operating Expenses are estimated to be 1.12% absent the anticipated waivers described in notes (1) and (3) above.
  * Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending November 30, 1998. During the course of this period, expenses may be more or less than the average amount shown.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder in the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Star Funds Information."

EXAMPLE
-------
You would pay the following expenses on a $1,000 investment assuming (1) 5%
annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. The Fund charges no redemption fees.
1 Year................................................................  $ 7
3 Years...............................................................  $21

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING NOVEMBER 30, 1998.





 B. Please insert the following "Financial Highlights" table immediately following the section entitled "Star Ohio Tax-Free Money Market Fund Summary of Fund Expenses" on page 13:


STAR OHIO TAX-FREE MONEY MARKET FUND--C SHARES
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                            PERIOD ENDED
                                             (UNAUDITED)
                                          MARCH 31, 1998(A)
----------------------------------------- -----------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
 Net investment income                            0.01
 ----------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------
 Distributions from net investment income        (0.01)
 ----------------------------------------
                                               -------
NET ASSET VALUE, END OF PERIOD                  $ 1.00
-----------------------------------------
                                               -------
TOTAL RETURN (B)                                  0.87%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
 Expenses                                         0.89%*
 ----------------------------------------
 Net investment income                            2.66%*
 ----------------------------------------
 Expense waiver/reimbursement (c)                 0.52%*
 ----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
 Net assets, end of period (000 omitted)       $37,774
 ----------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from December 2, 1997 (date of initial public investment) to March 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)






 C. Please insert the following Financial Statements immediately after the section entitled "Investment Limitations" on page 17:


STAR OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                              VALUE
 ----------- ----------------------------------------------------   -----------
 SHORT-TERM MUNICIPALS--98.1%
 ----------------------------------------------------------------
             OHIO--98.1%
             ----------------------------------------------------
 $   960,000 Allen County, OH Health Care Facilities, (Series
             1998) Weekly VRDNs (Mennonite Home)/(Norwest Bank
             Minnesota, N.A. LOC)                                   $   960,000
             ----------------------------------------------------
   1,200,000 Butler County, OH, 3.80% BANs, 10/22/1998                1,203,052
             ----------------------------------------------------
     225,000 Butler County, OH, GO LT, 4.00% BANs, 3/19/1999            225,838
             ----------------------------------------------------
     200,000 Centerville, OH Weekly VRDNs (Bethany Lutheran
             Village)/(PNC Bank, Ohio, N.A. LOC)                        200,000
             ----------------------------------------------------
     500,000 Clermont County, OH , 3.90% BANs, 12/17/1998               500,770
             ----------------------------------------------------
     500,000 Cleveland, OH Public Power System, Electric, Light &
             Power Improvement Revenue Bonds (Series B), 5.40%
             Bonds (MBIA INS), 11/15/1998                               504,847
             ----------------------------------------------------
     100,000 Cleveland, OH, GO UT (Series A), 5.35% TRANs,
             7/1/1998                                                   100,403
             ----------------------------------------------------
     100,000 Columbus, OH Electrical Systems, Electric, Light, &
             Power Improvement Revenue Bonds Monthly VRDNs (Union
             Bank of Switzerland, Zurich LOC)                           100,000
             ----------------------------------------------------
   1,000,000 Columbus, OH Sewer System, Revenue Bonds (Series
             1994) Weekly VRDNs                                       1,000,000
             ----------------------------------------------------
   6,665,000 Columbus, OH, GO UT (Series 1) Weekly VRDNs
             (Westdeutsche Landesbank Girozentrale SA)                6,665,000
             ----------------------------------------------------
   1,500,000 Cuyahoga County, OH, Hospital Revenue Bonds Weekly
             VRDNs (Cleveland Clinic)                                 1,500,000
             ----------------------------------------------------
   1,100,000 Franklin County, OH Hospital Facility Authority
             Daily VRDNs (Franciscan Sister--St. Anthony)             1,100,000
             ----------------------------------------------------
   1,500,000 Franklin County, OH Hospital Facility Authority,
             Series A Weekly VRDNs (U.S. Health Corp. of
             Columbus)/(Morgan Guaranty Trust Co., New York LOC)      1,500,000
             ----------------------------------------------------
     100,000 Hamilton County, OH Health System Weekly VRDNs (West
             Park Community)/(Fifth Third Bank, Cincinnati LOC)         100,000
             ----------------------------------------------------
   2,000,000 Hamilton County, OH Hospital Facilities Authority,
             (Series 1997A) Weekly VRDNs (Children's Hospital
             Medical Center)/(PNC Bank, Ohio, N.A. LOC)               2,000,000
             ----------------------------------------------------




STAR OHIO TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                              VALUE
 ---------- -----------------------------------------------------   -----------
 SHORT-TERM MUNICIPALS--CONTINUED
 ----------------------------------------------------------------
            OHIO--CONTINUED
            -----------------------------------------------------
 $1,800,000 Hamilton County, OH Hospital Facilities Authority,
            Series B Revenue Bonds Weekly VRDNs (Health Alliance
            of Greater Cincinnati)/(MBIA INS)                       $ 1,800,000
            -----------------------------------------------------
  1,000,000 Hamilton County, OH Weekly VRDNs (General Protestant
            Orphan Home)/(Fifth Third Bank, Cincinnati LOC)           1,000,000
            -----------------------------------------------------
    150,000 Hamilton, OH Electric Systems Management, (Series B), 8.00% Bonds
            (FGIC INS)/(United States Treasury PRF), 10/15/1998 (@102) 155,475
            -----------------------------------------------------
  1,000,000 Mahoning County, OH Hospital Facilities, (Series B)
            Revenue Bonds Weekly VRDNs (Forum Group, Inc.)/(MBIA
            INS)                                                      1,000,000
            -----------------------------------------------------
  1,205,000 Marion County, OH Hospital Authority, (Series 1991)
            Weekly VRDNs (Marion County, OH Pooled Hospital
            Program)/(Bank One, Ohio, N.A. LOC)                       1,205,000
            -----------------------------------------------------
    605,000 Marysville, OH, GO UT, 3.91% BANs, 3/19/1999                606,463
            -----------------------------------------------------
    500,000 Mason City, OH, 3.95% BANs, 12/17/1998                      500,514
            -----------------------------------------------------
    250,000 Mason, OH City School District, (Series A), 4.019%
            BANs, 2/18/1999                                             250,896
            -----------------------------------------------------
  2,000,000 Mason, OH EDA Weekly VRDNs (Cedar Village
            Project)/(Fifth Third Bank, Cincinnati LOC)               2,000,000
            -----------------------------------------------------
  1,000,000 Middleburg Heights, OH, Hospital Improvement Revenue
            Bonds Weekly VRDNs (KeyBank, N.A. LOC)                    1,000,000
            -----------------------------------------------------
    545,000 Middletown, OH, 4.40% BANs, 12/15/1998                      546,850
            -----------------------------------------------------
  2,000,000 Montgomery County, OH Health Facilities Authority,
            (Series A) Daily VRDNs (Miami, OH Valley Hospital)        2,000,000
            -----------------------------------------------------
  2,000,000 Ohio School Districts, (Series B), 4.47% TANs,
            6/30/1998                                                 2,003,169
            -----------------------------------------------------
    100,000 Ohio State IDR, Refunding Bonds Weekly VRDNs
            (Cincinnati Riverfront Coliseum, Inc.)/(PNC Bank,
            Ohio, N.A. LOC)                                             100,000
            -----------------------------------------------------
  1,000,000 Ohio State University Weekly VRDNs                        1,000,000
            -----------------------------------------------------
  1,500,000 Ohio State Water Development Authority, Pollution
            Control Revenue Refunding Bonds (Series 1997) Weekly
            VRDNs (Philip Morris Cos., Inc.)                          1,500,000
            -----------------------------------------------------
  1,000,000 Summit County, OH Civic Facility Weekly VRDNs (Young
            Mens Christian Association)/(KeyBank, N.A. LOC)           1,000,000
            -----------------------------------------------------
  1,000,000 Warren County, OH Health Care Facilities, (Series A)
            Weekly VRDNs (Otterbein Homes)/(Fifth Third Bank,
            Cincinnati LOC)                                           1,000,000
            -----------------------------------------------------




STAR OHIO TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT
 OR SHARES                                                          VALUE
 ---------- --------------------------------------------------   -----------
 SHORT-TERM MUNICIPALS--CONTINUED
 -------------------------------------------------------------
            OHIO--CONTINUED
            --------------------------------------------------
 $  730,000 Worthington City, OH City School District, (Series
            1998), 3.80% BANs, 1/15/1999                         $   731,110
            --------------------------------------------------   -----------
             TOTAL SHORT-TERM MUNICIPALS                          37,059,387
            --------------------------------------------------   -----------
 MUTUAL FUND--1.9%
 -------------------------------------------------------------
    698,970 Midwest Ohio Tax-Free Fund                               698,970
            --------------------------------------------------   -----------
             TOTAL INVESTMENTS (AT AMORTIZED COST)(A)            $37,758,357
            --------------------------------------------------   -----------

(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($37,774,217) at March 31, 1998.

The following acronyms are used throughout this portfolio:

BANs--Bond Anticipation Notes EDA--Economic Development Authority FGIC--Financial Guaranty Insurance Company GO--General Obligation
IDR--Industrial Development Revenue INS--Insured LOC--Letter of Credit
LT--Limited Tax MBIA--Municipal Bond Investors Assurance PRF--Prerefunded
SA--Support Agreement TANs--Tax Anticipation Notes TRANs--Tax and Revenue Anticipation Notes UT--Unlimited Tax VRDNs--Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)




STAR OHIO TAX-FREE MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------
Total investments in securities, at
 amortized cost and value                   $37,758,357
-------------------------------------------
Cash                                            158,220
-------------------------------------------
Income receivable                               204,157
------------------------------------------- -----------
  Total assets                               38,120,734
-------------------------------------------
LIABILITIES:
---------------------------------
Payable for investments purchased  $161,008
---------------------------------
Payable for shares redeemed          49,878
---------------------------------
Income distribution payable          71,275
---------------------------------
Accrued expenses                     64,356
---------------------------------  --------
  Total liabilities                             346,517
------------------------------------------- -----------
NET ASSETS for 37,774,217 shares            $37,774,217
 outstanding                                -----------
-------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------
$37,774,217/37,774,217 shares outstanding         $1.00
------------------------------------------- -----------

(See Notes which are an integral part of the Financial Statements)



STAR OHIO TAX-FREE MONEY MARKET FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 1998(A) (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------
Interest                                                              $364,590
--------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------
Investment advisory fee                                     $ 56,539
----------------------------------------------------------
Administrative personnel and services fee                     16,148
----------------------------------------------------------
Custodian fees                                                 2,570
----------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses      16,288
----------------------------------------------------------
Directors'/Trustees' fees                                      1,320
----------------------------------------------------------
Legal fees                                                     3,600
----------------------------------------------------------
Portfolio accounting fees                                     19,480
----------------------------------------------------------
Shareholder services fee                                       5,140
----------------------------------------------------------
Share registration costs                                      12,600
----------------------------------------------------------
Printing and postage                                           8,280
----------------------------------------------------------
Insurance premiums                                               960
----------------------------------------------------------
Miscellaneous                                                  1,680
----------------------------------------------------------  --------
  Total expenses                                             144,605
----------------------------------------------------------
Waivers--
------------------------------------------------
 Waiver of investment advisory fee                $(41,119)
------------------------------------------------
 Waiver of administrative personnel and services   (12,033)
 fee                                              --------
------------------------------------------------
  Total waivers                                              (53,152)
----------------------------------------------------------  --------
    Net expenses                                                        91,453
--------------------------------------------------------------------  --------
      Net investment income                                           $273,137
--------------------------------------------------------------------  --------

(a) Reflects operations for the period from December 2, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)





STAR OHIO TAX-FREE MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               PERIOD ENDED
                                                                (UNAUDITED)
                                                             MARCH 31, 1998(A)
-----------------------------------------------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------
Net investment income                                          $    273,137
-----------------------------------------------------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------
Distributions from net investment income                           (273,137)
-----------------------------------------------------------    ------------
SHARE TRANSACTIONS--
-----------------------------------------------------------
Proceeds from sale of shares                                     61,775,031
-----------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                               145
-----------------------------------------------------------
Cost of shares redeemed                                         (24,000,959)
-----------------------------------------------------------    ------------
  Change in net assets resulting from share transactions         37,774,217
  ---------------------------------------------------------    ------------
    Change in net assets                                         37,774,217
    -------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Beginning of period                                                      --
-----------------------------------------------------------    ------------
End of period                                                  $ 37,774,217
-----------------------------------------------------------    ------------

(a) Reflects operations for the period from December 2, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)




STAR OHIO TAX-FREE MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

1. ORGANIZATION

Star Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eleven diversified portfolios and one non-diversified portfolio. The financial statements included herein are only those of Star Ohio Tax-Free Money Market Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the fund is to provide current income exempt from federal income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER--Investment transactions are accounted for on the trade date.




STAR OHIO TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At March 31, 1998, capital paid-in aggregated $37,774,217.

Transactions in shares were as follows:

                                                             PERIOD ENDED
                                                           MARCH 31, 1998(A)
---------------------------------------------------------  -----------------
Shares sold                                                    61,775,031
---------------------------------------------------------
Shares issued to shareholders in payment of distributions
 declared                                                             145
---------------------------------------------------------
Shares redeemed                                               (24,000,959)
---------------------------------------------------------     -----------
  Net change resulting from share transactions                 37,774,217
  -------------------------------------------------------     -----------

(a) Reflects operations for the period from December 2, 1997 (date of initial public investment) to March 31, 1998.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Star Bank N.A., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.55% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. Effective January 1, 1998, the fee that FAS receives changed to an annual rate of 0.12% of the average daily net asset of the Trust. The FAS fee received during any fiscal year shall be at least $50,000. FAS may voluntarily waive a portion of its fee at any time

Under the terms of a Sub-Administration Agreement between FAS and Star Bank, N.A., FAS will pay to Star Bank, N.A., solely from the resources of FAS, a sub-administration fee at an annual rate of 0.04% of the average daily net assets of the Trust, for assisting FAS in rendering administrative services to the Trust.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Star Bank, N.A., the Fund will pay Star Bank, N.A. up to 0.25% of average daily net assets of the Fund for the period. For the foreseeable future, Star Bank, N.A. plans to limit the Shareholder Servicing fee to 0.05% of average daily net assets of the Fund. The fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Star Bank, N.A. is transfer agent and dividend disbursing agent for the Fund. The fee paid to Star Bank, N.A. is based on the size, type, and number of accounts and transactions made by shareholders.




STAR OHIO TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------

Star Bank, N.A. became the Fund's transfer and dividend disbursing agent March 9, 1998. Prior to March 9, 1998, Federated Services Company served as the Fund's transfer and dividend disbursing agent and received for its services a fee based on the size, type, and number of accounts and transactions made by shareholders.

For the period ended March 31, 1998, the transfer and dividend disbursing agent(s) earned fees as follows:

TRANSFER AND DIVIDEND       AMOUNT OF
DISBURSING AGENT NAME       FEE EARNED
---------------------       ----------
Star Bank, N.A.               $  475
Federated Services Company    $7,392

PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Star Bank N.A. is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. YEAR 2000 ISSUE

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the fund.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 1998, 40% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11% of total investments.




STAR OHIO TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------

 D. Please delete all references to C Shares of Ohio Tax-Free Money Market Fund in the first paragraph under the section entitled "Voting Rights" on page 24, and add the following as the second paragraph of that section:


  "As of May 1, 1998, Firstcinco, Cincinnati, Ohio, acting in various capacities for numerous accounts, was the owner of record of approximately 99.75% of the C Shares of the Ohio Tax-Free Money Market Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of the Fund's shareholders."




                                                   ---------------------------
                                                         Star Bank, N.A.
                                                        Investment Adviser
                                                   ---------------------------
                                                    Fderated Securities Corp.
Cusip 854911781                                            Distributor
G00446-12 (5/98)                                   ---------------------------


[LOGO]
STAR FUNDS

MONEY
MARKET FUNDS

COMBINED
PROSPECTUS

Portfolios of the Star Funds,
an Open-End, Management Investment Company


Dated March 31, 1998


Star Treasury Fund

Star Tax-Free Money Market Fund

Star Ohio Tax-Free Money Market Fund




STAR FUNDS
MONEY MARKET FUNDS

PROSPECTUS

The shares offered in this prospectus represent interests in the Money Market Funds (individually referred to as a"Fund" or collectively as the "Funds") of the Star Funds (the "Trust"), an open-end management investment company (a mutual fund). The Trust consists of eleven separate diversified investment portfolios and one non-diversified investment portfolio, each having a distinct investment objective and policies. This prospectus relates only to the following Money Market Funds of the Trust:

  . Star Treasury Fund
  . Star Tax-Free Money Market Fund

  . Star Ohio Tax-Free Money Market Fund

This prospectus contains the information you should read and know before you invest in any of the Money Market Funds of the Trust. Keep this prospectus for future reference.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF STAR BANK, N.A., OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY STAR BANK, N.A., OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN ANY OF THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUNDS ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO DO SO. BECAUSE THE STAR OHIO-TAX FREE MONEY MARKET FUND MAY INVEST A SIGNIFICANT PORTION OF ITS ASSETS IN SECURITIES OF A SINGLE ISSUER, AN INVESTMENT IN THE FUND MAY INVOLVE ADDITIONAL RISKS COMPARED TO A FULLY DIVERSIFIED MONEY MARKET FUND.

The Trust has also filed a separate Statement of Additional Information ("SAI") for each Fund dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in each SAI is incorporated by reference into this prospectus. You may request a copy of an SAI or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, or obtain other information or make inquiries about a Fund by writing to the Fund or by calling 1-800-677-FUND. The SAIs, material incorporated by reference into this document, and other information regarding each Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1998



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                            1
-------------------------------------

STAR TREASURY FUND SUMMARY OF FUND
EXPENSES                       2
-------------------------------------

STAR TREASURY FUND--C SHARES
FINANCIAL HIGHLIGHTS           3
-------------------------------------

STAR TREASURY FUND--Y SHARES
FINANCIAL HIGHLIGHTS           4
-------------------------------------

STAR TREASURY FUND INVESTMENT
INFORMATION                    5
-------------------------------------

 Investment Objective          5

 Investment Policies           5

 Investment Limitations        6

STAR TAX-FREE MONEY MARKET FUND
SUMMARY OF FUND EXPENSES       7
-------------------------------------

STAR TAX-FREE MONEY MARKET FUND--C
SHARES FINANCIAL HIGHLIGHTS    8
-------------------------------------

STAR TAX-FREE MONEY MARKET FUND
INVESTMENT INFORMATION         9
-------------------------------------

 Investment Objective          9

 Investment Policies           9

 Investment Limitations       12

STAR OHIO TAX-FREE MONEY MARKET FUND

SUMMARY OF FUND EXPENSES      13
-------------------------------------

STAR OHIO TAX-FREE MONEY MARKET FUND

INVESTMENT INFORMATION        14
-------------------------------------

 Investment Objective         14

 Investment Policies          14

 Ohio Municipal Securities    16

 Investment Risks             16

 Investment Limitations       17

STAR FUNDS INFORMATION        17
-------------------------------------

 Management of the Trust      17

 Distribution of Fund Shares  18

 Administration of the Funds  19

 Expenses of the Funds        19

NET ASSET VALUE               20
-------------------------------------

INVESTING IN THE FUNDS        20
-------------------------------------

 Minimum Investment Required  20

 What Shares Cost             20

SHARE PURCHASES               20
-------------------------------------

 Shareholder Service Organizations 21


 Certificates and Confirmations    21

 Dividends                    21

 Capital Gains                21



EXCHANGE PRIVILEGE            22
-------------------------------------




REDEEMING SHARES              23
-------------------------------------

 Checkwriting Privilege       23

 Accounts with Low Balances   23

SHAREHOLDER INFORMATION       24
-------------------------------------

 Voting Rights                24

EFFECT OF BANKING LAWS        24
-------------------------------------

TAX INFORMATION               24
-------------------------------------

 Federal Income Tax           24

  Tax-Free Money Market Fund and
   Ohio Tax-Free Money Market Fund--
   Additional Tax Information 25

 State and Local Taxes        26

PERFORMANCE INFORMATION       26
-------------------------------------

ADDRESSES                     27
-------------------------------------



SYNOPSIS
-------------------------------------------------------------------------------

The Trust, an open-end, management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.

This prospectus relates only to the shares of the Money Market Funds of the Trust. The Money Market Funds are designed primarily for customers, correspondents, or affiliates of Star Bank, N.A., the investment adviser to the Funds.

This prospectus relates to the shares of the following three Money Market Funds:

 . Star Treasury Fund ("Treasury Fund")--seeks to achieve stability of principal and current income consistent with stability of principal. Treasury Fund pursues this objective by investing exclusively in short-term U.S. Treasury obligations. Shares of the Treasury Fund are offered in two separate classes:
   Y Shares and C Shares (individually and collectively referred to as "Shares").

 . Star Tax-Free Money Market Fund ("Tax-Free Money Market Fund")--seeks to provide current income exempt from federal regular income tax consistent with stability of principal. Tax-Free Money Market Fund pursues this objective by investing in a diversified portfolio of short-term municipal securities. Shares of Tax-Free Money Market Fund are offered in one class: C Shares.

 . Star Ohio Tax-Free Money Market Fund ("Ohio Tax-Free Money Market
   Fund")--seeks to provide current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. Ohio Tax-Free Money Market Fund pursues this objective by investing in a non-diversified portfolio of short-term municipal securities. Shares of Ohio Tax-Free Money Market Fund are offered in one class: C Shares.

For information on how to purchase shares of the Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 ($25 for Star Bank Connections Group Banking customers and Star Bank employees and members of their immediate family and participants in the Star Bank Student Finance 101 Program who establish a systematic investment program and $500 for Education IRA customers) is required for each Fund. Shares of each Fund are sold and redeemed at net asset value. Information on redeeming shares may be found under "Redeeming Shares."




STAR TREASURY FUND

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                     SHAREHOLDER TRANSACTION EXPENSES

                                                                  Y      C
                                                                Shares Shares
                                                                ------ ------
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)...........................  None   None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)...........................  None   None
Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable).........  None   None
Redemption Fee (as a percentage of amount redeemed, if
 applicable)...................................................  None   None
Exchange Fee...................................................  None   None

                           ANNUAL OPERATING EXPENSES
               (As a percentage of projected average net assets)
Management Fee................................................. 0.50%  0.50%
12b-1 Fee......................................................  None  0.25%
Other Expenses................................................. 0.25%  0.25%
 Shareholder Servicing Fee (1)........................... 0.05%
  Total Fund Operating Expenses................................ 0.75%  1.00%

(1) Y Shares and C Shares can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Y Shares and C Shares plan to limit the Shareholder Servicing Fee to 0.05% of average daily net assets.

The Annual Fund Operating Expenses were 0.72% for Y Shares and 0.73% for C Shares for the fiscal year ended November 30, 1997. The Annual Fund Operating Expenses in the table above are based on expenses expected during the fiscal year ending November 30, 1998.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Star Funds Information."

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. The Fund charges no redemption fees.

                                                                     Y      C
                                                                   Shares Shares
                                                                   ------ ------
1 Year............................................................  $ 8    $ 10
3 Years...........................................................  $24    $ 32
5 Years...........................................................  $42    $ 55
10 Years..........................................................  $93    $122

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.





STAR TREASURY FUND--C SHARES

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 16, 1998, on the Fund's Financial Statements for the year ended November 30, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                                     YEAR ENDED NOVEMBER 30,
                         --------------------------------------------------------------------------------
                           1997     1996     1995     1994     1993     1992     1991     1990   1989(A)
-----------------------  -------- -------- -------- -------- -------- -------- -------- -------- --------
NET ASSET VALUE,
BEGINNING OF PERIOD       $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
 Net investment income      0.05     0.05     0.05     0.03     0.03     0.03     0.06     0.07     0.05
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income         (0.05)   (0.05)   (0.05)   (0.03)   (0.03)   (0.03)   (0.06)   (0.07)   (0.05)
-----------------------   ------   ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END OF
PERIOD                    $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
-----------------------   ------   ------   ------   ------   ------   ------   ------   ------   ------
TOTAL RETURN (B)            4.85%    4.80%    5.23%    3.30%    2.56%    3.41%    5.72%    7.72%    5.36%
-----------------------
RATIOS TO AVERAGE NET
 ASSETS
-----------------------
 Expenses                   0.73%    0.70%    0.71%    0.70%    0.70%    0.71%    0.71%    0.73%    0.77%*
-----------------------
 Net investment income      4.73%    4.69%    5.14%    3.24%    2.53%    3.33%    5.51%    7.44%    8.28%*
-----------------------
 Expense waiver/
 reimbursement (c)            --       --       --       --     0.25%    0.25%    0.10%    0.03%    0.01%*
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of pe-
 riod (000 omitted)      $469,400 $829,259 $654,963 $358,766 $386,020 $346,508 $307,278 $226,519 $174,062
-----------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from April 15, 1989 (date of initial public investment) to November 30, 1989.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1997, which can be obtained free of charge.





STAR TREASURY FUND--Y SHARES

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 16, 1998, on the Fund's Financial Statements for the year ended November 30, 1997, and on the following table for the period presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                            YEAR ENDED
                                           NOVEMBER 30,
                                             1997(A)
-----------------------------------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 1.00
-----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------
 Net investment income                          0.03
-----------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------
 Distributions from net investment income      (0.03)
-----------------------------------------     ------
NET ASSET VALUE, END OF PERIOD                $ 1.00
-----------------------------------------     ------
TOTAL RETURN (B)                                3.37%
-----------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------
 Expenses                                       0.72%*
-----------------------------------------
 Net investment income                          4.87%*
-----------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------
 Net assets, end of period (000 omitted)       $659,296
-----------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from March 25, 1997 (date of initial public investment) to November 30, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1997, which can be obtained free of charge.





STAR TREASURY FUND

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of Treasury Fund is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a- 7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. Unless otherwise indicated, the investment objective and the policies and limitations described herein cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio consisting exclusively of short-term U.S. Treasury obligations. The Fund may purchase these securities pursuant to repurchase agreements.

ACCEPTABLE INVESTMENTS

The short-term U.S. Treasury obligations in which the Fund invests are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States. They mature in 397 days or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within 397 days from the date of acquisition. The average maturity of these securities, on a dollar-weighted basis, will be 120 days or less. As a matter of operating policy, however, the average maturity of the Fund's securities, on a dollar-weighted basis, will be 90 days or less. The Fund may also retain Fund assets in cash. The Fund does not intend to invest in treasury strips.




INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, and will not invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general unless permitted to exceed these limitations by action of the SEC. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. In addition, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies may incur certain expenses which may be duplicative of certain fees incurred by the Fund. This policy may be changed without the approval of shareholders. Shareholders will be notified before any material change in this policy becomes effective.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.

The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

REGULATORY COMPLIANCE. The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and in the Fund's SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by a NRSRO, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

INVESTMENT LIMITATIONS


The following limitation can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

 . commit more than 10% of its net assets to illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice.






STAR TAX-FREE MONEY MARKET FUND

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                       SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................  None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)...................................  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
 redemption proceeds, as applicable)...................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable).....  None
Exchange Fee...........................................................  None

                           ANNUAL OPERATING EXPENSES
               (As a percentage of projected average net assets)
Management Fee (after waiver) (1)...................................... 0.45%
12b-1 Fee (2).......................................................... 0.00%
Other Expenses......................................................... 0.32%
 Shareholder Servicing Fee (3)................................... 0.05%
  Total Fund Operating Expenses (after waiver) (4)..................... 0.77%

(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.55%.

(2) As of the date of this prospectus, the Fund is not paying or accruing 12b- 1 fees. The Fund can pay up to 0.25% of average daily net assets as a 12b- 1 fee to the distributor. StarTrust and investment agency clients of Star Bank or its affiliates will not be affected by the Plan because the Plan will not be activated unless and until a second "Y" class of shares of the Fund (which would not have a 12b-1 Plan) is created and StarTrust and investment agency clients' investments in the Fund are converted to such Y class.

(3) The Fund can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Fund plans to limit the Shareholder Servicing Fee to 0.05% of average daily net assets.

(4) The Total Fund Operating Expenses would be 0.87% absent the voluntary waiver described above in Note 1.

The Annual Fund Operating Expenses were 0.69% for the fiscal year ended November 30, 1997. The Annual Fund Operating Expenses in the table above are based on expenses expected during the fiscal year ending November 30, 1998.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Star Funds Information."

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. The Fund charges no redemption fees.

1 Year...................................................................... $ 8
3 Years..................................................................... $25
5 Years..................................................................... $43
10 Years.................................................................... $95

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.





STAR TAX-FREE MONEY MARKET FUND--C SHARES

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 16, 1998, on the Fund's Financial Statements for the year ended November 30, 1997, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                            YEAR ENDED NOVEMBER 30,
                         --------------------------------------------------------------
                           1997     1996     1995     1994     1993     1992   1991(A)
-----------------------  -------- -------- -------- -------- -------- -------- --------
NET ASSET VALUE,
BEGINNING OF PERIOD       $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
 Net investment income      0.03     0.03     0.03     0.02     0.02     0.03     0.03
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income         (0.03)   (0.03)   (0.03)   (0.02)   (0.02)   (0.03)   (0.03)
-----------------------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE,
END OF PERIOD             $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
-----------------------   ------   ------   ------   ------   ------   ------   ------
TOTAL RETURN (B)            3.02%    2.91%    3.32%    2.15%    1.91%    2.59%    2.84%
-----------------------
RATIOS TO AVERAGE NET
ASSETS
-----------------------
 Expenses                   0.69%    0.70%    0.66%    0.65%    0.65%    0.66%    0.55%*
-----------------------
 Net investment income      2.96%    2.87%    3.26%    2.12%    1.90%    2.54%    3.95%*
-----------------------
 Expense waiver/
 reimbursement (c)          0.10%    0.11%    0.15%    0.15%    0.40%    0.40%    0.48%*
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of pe-
 riod (000 omitted)      $126,348 $153,256 $167,356 $135,427 $135,022 $144,487 $113,731
-----------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from March 15, 1991 (date of initial public investment) to November 30, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1997, which can be obtained free of charge.





STAR TAX-FREE MONEY MARKET FUND

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of Tax-Free Money Market Fund is current income exempt from federal regular income tax consistent with stability of principal. Federal regular income tax refers to normal income tax that most U.S. taxpayers compute and pay each year and does not include the federal alternative minimum tax for individuals or corporations. Interest income of the Fund that is exempt from federal regular income tax retains its tax-free status when distributed to the Fund's shareholders. The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and not subject to the alternative minimum tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus. Unless otherwise indicated, the investment objective and the policies and limitations described herein cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The Fund pursues this investment objective by investing in a portfolio of municipal securities maturing in 397 days or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

 . tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

 . bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

 . municipal commercial paper and other short-term notes;

 . variable rate demand notes;

 . municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases;

 . construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations; and

 . participation, trust and partnership interests in any of the foregoing obligations.

  PARTICIPATION INTERESTS. The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

  MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

  In determining the liquidity of municipal lease securities, the Fund's investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics, and prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

  VARIABLE RATE DEMAND NOTES. Variable rate demand notes are Municipal Securities. These variable rate demand notes have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually) and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the credit enhancer will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are considered liquid. To the extent that restricted securities or municipal leases are found not to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund may only invest in the securities of other investment companies that are money market funds having investment objectives and policies similar to its own and primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies may incur certain expenses which may be duplicative of certain fees incurred by the Fund.


TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term temporary investments. Interest income from temporary investments may be taxable to shareholders as ordinary income. These temporary investments include: obligations issued by or on behalf of municipal or corporate issuers having the same quality and maturity characteristics as Municipal Securities purchased by the Fund; marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; instruments issued by banks or other depository institutions which have capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; repurchase agreements; and prime commercial paper rated A-1 by Standard and Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 by Fitch Investors Services ("Fitch"), and other short-term credit instruments.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

MUNICIPAL SECURITIES. Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS. Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and demand features, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.

The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

REGULATORY COMPLIANCE. The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in this prospectus and in the Fund's SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by a nationally recognized statistical rating organization ("NRSRO"), according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

INVESTMENT LIMITATIONS

The Fund will not:

 . borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings; or

 . with respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities of one issuer (except cash, cash items, repurchase agreements collateralized by U.S. government securities and U.S. government obligations). The remaining 25% of its total assets may be invested in a single issuer if the investment adviser believes such a strategy is prudent.

The above investment limitations cannot be changed without shareholder approval. The following limitation can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Fund will not:

 . invest more than 10% of its net assets in illiquid securities, including restricted securities which the adviser believes cannot be sold within seven days, municipal leases not determined by the Trustees to be liquid, and repurchase agreements providing for settlement in more than seven days after notice.






STAR OHIO TAX-FREE MONEY MARKET FUND

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                     SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................  None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)...................................  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
 redemption proceeds, as applicable)...................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable).....  None
Exchange Fee...........................................................  None

                          ANNUAL OPERATING EXPENSES*
               (As a percentage of projected average net assets)
Management Fee (after waiver) (1)...................................... 0.15%
12b-1 Fee (2).......................................................... 0.00%
Other Expenses (after waiver) (3)...................................... 0.74%
 Shareholder Servicing Fee (4)................................... 0.05%
  Total Fund Operating Expenses (after waiver) (5)..................... 0.89%

(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.55%.

(2) As of the date of this prospectus, the Fund is not paying or accruing 12b- 1 fees. The Fund can pay up to 0.25% of average daily net assets as a 12b- 1 fee to the distributor. StarTrust and investment agency clients of Star Bank or its affiliates will not be affected by the Plan because the Plan will not be activated unless and until a second "Y" class of shares of the Fund (which would not have a 12b-1 Plan) is created and StarTrust and investment agency clients' investments in the Fund are converted to such Y class.

(3) Other Expenses have been reduced to reflect the anticipated voluntary waiver of a portion of the administration fee. The Administrator can terminate this voluntary waiver at any time at its sole discretion.

(4) The Fund can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Fund plans to limit the Shareholder Servicing Fee to 0.05% of average daily net assets.

(5) The Total Fund Operating Expenses are estimated to be 1.34% absent the anticipated waivers described in notes (1) and (3) above.

* Annual Fund Operating Expenses are estimated based on average expenses expected to be incurred during the fiscal year ending November 30, 1998. During the course of this period, expenses may be more or less than the average amount shown.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder in the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Star Funds Information."

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. The Fund charges no redemption fees.

1 Year...................................................................... $ 9
3 Years..................................................................... $28

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING NOVEMBER 30, 1998.





STAR OHIO TAX-FREE MONEY MARKET FUND

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a- 7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 397 days or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal income tax (including alternative minimum tax) and the personal income taxes imposed by the State of Ohio and Ohio municipalities. In addition, the Fund will invest its assets so that, under normal circumstances, at least 65% of the value of its total assets will be invested in Ohio municipal securities which are exempt from federal regular income tax and Ohio state income tax. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in debt obligations issued by or on behalf of Ohio and its political subdivisions and financing authorities, and obligations of other states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal income tax (including alternative minimum tax) and the personal income taxes imposed by the State of Ohio and Ohio municipalities ("Ohio Municipal Securities"). Examples of Ohio Municipal Securities include, but are not limited to:

  . tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

  . bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

  . municipal commercial paper and other short-term notes;

  . variable rate demand notes;

  . municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and

  . participation, trust, and partnership interests in any of the foregoing obligations.

  VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

  PARTICIPATION INTERESTS. The Fund may purchase interests in Ohio Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Ohio Municipal Securities.

  MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are considered liquid. To the extent that restricted securities or municipal leases are found not to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.

The Fund or custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

REGULATORY COMPLIANCE. The Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in this prospectus and in the Fund's SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by a NRSRO, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund may only invest in the securities of other investment companies that are money market funds having investment objectives and policies similar to its own and primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies may incur certain expenses which may be duplicative of certain fees incurred by the Fund.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Ohio Municipal Securities is subject to the federal alternative minimum tax.

OHIO MUNICIPAL SECURITIES

Ohio Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Ohio Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Ohio Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Ohio Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Ohio Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Ohio Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Ohio Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Ohio Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Ohio Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. Due to these considerations, the Fund's concentration in Ohio Municipal Securities may entail a greater level of risk than other types of money market funds.

NON-DIVERSIFICATION. The Fund is a non-diversified portfolio of an investment company. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Fund may purchase an issue of municipal securities in its entirety.

The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, and cash items) which exceed 5% of the Fund's total assets shall not exceed 50% of the value of its total assets.

In addition, not more than 25% of its total assets will be invested in the securities of any one issuer, except government securities or securities of regulated investment companies.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

  . invest more than 10% of its net assets in illiquid securities, including restricted securities which the investment adviser believes cannot be sold within seven days, municipal leases not determined by the Trustees to be liquid, and repurchase agreements providing for settlement in more than seven days after notice.

STAR FUNDS INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.

INVESTMENT ADVISER. Investment decisions for the Funds are made by Star Bank, N.A., the Funds' investment adviser (the "Adviser" or "Star Bank"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from each Fund.

  ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.50% of Treasury Fund's average daily net assets and 0.55% of Tax-Free Money Market Fund's and Ohio Tax-Free Money Market Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse one or all of the Funds for certain operating expenses.

  ADVISER'S BACKGROUND. Star Bank, a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc Corporation. As of December 31, 1997, Star Bank had an asset base of $10.9 billion.

  Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $48.4 billion as of December 31, 1997.

  Star Bank has managed commingled funds since 1957. As of December 31, 1997, it manages two common trust funds and collective investment funds having a market value in excess of $60.9 million. Additionally, Star Bank has advised the portfolios of the Trust since 1989.

  As part of its regular banking operations, Star Bank may make loans to public companies. Thus, it may be possible from time to time for the Funds to hold or acquire the securities of issuers which are also lending clients of Star Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), C Shares of the Trust may pay to Federated Securities Corp. an amount computed at an annual rate of 0.25% of the average daily net asset value of shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan.

Federated Securities Corp. may from time to time, and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales and/or administrative services as agents for their clients or customers who beneficially own shares of the Funds.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

ADMINISTRATIVE ARRANGEMENTS. The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings associations) to provide administrative services. These administrative services include distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of the Funds' shares.

Brokers, dealers, and administrators will receive fees from the distributor based upon shares of each Fund owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. Any fees paid for these services by the distributor will be reimbursed by the Adviser. Payments made here are in addition to any payments made under the Funds' Rule 12b-1 Distribution Plan or Shareholder Services Plan.

SHAREHOLDER SERVICES AGREEMENT. Under the terms of the Shareholder Services Agreement with Star Bank, N.A., each Fund will pay Star Bank, N.A. up to 0.25% of average daily net assets for the period. For the foreseeable future, the Funds plan to limit the Shareholder Servicing fee to 0.05% of average daily net assets. The fee is to obtain certain services for shareholders and to maintain shareholder accounts.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate the Funds. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate of 0.12% of the average daily net assets of the Trust. The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may voluntarily waive a portion of its fee at any time. Under the terms of a Sub-Administration Agreement between Federated Administrative Services and Star Bank, N.A., Federated Administrative Services will pay to Star Bank, N.A., solely from the resources of Federated Administrative Services, a sub-administration fee at an annual rate of 0.04% of the average daily net assets of the Trust, for assisting Federated Administrative Services in rendering administrative services to the Trust.

CUSTODIAN. Star Bank, N.A. is the Funds' custodian for which it receives a fee of 0.025% of the average daily net assets. The fee is based on the level of each Funds' average net assets for the period, plus out-of-pocket expenses.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING
SERVICES. Star Bank, N.A. is transfer agent and dividend disbursing agent for the Funds. Federated Shareholder Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides certain accounting and recordkeeping services with respect to each Fund's portfolio investments.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Funds are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

EXPENSES OF THE FUNDS

Each Fund pays its own expenses and its allocable share of the Trust's expenses.

The Trust expenses for which holders of Fund shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise.

The Fund expenses for which shareholders of each Fund pay their allocable portion include, but are not limited to: investment advisory fees; taxes and commissions; custodian fees; insurance premiums; auditors' fees; transfer agent fees; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the SEC and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required; legal fees; Trustees' fees; and such non-recurring and extraordinary items as may arise.

In addition, the Trustees reserve the right to allocate certain expenses between classes of shares of a Fund as they deem appropriate ("class expenses"). In any case, class expenses would be limited to: distribution fees; transfer agent fees; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the SEC and registration fees paid to state securities commissions; expenses related to administrative personnel and services as required to support holders of shares; legal fees, and Trustees' fees.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Funds attempt to stabilize the net asset value of their shares at $1.00 by valuing the portfolio securities using the amortized cost method. It is determined by subtracting total liabilities of the Fund from the Fund's total assets and dividing the remainder by the number of the Fund's shares outstanding. The Funds cannot guarantee that their net asset value will always remain at $1.00 per share.

INVESTING IN THE FUNDS
-------------------------------------------------------------------------------

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in a Fund by an investor is $1,000 ($25 for Star Bank Connections Group Banking customers and Star Bank employees and members of their immediate family and for participants in the Star Bank Student Finance 101 Program who establish a systematic investment program and $500 for Education IRA customers). Subsequent investments may be in any amounts. For customers of Star Bank, an institutional investor's minimum investment will be calculated by combining all mutual fund accounts it maintains with Star Bank and invests with a Fund. Accounts established through a Shareholder Service Organization may be subject to a smaller minimum investment. (See "Shareholder Service Organizations.") Shareholders purchasing through sweep accounts should refer to their sweep agreement or other account agreement for required investment minimums.

WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by any of the Funds.

The net asset value for each Fund except Treasury Fund is determined at 12:00 noon on the New York Stock Exchange, Monday through Friday, except on: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value for Treasury Fund is determined at 2:00 p.m. (Eastern time).

SHARE PURCHASES
-------------------------------------------------------------------------------

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business. A customer of Star Bank may purchase shares of a Fund through Star Bank. In connection with the sale of Fund shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.

PURCHASING THROUGH STAR BANK. To place an order to purchase shares of a Fund, a customer of Star Bank may telephone Star Bank at 1-800-677-FUND or place the order in person.

Payment may be made to Star Bank either by check or federal funds. Orders are considered received after payment by check is converted into federal funds and received by Star Bank. When payment is made with federal funds, the order is considered received when federal funds are received by Star Bank. Purchase orders for each Fund except Treasury Fund must be telephoned to Star Bank by 10:30 a.m. (Eastern time) and payment by federal funds must be received by Star Bank before 3:00 p.m. (Eastern time) on the same day as the order to earn dividends for that day. Purchase orders for Treasury Fund must be telephoned to Star Bank by 2:00 p.m. (Eastern time). Shares cannot be purchased on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers.

PURCHASING THROUGH SHAREHOLDER SERVICE ORGANIZATIONS. To purchase shares of the Funds for an investor, the relevant Shareholder Service Organization, as defined below, must open an account by calling Star Bank at 1-800-677-FUND. Information needed to establish the account will be taken over the telephone. The Funds reserve the right to reject any purchase request.

PURCHASING VIA A SWEEP ACCOUNT. If you are investing in any of the Funds as part of a sweep program, automatic purchases and redemptions will be made by Star Bank or by the relevant Shareholder Service Organization on your behalf pursuant to your sweep or other account agreement. You should refer to your sweep or other account agreement for information on the frequency of automatic purchases and redemptions and statement and confirmation schedules.

SHAREHOLDER SERVICE ORGANIZATIONS

"Shareholder Service Organizations" are non-affiliated banks and broker/dealers who provide certain support and/or distribution services to their customers who are the beneficial owners of the Funds' shares. The services provided by Shareholder Service Organizations are fully discussed in the account agreement between the Shareholder Service Organization and its customers but generally include assisting customers in processing purchase, exchange, and redemption requests.

Shareholder Service Organizations are responsible for prompt transmission of orders. These Service Organizations are the record owners of the shares of the Funds. Shareholder Service Organizations may charge their customers for services relating to their investment in the Funds. This prospectus should, therefore, be read together with any account agreement between the customer and the Shareholder Service Organization with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Star Bank maintains a share account for each shareholder of record. Share certificates are not issued.

Monthly confirmations are sent to report transactions such as purchases and redemptions, as well as dividends, paid during the month.

Since any Shareholder Service Organization will maintain a master account with the Funds, investors purchasing through those institutions will not receive confirmations from Star Bank. Confirmations will be mailed by the relevant Shareholder Service Organization.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested in additional shares of the Fund on payment dates unless cash payments are requested by writing to the Fund or Star Bank, as appropriate. Share purchase settlements received by Star Bank before 3:00 p.m. (Eastern time) earn dividends that day.

Shareholders investing in any of the Funds through a Shareholder Service Organization should consult their account agreement with their Shareholder Service Organization concerning any applicable dividend payment options.

CAPITAL GAINS

If any of the Funds experience capital gains, it could result in an increase in dividends for that Fund. Capital losses could result in a decrease in dividends for that Fund. If for some extraordinary reason any of the Funds realize net long-term capital gains, that Fund will distribute them at least once every 12 months.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

All shareholders of the Funds are shareholders of the Star Funds. Star Funds currently consist of the following Funds:

                     Star International Equity Fund

                     Star Capital Appreciation Fund

                     Star Growth Equity Fund

                     Star Relative Value Fund

                     Star Market Capitalization Fund

                     The Stellar Fund

                     Star Strategic Income Fund

                     Star U.S. Government Income Fund

                     The Stellar Insured Tax-Free Bond Fund

                     Star Treasury Fund

                     Star Tax-Free Money Market Fund

                     Star Ohio Tax-Free Money Market Fund

Through a telephone exchange program, shareholders can exchange shares of the money market funds for shares of the other Star Funds.

In addition, shares of a money market fund may also be exchanged for certain other funds distributed by Federated Securities Corp. that are not advised by Star Bank, N.A. ("Federated Funds"). For further information on the availability of Federated Funds for exchanges, please call Star Bank, N.A. at the telephone number listed on the front cover. Shareholders investing through a sweep account may not exercise this privilege.

Shares of a Star Money Market Fund may be exchanged for shares of another Star Money Market Fund at net asset value. Shares of a Star money market fund may be exchanged for A Shares of another Star Fund at net asset value plus the applicable front-end sales charge of the fund into which the shares are to be exchanged. Shares of a Star Money Market Fund may be exchanged for B Shares of another Star Fund at net asset value. However, if the shareholder redeems the B Shares within five years of the original purchase, a contingent deferred sales charge ("CDSC") will be imposed. For purposes of computing the CDSC, the length of time the shareholder has owned the shares to be redeemed will be measured from the date of original purchase and will not be affected by the exchange.

Shareholders who exercise the exchange privilege must exchange shares having a net asset value of at least $1,000. Accounts established through a Shareholder Service Organization may be subject to a smaller minimum exchange investment, and shareholders should consult their account agreement with their Shareholder Service Organization for information and procedures on effecting exchanges. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the Fund into which an exchange is to be effected.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value.

Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling Star Bank at 1-800-677-FUND.

EXCHANGE BY TELEPHONE. Instructions for exchange between funds which are part of the Star Funds may be given by telephone to Star Bank at 1-800-677-FUND or to the distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded.

Telephone exchange instructions must be received before 3:00 p.m. (Eastern time) for shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders of the Funds may have difficulty in making exchanges by telephone through brokers, banks, or other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker, bank, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES
-------------------------------------------------------------------------------

The Funds redeem shares at their net asset value next determined after Star Funds receives the redemption request. A CDSC will be imposed only in those circumstances in which the shares of the Fund being redeemed were acquired in exchange for B Shares of another Star Fund. A description of the CDSC is contained in the prospectus relating to the Star Funds which charge a CDSC. Redemptions will be made on days on which the Funds compute their net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Requests for redemption can be made in person or by telephone through Star Bank.

Shareholders establishing accounts through a Shareholder Service Organization should consult their account agreement for information on redeeming shares.

Your financial institution may charge a liquidation fee in connection with closing a retirement account.

REDEMPTION BY TELEPHONE A shareholder who is a customer of Star Bank may redeem shares of a Fund by telephoning Star Bank at 1-800-677-FUND. The minimum amount that may be redeemed in this manner is $250. Redemption requests given by telephone may be electronically recorded. For calls received by Star Bank before 10:30 a.m. (Eastern time) (or 2:00 p.m. (Eastern time) with respect to the Treasury Fund), proceeds will normally be wired the same day to the shareholder's account at Star Bank or a check will be sent to the address of record. Those shares will not be entitled to the dividend declared that day. For calls received by Star Bank after 10:30 a.m. (Eastern time) (or 2:00 p.m. (Eastern time) with respect to the Treasury Fund), proceeds will normally be wired or a check mailed the following business day. Those shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be wired or a check mailed more than seven days after a proper request for redemption has been received. If at any time any or all of the Funds shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting any of the Funds to accept telephone requests must first be completed. Authorization forms and information on this service are available from Star Bank.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

AUTOMATIC REDEMPTIONS. Shareholders investing through a sweep account may be subject to automatic redemptions when their relevant deposit account falls below the required minimum. Shareholders should refer to their sweep agreement for details.

CHECKWRITING PRIVILEGE

You can redeem shares of the Funds by writing a check in the amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form, which you can obtain from Star Funds. The Fund will then provide you with the checks. Your check is treated as a redemption order for Fund shares equal to the amount of the check. A check for an amount in excess of your available Fund account balance will be returned marked "insufficient funds." Shares purchased by check or through Automated Clearing House (ACH) cannot be redeemed for 7 days. Checks written on these shares will be returned and marked "uncollected funds." Checks cannot be used to close your Fund account balance.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Shareholders establishing accounts through a Shareholder Service Organization should consult their account agreement for information regarding accounts with low balances. Shareholders who purchase shares via a sweep account are not subject to an investment minimum.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each fund in the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shareholders of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or a Fund's operation and for the election of Trustees under certain circumstances. As of February 20, 1998, Star Bank, N.A., Cincinnati, Ohio, acting in various capacities for numerous accounts, was the owner of record of approximately 95.31% of the Y Shares of the Treasury Fund; 99.21% of the C Shares of the Treasury Fund; 99.79% of the C Shares of the Tax-Free Money Market Fund; and 99.81% of the C Shares of the Ohio Tax-Free Money Market Fund, and therefore, may, for certain purposes, be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of each Fund's shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or bank or non-bank affiliate from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Some entities providing services to the Trust are subject to such banking laws and regulations. They believe, based on the advice of counsel, that they may perform those services for the Funds contemplated by any agreement entered into with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that Fund shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because they expect to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Funds will each be treated as a single, separate entity for federal income tax purposes so that income (including capital gains, if any) and losses realized by one Fund will not be combined for tax purposes with those realized by the other Funds.

Unless otherwise exempt, shareholders of Treasury Fund are required to pay federal income tax on any dividends and other distributions, including capital gains distributions (if any), received. This applies whether dividends and distributions are received in cash or as additional shares. The Funds will provide detailed tax information for reporting purposes.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

TAX-FREE MONEY MARKET FUND AND OHIO TAX-FREE MONEY MARKET FUND--ADDITIONAL TAX INFORMATION

Shareholders of Tax-Free Money Market Fund and Ohio Tax-Free Money Market Fund are not required to pay the federal regular income tax on any dividends received from a Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal bonds are included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the adjusted gross income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. Tax-Free Money Market Fund may purchase all types of municipal bonds, including "private activity" bonds. Thus, while the Fund has no present intention of purchasing any private activity bonds, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, all dividends of the Tax-Free Money Market Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally include the full amount of any Fund dividend and alternative minimum taxable income does not include the portion of the Fund's dividends attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of Tax-Free Money Market Fund and Ohio Tax-Free Money Market Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

OHIO TAX-FREE MONEY MARKET FUND. Income from the Fund is not necessarily free from taxes in states other than Ohio. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OHIO TAXES. Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio income taxes to the extent that such distributions qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest on obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) interest or dividends from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States which is exempt from state income tax under federal laws. Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Ohio individual income taxes.

Distributions made by the Fund will not be subject to Ohio corporate franchise tax to the extent that such distributions qualify as exempt interest dividends under the Internal Revenue Code, and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax or (ii) net interest income from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States which is exempt from state income tax under federal laws.

Exempt-interest dividends that represent interest from obligations held by the Fund which are issued by Ohio or its political subdivisions will be exempt from any Ohio municipal income tax (even if the municipality is permitted under Ohio laws to levy a tax on intangible income).

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue and shareholders are urged to consult their own tax advisers.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Money Market Funds advertise yield, effective yield and total return. In addition, Tax-Free Money Market Fund and Ohio Tax-Free Money Market Fund may advertise tax-equivalent yield.

The yield of a Fund represents the annualized rate of income earned on an investment in the Fund over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

For the Tax-Free Money Market Fund and Ohio Tax-Free Money Market Fund, the tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Where a Fund has both C Shares and Y Shares, yield, effective yield and total return will be calculated separately for Y Shares and C Shares. Because C Shares are subject to 12b-1 fees, the yield, effective yield and total return for Y Shares, for the same period, will exceed that of C Shares.

From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare a Fund's performance to certain indices.





ADDRESSES
--------------------------------------------------------------------------------

               Star Treasury Fund
               Star Tax-Free Money Market Fund            5800 Corporate Drive
               Star Ohio Tax-Free Money Market Fund       Pittsburgh, Pennsylvania 15237-7010
---------------------------------------------------------------------------------------------
Distributor
               Federated Securities Corp.                 Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------
Investment Adviser
               Star Bank, N.A.                            425 Walnut Street
                                                          Cincinnati, Ohio 45202
---------------------------------------------------------------------------------------------
Custodian
               Star Bank, N.A.                            425 Walnut Street
                                                          Cincinnati, Ohio 45202
---------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent,
               Star Bank, N.A.                            425 Walnut Street
                                                          Cincinnati, Ohio 45202
---------------------------------------------------------------------------------------------
Portfolio Accounting Services
               Federated Services Company                 Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------
Independent Public Accountants
               Arthur Andersen LLP                        2100 One PPG Place
                                                          Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------



Cusip 854911302
Cusip 854911104
Cusip 854911849
Cusip 854911781

2010907A (3/98)
6002TR

                          --------------------------
                               STAR BANK, N.A.
                              Investment Adviser
                          --------------------------
                          FEDERATED SECURITIES CORP.
                                 Distributor
                          --------------------------





STAR OHIO TAX-FREE MONEY MARKET FUND

(A PORTFOLIO OF THE STAR FUNDS)

C Shares
Supplement to Statement of Additional Information dated March 31, 1998

A. Please delete the section entitled "Fund Ownership" on page 6 and replace it with the following: "Fund Ownership Officers and Directors own less than 1% of the Fund's outstanding Shares.
    As of May 1, 1998, the following shareholder of record owned 5% or more of the C Shares of the Fund: Firstcinco, Cincinnati, OH, acting in various capacities for numerous accounts, owned approximately 33,246,859 Shares (99.75%)."

C. Please insert the following as the second paragraph under the section entitled "Advisory Fees" on page 7:

     "For the period from December 2, 1997 (date of initial public investment) to March 31, 1998, Star Bank earned advisory fees of $56,539, of which $41,119 were waived."

D. Please insert the following as the last sentence of the second paragraph under the section entitled "Brokerage Transactions" on page 7: "During the period from December 2, 1997 (date of initial public investment) to March 31, 1998, the Fund paid no brokerage commissions on brokerage transactions."

E. Please insert the following as the last sentence of the paragraph under the section entitled "Administrative Services" on page 8: "For the period from December 2, 1997 (date of initial public investment) to March 31, 1998, the Fund incurred costs for administrative services of $16,148, of which $12,033 were waived."

F. Please insert the following as the second paragraph under the section entitled "Shareholder Services Plan" on page 8:
    "For the period from December 2, 1997 (date of initial public investment) to March 31, 1997, payments were made pursuant to the Shareholder Services Plan in the amount of $5,140."

G. Please insert the following as the third paragraph under the section entitled "Yield" on page 11: "The Fund's yield for C Shares for the seven-day period ended March 31, 1998 was 2.82%."

H. Please insert the following as the second paragraph under the section entitled "Tax-Equivalent Yield" on page 12: "The Fund's Tax-Equivalent yield for C Shares for the thirty-day period ended March 31, 1998 was 4.09%."

                                                                    May 31, 1998

    STAR BANK, N.A.
    INVESTMENT ADVISER

    FEDERATED SECURITIES CORP.
    Distributor

    Cusip 854911781
    G00950-12 (5/98)






                      Star Ohio Tax-Free Money Market Fund
                                    C Shares

                         (A Portfolio of the Star Funds)

                       Statement of Additional Information










    This Statement of Additional Information should be read with the prospectus of the Star Ohio Tax-Free Money Market Fund dated March 31, 1998. This Statement is not a prospectus itself. To receive a copy of the prospectus, write to Star Ohio Tax-Free Money Market Fund (the "Fund") or call 1-800-677-FUND.

    Star Funds
    5800 Corporate Drive
    Pittsburgh, Pennsylvania 15237-7010
                                                  Statement dated March 31, 1998





























                                             Star Bank, N.A.
                                           Investment Adviser
                                       Federated Securities Corp.
                                               Distributor

                                                                           I
Table of Contents

General Information About the Fund     11

Investment Objective and Policies      11
  Acceptable Investments               11
  Participation Interests              11
  Municipal Leases                     11
  Ratings                              11
  When-Issued and Delayed Delivery Transactions                       22
  Credit Enhancement                   22
  Temporary Investments                22

Ohio Investment Risks                  22

Investment Limitations                 33
  Concentration of Investments         44

Star Funds Management                  44
  Fund Ownership                       66
  Trustees' Compensation               77
  Trustee Liability                    77

Investment Advisory Services           77
  Adviser to the Fund                  77
  Advisory Fees                        77

Brokerage Transactions                 77

Administrative Services                88

Custodian                              88

Purchasing Shares                      88
  Distribution Plan                    88
  Shareholder Services Plan            88
  Administrative Arrangements          99
  Conversion to Federal Funds          99



Determining Net Asset Value            99
  Use of the Amortized Cost Method     99
  Exchanging Securities for Fund Shares1010

Exchange Privilege                     1010
  Requirements for Exchange            1010
  Making an Exchange                   1010

Redeeming Shares                       1010
  Redemption in Kind                   1010
  Massachusetts Partnership Law        1111

Tax Status                             1111
  The Fund's Tax Status                1111

Yield                                  1111

Tax-Equivalent Yield                   1212

Effective Yield                        1313

Total Return                           1313

Performance Comparisons                1414
  Economic and Market Information      1414

Appendix                               1515

General Information About the Fund

The Fund is an investment portfolio of the Star Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. On May 1, 1993, the Board of Trustees (the "Trustees") approved changing the name of the Trust, effective May 1, 1993, from Losantiville Funds to Star Funds. Shares of the Fund are offered in one class: C Shares ("Shares"). Investment Objective and Policies

The Fund's investment objective is to provide current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal. The investment objective cannot be changed without the approval of shareholders. Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Acceptable Investments

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

Participation Interests

The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.

Municipal Leases

The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

Ratings

The securities in which the Fund is permitted to invest are rated in the highest short-term rating category by one or more nationally recognized securities rating organization ("NRSRO"). A NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered to be rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category. Additionally, the Fund may purchase unrated securities which are determined to be of comparable quality of securities rated in the highest short-term rating category by NRSROs and which are otherwise eligible for purchase by the Fund. The Fund may also purchase bonds which have no short-term ratings but which have long-term ratings by NRSROs in the two highest ratings categories. The Fund has the ability but no present intention of investing in Municipal Securities that are rated MIG2 or VMIG2 by Moody's, F-2 by Fitch, or A-2 or SP-2 by S&P and tax-exempt commercial paper that is rated P-2 by Moody's, A-2 by S&P, or F-2 by Fitch, or securities which are not rated but are deemed to be of comparable quality. Shareholders of the Fund will be notified should the Fund decide to invest in these securities.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price and yield for the Fund.
The Fund may also sell securities on a delayed delivery basis with settlement taking place more than five days after the sale as a normal form of portfolio transaction. It is the investment adviser's experience that it is not unusual in the municipal securities market for settlement periods to be slightly longer than this period. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets. Credit Enhancement

The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer.

Temporary Investments

The Fund may also invest in high-quality temporary investments from time to time for temporary defensive purposes.
From time to time, such as when suitable Ohio Municipal Securities are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Ohio Municipal Securities and thereby reduce the Fund's yield. This policy may, from time to time, result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect net asset value or yield. The investment adviser does not anticipate that portfolio turnover will result in adverse tax consequences to the Fund. Ohio Investment Risks

The Fund invests in obligations of Ohio (the "State") issuers which result in the Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a brief summary of the prevailing economic conditions and general summary of the State's financial condition. This information is based on official statements relating to securities that are believed to be reliable but should not be considered as a complete description of all relevant information.

The Ohio economy is largely composed of manufacturing which is concentrated in the automobile sector and other durable goods. The exposure to these industries, particularly the auto sector, leaves the State vulnerable to an economic slowdown associated with business cycles. The State has diversified its economy somewhat over the past decade with services and trade composing roughly 50% of the economy. Unemployment in Ohio over the past two years has been below the national average, but population growth, as in many great lakes states, has been stagnant.

The State fully depleted the budget stabilization fund that exceeded $300 million, to achieve balanced budgets as a result of the most recent recession. The State acted promptly in addressing the fall in revenue with an expansion of the sales tax and cuts in appropriations. As a result of prudent financial management, the State restored the budget stabilization fund in fiscal 1993. Strong performance in fiscal 1994, 1995 and 1996 resulted in reserve levels that are well above the levels of 1990. Ohio's budget stabilization fund is now above $828 million.

The overall condition of the State is further demonstrated by its debt ratings. Ohio, rated Aaa by Moody's Investors Service, Inc. in the 1970's, was downgraded to Aa in 1979 . Moody's recently revised Ohio's rating upward to Aa1 in September of 1996. Standard & Poor's first rated the State in 1984 at AA; that rating was also upgraded to AA+ in October of 1996.

The Fund's concentration in securities issued by the State and its political subdivisions provides a greater level of risk than a fund whose assets are diversified across numerous states and municipal issuers. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the State; and the underlying fiscal condition of the State, its counties, and its municipalities.

Investment Limitations

   Selling Short and Buying on Margin

      The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
   Issuing Senior Securities and Borrowing Money

      The Fund will not issue senior securities except that the Fund may borrow money directly in amounts up to one-third of the value of its total assets including the amount borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
   Restricted Securities

      The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933 except for certain restricted securities which meet criteria for liquidity as established by the Trustees.
   Pledging Assets

      The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.
   Investing in Commodities

      The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.
   Investing in Real Estate

      The Fund will not purchase or sell real estate including limited partnership interests, although it may invest in securities secured by real estate or interests in real estate.
   Underwriting

      The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
   Lending Cash or Securities

      The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by its investment objective, policies, and limitations or Declaration of Trust.
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
   Investing in Illiquid Securities

      The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities and municipal leases not determined by the Trustees to be liquid.
   Investing in Securities of Other Investment Companies

      The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will not purchase or acquire any security issued by a registered closed- end investment company if, immediately after the purchase or acquisition, 10% or more of the voting securities of the closed-end investment company would be owned by the Fund and other investment companies having the same adviser and companies controlled by these investment companies. The Fund will purchase securities of closed-end investment companies only in open- market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies may incur certain expenses which may be duplicative of certain fees incurred by the Fund.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Concentration of Investments

The Fund will not purchase securities if, as a result of such purchase, more than 25% of the value of the Fund's assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest more than 25% of the value of its assets in debt obligations issued by or on behalf of Ohio and its political subdivisions and financing authorities, cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements . The Fund may invest more than 25% of the value of its assets in tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality. If the value of Fund assets invested in the securities of a governmental subdivision changes because of changing values, the Fund will not be required to make any reduction in its holdings. Star Funds Management

Officers and Trustees are listed with their addresses, birthdates, present positions with the Star Funds, and principal occupations. Except as listed below, none of the Trustees or officers are affiliated with Star Bank, N.A., Federated Investors, Federated Securities Corp., Federated Services Company, Federated Administrative Services, or the Funds (as defined below). Thomas L. Conlan, Jr.* 2884 Lengel Road Cincinnati, Ohio 45244 Birthdate: May 20, 1938

Trustee

President and Chief Executive Officer, The Student Loan Funding Corporation and SLFC, Inc., Cincinnati, Ohio.

Edward C. Gonzales **
Federated Investors Tower
Pittsburgh, Pennsylvania  15222
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Alfred Gottschalk, Ph.D.
2401 Ingleside Avenue
Cincinnati, Ohio 45206
Birthdate:  March 7, 1930

Trustee

Chancellor (since January 1996), Professor and President (1971-1995), Hebrew Union College--Jewish Institute of Religion, Cincinnati, Ohio.

Robert J. Hill, D.O.
8373 Deer Path Lane
West Chester, Ohio 45069
Birthdate:  January 13, 1959

Trustee

Physician, President of the Orthopaedic and Sports Medicine Institute, Inc., Cincinnati, Ohio, and Wellington Orthopaedics, Cincinnati, Ohio, since April, 1994, and, prior thereto, Fellow Physician, the Cleveland Clinic Foundation, Resident Physician, Michigan State University.

Dawn M. Hornback,
700 Walnut Street
Suite 450
Cincinnati, Ohio  45202
Birthdate:  September 12, 1963

Trustee

Founder, President and Chief Executive Officer of Observatory Group, Inc. Observatory Group, Inc., is a marketing communications firm specializing in the commercial, medical and educational fields.

Lawrence M. Turner
1014 Vine St.
Cincinnati, Ohio  45202
Birthdate:  March 23, 1947

Trustee

Vice President and Treasurer of the Kroger Company. At the Kroger Company, he is responsible for corporate finance, treasury, capital management, pension investment and investor relations.

William H. Zimmer III
2684 Devils Backbone Road
Cincinnati, Ohio 45233
Birthdate:  December 19, 1953

Trustee

Corporate Vice President (November, 1997 to present) and Treasurer (1991 to present), Secretary (1988-November, 1997) and Assistant Treasurer (1988-1991), Cincinnati Bell Inc.

Joseph S. Machi
Federated Investors Tower
Pittsburgh, Pennsylvania  15222
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Director, Private Label Management, Federated Investors; Vice President and Assistant Treasurer of certain funds for which Federated Securities Corp. is the principal distributor.

C. Grant Anderson
Federated Investors Tower
Pittsburgh, Pennsylvania  15222
Birthdate:  November 6, 1940

Secretary

Corporate Counsel, Federated Investors.

* This Trustee is deemed to be an "interested person," as defined in the Investment Company Act of 1940, of the Trust by virtue of his business relationship with the Fund's investment adviser, and certain of its affiliates. The Student Loan Funding Corporation and SLFC, Inc., of which Mr. Conlan is President and Chief Executive Officer, purchase student loans from various financial institutions, including the Fund's investment adviser and its affiliates. In addition, the Fund's investment adviser extends credit from time to time to Student Loan Funding Corporation and SLFC, Inc. to finance their operations. ** This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash
Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; WCT Funds; and World Investment Series, Inc. Fund Ownership

Officers and Trustees own less than 1% of the Fund's outstanding Shares.
As of February 20, 1998, the following shareholder of record owned 5% or more of the Shares of the Fund: Star Bank, N.A., Cincinnati, OH, owned approximately 30,436,323 Shares (99.81%).

Trustees' Compensation

          NAME ,                                                 AGGREGATE
POSITION WITH              COMPENSATION FROM TRUST*#
          TRUST

Thomas L. Conlan, Jr., **           $0
Trustee
Edward C. Gonzales,**               $0
President, Treasurer and Trustee
Dr. Alfred Gottschalk,              $7,000
Trustee
Dr. Robert J. Hill,                 $7,500
Trustee

Dawn M. Hornback,       $5,250
Trustee
Lawrence M. Turner,     $5,250
Trustee
William H. Zimmer, III,             $7,500
Trustee
* Information is furnished for the fiscal year ended November 30, 1997.
# The aggregate compensation is provided for the Trust, which is comprised of twelve portfolios.
** This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
Trustee Liability

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. Investment Advisory Services

Adviser to the Fund

The Fund's investment adviser is Star Bank, N.A. ("Star Bank" or "Adviser"). Star Bank is a wholly-owned subsidiary of StarBanc Corporation. Star Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. Because of the internal controls maintained by Star Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Star Bank's or its affiliates' lending relationships with an issuer. Advisory Fees

For its advisory services, Star Bank receives an annual investment advisory fee as described in the prospectus.
Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. Administrative Services

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus.
Custodian

Star Bank is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Star Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025% of the Fund's average daily net assets. Purchasing Shares

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve wire system are open for business. The minimum initial investment in the Fund by an investor is $1,000. The minimum initial investment may be waived from time to time for employees and retired employees of Star Bank, N.A., and for members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. The procedure for purchasing Shares of the Fund is explained in the prospectus under "Investing in the Funds." Distribution Plan

With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services. The Trustees expect that the adoption of the Plan will result in the sale of sufficient number of Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective. The Ohio Tax-Free Money Market Fund is not currently making payments under the Plan, nor does it anticipate doing so in the future. Shareholder Services Plan

This arrangement permits the payment of fees to Star Bank, N.A. and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. Administrative Arrangements

The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request. Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds. Exchanging Securities for Fund Shares

Determining Net Asset Value

The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus. Use of the Amortized Cost Method

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions of Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
   Monitoring Procedures

      The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
   Investment Restrictions

      The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organization. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.
The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on Shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. Exchanging Securities for Fund Shares

The Fund may accept securities in exchange for Fund Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and its Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must not be subject to restrictions on resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund Shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

Exchange Privilege

Requirements for Exchange

Shareholders using the exchange privilege must exchange Shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling Star Bank at the number on the cover of this Statement. Making an Exchange

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
Redeeming Shares

The Fund redeems Shares at the next computed net asset value after Star Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption in Kind

Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from the Fund's portfolio. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable. The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the class' net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets. Tax Status

The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
      o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; o invest in securities within certain statutory limits; and o distribute to its shareholders at least 90% of its net income earned during the year.
   Capital Gains

      Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
Yield

The Fund calculates its yield daily based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
      o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased Shares;
      o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
      o  multiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in C Shares, the performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield

The tax-equivalent yield of C Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that C Shares would have had to earn to equal its actual yield, assuming a 31% tax rate and assuming that income is 100% tax-exempt.
                        TAXABLE YIELD EQUIVALENT FOR 1998
                          STATE OF OHIO
      FEDERAL TAX BRACKET:
                  15.00%    28.00%       31.00%        36.00%        39.60%

      COMBINED FEDERAL AND STATE TAX BRACKET:
                  19.279%   32.933%      37.624%       43.201%       46.801%

      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER
      RETURN      25,350    61,400       128,100       278,450      $278,450

TAX-EXEMPT
YIELD                         TAXABLE YIELD EQUIVALENT

        1.50%      1.86%     2.24%       2.40%         2.64%         2.82%
        2.00%      2.48%     2.98%       3.21%         3.522%        3.76%
        2.50%      3.10%     3.73%       4.01%         4.40%         4.70%
        3.00%      3.72%     4.47%       4.81%         5.28%         5.64%
        3.50%      4.34%     5.22%       5.61%         6.16%         6.58%
        4.00%      4.96%     5.96%       6.41%         7.04%         7.52%
        4.50%      5.57%     6.71%       7.21%         7.92%         8.46%
        5.00%      6.19%     7.46%       8.02%         8.80%         9.40%
        5.50%      6.81%     8.20%       8.82%         9.68%        10.34%
        6.00%      7.43%     8.95%       9.62%        10.56%        11.28%
      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                        TAXABLE YIELD EQUIVALENT FOR 1998

                          STATE OF OHIO
      FEDERAL TAX BRACKET:
                  15.00%    28.00%       31.00%        36.00%        39.60%
      COMBINED FEDERAL AND STATE TAX BRACKET:
                  19.993%   34.624%      37.624%       43.201%       46.801%

      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER
      RETURN      42,350    102,300      155,950       278,450      $278,450

TAX-EXEMPT
YIELD                         TAXABLE YIELD EQUIVALENT

        1.50%      1.87%     2.29%       2.40%         2.64%         2.82%
        2.00%      2.50%     3.06%       3.21%         3.52%         3.76%
        2.50%      3.12%     3.82%       4.01%         4.40%         4.70%
        3.00%      3.75%     4.59%       4.81%         5.28%         5.64%
        3.50%      4.37%     5.35%       5.61%         6.16%         6.58%
        4.00%      5.00%     6.12%       6.41%         7.04%         7.52%
        4.50%      5.62%     6.88%       7.21%         7.92%         8.46%
        5.00%      6.25%     7.66%       8.02%         8.80%         9.40%
        5.50%      6.87%     8.41%       8.82%         9.68%        10.34%
        6.00%      7.50%     9.18%       9.62%        10.56%        11.28%
      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The charts above is for illustrative purposes only. It is not an indicator of past or future performance of Fund Shares. Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
Effective Yield

The Fund's effective yield for C Shares is computed by compounding the unannualized base period return by: oadding 1 to the base period return; oraising the sum to the 365/7th power; and osubtracting 1 from the result.
Total Return

Average annual total return for C Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional Shares, assuming the monthly reinvestment of all dividends and distributions.

Performance Comparisons

The performance of C Shares depends upon such variables as: oportfolio quality; oaverage portfolio maturity; otype of instruments in which the portfolio is invested; ochanges in interest rates on money market instruments; ochanges in Fund expenses; and othe relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of C Shares' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
      oLipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "tax-free money market funds" category in advertising and sales literature. oSalomon Brothers Six-Month Prime Muni Notes is an index of selected municipal notes, maturing in six months, whose yields are chosen as representative of this market. Calculations are made weekly and monthly. oSalomon Brothers One-Month Tax-Exempt Commercial Paper is an index of selected tax-exempt commercial paper issues, maturing in one month, whose yields are chosen as representative of this particular market. Calculations are made weekly and monthly. Ehrlich-Bober & Co., Inc., also tracks this Salomon Brothers index. oMoney, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature. Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time. oDonoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12 month-to-date investment results for the same money funds.
Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, C Shares can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

Appendix

Standard & Poor's

Short-Term Municipal Obligation Ratings

A - S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 - Satisfactory capacity to pay principal and interest.
Variable Rate Demand Notes (VRDN's) and Tender Option Bonds (TOB's) Ratings

Standard & Poor's Ratings Group ("S&P") assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.) Commercial Paper (CP) Ratings

A- S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. A-1
- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Long-Term Debt Ratings

AAA - Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA - Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Moody's Investors Service, Inc.

Short-Term Municipal Obligation Ratings

Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below)).
The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated. MIG1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group. Variable Rate Demand Notes (VRDNS) and Tender Option Bonds (TOBS) Ratings

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.

In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating. Commercial Paper (CP) Ratings

P-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity. P-2 - Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Long-Term Debt Ratings

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. NR - Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1. NR(1)- The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "Aaa" by Moody's. NR(2)- The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "Aa" by Moody's. NR(3)- The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.














    CUSIP 854911781
    G00522-16  (3/98)



PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

            (a)   Filed in Part A.
            (b)   Exhibits:
    (1)   Conformed copy of Declaration of Trust of the Registrant; (15)
  (i)     Conformed copy of Amendment No. 1 to Declaration of Trust; (2)
  (ii)    Conformed copy of Amendment No. 2 to Declaration of Trust (2)
  (iii)   Conformed copy of Amendment No. 3 to Declaration of Trust; (2)
  (iv)    Conformed copy of Amendment No. 4 to Declaration of Trust; (4)
  (v)     Conformed copy of Amendment No. 5 to Declaration of Trust; (12)
  (vi)    Conformed copy of Amendment No. 6 to Declaration of Trust; (12)
  (vii)   Conformed copy of Amendment No. 7 to Declaration of Trust; (12)
  (viii)  Conformed copy of Amendment No. 8 to Declaration of Trust (15)
  (ix)    Conformed copy of Amendment No. 9 to Declaration of Trust; (15)
  (x)     Conformed copy of Amendment No. 10 to Declaration of Trust; (15)
  (xi)    Conformed copy of Amendment No. 11 to Declaration of Trust; (15)
  (xii)   Conformed copy of Amendment No. 12 to Declaration of Trust; (18)
  (xiii)  Conformed copy of Amendment No. 13 to Declaration of Trust; (19)
  (xiv)   Conformed copy of Amendment No. 14 to Declaration of Trust; (19)
  (xv)    Conformed Copy of Amendment No. 15 to Declaration of Trust; (25)
  (xiv)   Conformed Copy of Amendment No. 16 to Declaration of Trust; (25)

+ All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 to the Registration Statement on Form N-1A filed April 10, 1989. (File Nos. 33-26915 and 811-5762)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed December 6, 1989. (File Nos. 33-26915 and 811-5762)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed January 29, 1992. (File Nos. 33-26915 and 811-5762)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-26915 and 811-5762)

18. Response is incorporated by reference to Registrant's Post-Amendment No. 22 to the Registration Statement on Form N-1A filed March 17, 1994. (File Nos. 33-26915 and 811-5762)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed May 13, 1994. (File Nos. 33-26915 and 811-5762)

25. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 32 to the Registration Statement on Form N-1A filed January 24, 1996. (File Nos. 33-26915 and 811-5762)

 (2)   Copy of By-Laws of the Registrant; (1)
 (3)   Not applicable;
 (4)   Not applicable;
 (5)   Conformed copy of Investment Advisory Contract between Losantiville
       Funds and Star Bank, N.A. through and including Exhibit
       G; (13)
       (i)    Conformed copy of Exhibit H to Investment Advisory Contract of the
              Registrant; (19)
       (ii)   Conformed copy of Exhibit I to Investment Advisory Contract of the
              Registrant; (20)
       (iii)  Conformed copy of Exhibit J to Investment Advisory Contract of the
              Registrant; (21)
       (iv)   Conformed copy of Exhibit K to Investment Advisory Contract of the
              Registrant (27);
       (v)    Conformed copy of Exhibit L to Investment Advisory Contract of the
              Registrant; (29)
       (vi)   Conformed Copy of Exhibit M to Investment Advisory Contract of the
              Registrant; (29)
       (vii)  Conformed copy of Exhibit N to Investment Advisory Contract of the
              Registrant; (29)
 (6)   (i)    Conformed copy of Distributor's Contract of the Registrant through and including Exhibit E; (13)
       (ii)   Conformed copy of Exhibit F to Distributor's Contract of the
              Registrant; (17)
       (iii)  Conformed copy of Exhibit G to Distributor's Contract of the
              Registrant; (19)
       (iv)   Conformed copy of Exhibit H to Distributor's Contract of the
              Registrant; (19)
       (v) Conformed copy of Exhibit I to Distributor's Contract of the Registrant; (20)
       (vi)   Conformed copy of Exhibit J to Distributor's Contract of the
              Registrant to add Star Growth Equity Fund; (21)
 ......
+ All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 3, 1989. (File Nos. 33-26915 and 811-5762)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed November 20, 1992. (File Nos. 33-26915 and 811-5762)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed May 13, 1994. (File Nos. 33-26915 and 811-5762)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed March 25, 1997. (File Nos. 33-26915 and 811-5762)

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 24, 1997. (File Nos. 33-26915 and 811-5762)

                        (vii)  Conformed copy of Exhibit K to Distributor's
                               Contract of the Registrant to add The Stellar
                               Insured Tax-Free Bond Fund (27);
                        (viii) Conformed copy of Exhibit L to Distributor's Contract of the Registrant to add Star Treasury Fund, Trust Shares; (28) (ix) Conformed copy of Exhibit M to Distributor's Contract of the Registrant to add Star Growth Equity Fund Trust Shares; (29) (x) Conformed copy of Exhibit N to Distributor's Contract of the Registrant to add Star Relative Value Fund Trust Shares; (29) (xi) Conformed copy of Exhibit O to Distributor's Contract of the Registrant to add Star International Equity Fund;
                        (29) (xii) Conformed copy of Exhibit P to Distributor's Contract of the Registrant to add Star Equity Index Fund; (29) (xiii) Conformed copy of Exhibit Q to Distributor's Contract of the Registrant to add Star Ohio Tax-Free Money Market Fund; (29) (xiv) Conformed copy of Exhibit R to Distributor's Contract; (30) (xv) Conformed copy of Exhibit S to Distributor's Contract;
                        (30)
                  (7)   Not applicable;
                  (8)   Conformed copy of Custodian Contract of the Registrant;
                        (15) Copy of Fee Schedules of Custodian Contract of the Registrant; (29)
                  (9)   (i)    Conformed copy of Shareholder Recordkeeping
                               Agreement; +
                        (ii)   Conformed copy of Mutual Funds Service Agreement
                               including Exhibit A; +
                        (iii)  Conformed copy of Administrative Services
                               Agreement; (17)
                        (iv)   Conformed copy of Shareholder Services Plan of
                               the Registrant through and including Exhibit A;
                               (19)

+ All exhibits have been filed electronically.

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-26915 and 811-5762)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed May 23, 1994. (File Nos. 33-26915 and 811-5762)

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed March 25, 1997. (File Nos. 33-26915 and 811-5762)

28. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 35 on Form N-1A filed June 30, 1997. (File Nos. 33-26915 and 811-5762)

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 24, 1997. (File Nos. 33-26915 and 811-5762)

30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed March 23, 1998 (File Nos. 33-26915 and 811-5762)

(v) Conformed copy of Exhibit B to Shareholder Services
Plan of the Registrant to add Star Strategic Income
Fund; (20) (vi) Conformed copy of Exhibit C to
Shareholder Services Plan of the Registrant to add Star
Growth Equity Fund (21); (vii) Conformed copy of Exhibit
D to Shareholder Services Plan of the Registrant to add
The Stellar Fund (Trust Shares); (22) (viii) Conformed
copy of Exhibit E to Shareholder Services Plan of the
Registrant to add The Stellar Fund (Investment Shares);
       (22)
(ix) Conformed copy of Exhibit F to Shareholder Services Plan of the Registrant to add Star Tax-Free Money Market Fund; (22)
(x) Conformed copy of Exhibit G to Shareholder Services Plan of the Registrant to add Star Treasury Fund; (22)
 (xi) Conformed copy of Exhibit H to Shareholder Services Plan of the Registrant to add Star U.S. Government Income Fund;
       (22)
(xii) Conformed copy of Exhibit I to Shareholder
Services Plan of the Registrant to add Star Relative
Value Fund; (22) (xiii) Conformed copy of Exhibit J to
Shareholder Services Plan of the Registrant to add Star
Prime Obligations Fund; (22) (xiv) Conformed copy of
Exhibit K to Shareholder Services Plan of the Registrant to add The Stellar Insured Tax-Free Bond
       Fund; (27)
(xv) Conformed copy of Exhibit L to Shareholder Services Plan of the Registrant to add Star Treasury Fund, Trust Shares; (28)

+ All exhibits have been filed electronically.

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 28, 1995. (File Nos. 33-26915 and 811-5762)

27. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 33 on Form N-1A filed March 25, 1997. (File Nos. 33-26915 and 811-5762)

28. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 35 on Form N-1A filed June 30, 1997. (File Nos. 33-26915 and 811-5762)

      (xvi)  Conformed copy of Shareholder Services  Agreement including
             Exhibits 1 and 2; (27)
      (xvii) Conformed copy of Exhibit M to Shareholder Services Plan of the
             Registrant to add Star Growth Equity Fund Trust Shares;
             (29)
      (xviii)Conformed copy of Exhibit N to Shareholder Services Plan of the
             Registrant to add Star Relative Value Fund Trust
             Shares; (29)
      (xix) Conformed copy of Exhibit O to Shareholder
      Services Plan of the Registrant to add Star
      International Equity Fund; (29) (xx) Conformed copy of
      Exhibit P to Shareholder Services Plan of the Registrant
      to add Star Equity Index Fund; (29) (xxi) Conformed copy
      of Exhibit Q to Shareholder Services Plan of the
      Registrant to add Star Ohio Tax-Free Money Market Fund;
             (29)
      (xxii) Copy of Amendment #1 to Exhibit 2 of Shareholder
      Services Agreement; (29) (xxiii)Conformed copy of
      Exhibit R to Shareholder Services Plan; (30) (xxiv)
      Conformed copy of Exhibit S to Shareholder Services
      Plan; (30) (xxv) Copy of Amendment #2 to Exhibit 2 to
      Shareholder Services Agreement; (30) (xxvi) Conformed
      copy of Amendment No. 1 to Administrative Services
      Agreement; (30)
(10) Conformed copy of Opinion and Consent of Counsel as to Legality of Shares being Issued; (24)
(11)  (i)    Not applicable.
      (ii)   Conformed Copy of Opinion and Consent of Special Counsel; (9)
(12)  Not applicable;
(13)  Conformed copy of Initial Capital Understanding; (2)

+ All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment NO. 1 to the Registration statement on Form N-1A filed April 10,1989. (File Nos. 33-26915 and 811-5762)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed March 12, 1991. (File Nos. 33-26915 and 811-5762)

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed October 10, 1996. (File Nos. 33-26915 and 811-5762)

27. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 33 on Form N-1A filed March 25, 1997. (File Nos. 33-26915 and 811-5762)

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 24, 1997. (File Nos. 33-26915 and 811-5762)

30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed March 23, 1998 (File Nos. 33-26915 and 811-5762)

(14)  Not applicable;
(15)  (i)     Conformed copy of Distribution Plan; (13)
      (ii)    Copy of Rule 12b-1 Agreement through and including Amendment No.
              1 to Exhibit A; (7)
      (iii)   Copy of Amendment No. 2 to Exhibit A to 12b-1 Agreement; (11)
      (iv)    Copy of Amendment No. 3 to Exhibit A to 12b-1 Agreement; (11)
      (v)     Copy of Amendment No. 4 to Exhibit A to 12b-1 Agreement; (13)
      (vi)    Conformed copy of Exhibit E to the Distribution Plan; (17)
      (vii)   Copy of Amendment No. 5 to Exhibit A to 12b-1 Agreement; (18)
      (viii)  Conformed copy of Exhibit F to Distribution Plan of the
              Registrant to add Star Growth Equity Fund (now known as Star
              Capital Appreciation Fund); (19)
      (ix) Conformed copy of Exhibit G to Distribution Plan of the Registrant; (20) (x) Conformed copy of Exhibit H to
      Distribution Plan of the Registrant; (21) (xi) Copy of
      Amendment No. 6 to Exhibit A to 12b-1 Agreement; (20)
      (xii) Conformed copy of Exhibit I to Distribution Plan of the Registrant; (27)

+ All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed December 4, 1990. (File Nos. 33-26915 and 811-5762)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed August 29, 1991. (File Nos. 33-26915 and 811-5762)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed November 20, 1992. (File Nos. 33-26915 and 811-5762)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)

18. Response is incorporated by reference to Registrant's Post-Amendment No. 22 to the Registration Statement on Form N-1A filed March 17, 1994. (File Nos. 33-26915 and 811-5762)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed May 23, 1994. (File Nos. 33-26915 and 811-5762)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)

27. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 33 on Form N-1A filed March 25, 1997. (File Nos. 33-26915 and 811-5762)

       (xiii)  Copy of Exhibit to 12b-1 Agreement; (29)
       (xiv) Conformed copy of Exhibit J to Rule 12b-1 Plan to
       add Star International Equity Fund; (29) (xv) Conformed
       copy of Exhibit K to Rule 12b-1 Plan to add Star Equity
       Index Fund; (29) (xvi) Conformed copy of Exhibit L to
       Rule 12b-1 Plan to add Star Ohio Tax-Free Money Market
       Fund; (29) (xvii) Conformed copy of Exhibit M to Rule
       12b-1 Plan; (30) (xviii) Conformed copy of Exhibit N to
       Rule 12b-1 Plan; (30) (xix) Conformed copy of Exhibit to
       Rule 12b-1 Agreement; (30)
 (16)  (i)     Copy of Schedule for Computation of Fund Performance Data, Star
               Relative Value Fund; (24)
       (ii)    Copy of Schedule for Computation of Fund Performance Data,
               The Stellar Fund; (12)
       (iii)   Copy of Schedule for Computation of Fund Performance Data,
               Star U.S. Government Income Fund; (15)
       (iv)    Copy of Schedule for Computation of Fund Performance Data, Star
               Capital Appreciation Fund; (21)
       (v)     Copy of Schedule for Computation of Fund Performance Data, Star
               Strategic Income Fund; (22)
       (vi)    Copy of Schedule for Computation of Fund Performance Data, Star
               Growth Equity Fund; (22)
       (vii)   Copy of Schedule for Computation of Fund Performance Data, The
               Stellar Insured Tax-Free Bond Fund; (28)
       (viii)  Copy of Schedule for Computation of Fund Performance Data, Star
               International Equity Fund; +

+ All exhibits have been filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed January 29, 1992. (File Nos. 33-26915 and 811-5762)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-26915 and 811-5762)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 28, 1995. (File Nos. 33-26915 and 811-5762)

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed October 10, 1996. (File Nos. 33-26915 and 811-5762)

28. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 35 on Form N-1A filed June 30, 1997. (File Nos. 33-26915 and 811-5762)

29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 24, 1997. (File Nos. 33-26915 and 811-5762)

30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed March 23, 1998 (File Nos. 33-26915 and 811-5762)

        (ix) Copy of Schedule for Computation of Fund Performance Data, Star Market Capitalization Fund; +
        (x) Copy of Schedule for Computation of Fund Performance Data, Star Ohio Tax-Free Money Market Fund; +
  (17)          Copy of Financial Data Schedules; +
  (18) Conformed copy of Amended and Restated Multiple Class Plan including Exhibit A; (30)
  (19)          Conformed copy of Power of Attorney; (28)

Item 25.....Persons Controlled by or Under Common Control with Registrant:

            None.

Item 26.    Number of Holders of Securities:
                                                Number of Record Holders
            Title of Class                        as of May 1, 1998
            --------------                      -------------------

            Shares of beneficial interest
                  (no par value)
            Star Treasury Fund
                  C Shares                                  154
                  Y Shares                                   12
            Star Relative Value Fund
                  A Shares                                3,811
                  B Shares                                  131
                  Y Shares                                   46
            Star Tax-Free Money Market Fund
                  C Shares                                    8
            The Stellar Fund
                  A Shares                                4,007
                  Y Shares                                   39
            Star U.S. Government Income Fund
                  A Shares                                  200
                  B Shares                                    3
            Star Capital Appreciation Fund
                  A Shares                                  438
            Star Strategic Income Fund
                  B Shares                                1,964
            Star Growth Equity Fund
                  B Shares                                4,077
                  Y Shares                                   41
            The Stellar Insured Tax-Free Bond Fund
                  A Shares                                   32
            Star International Equity Fund
                  A Shares                                   33
            Star Market Capitalization Fund
                  C Shares                                   19
            Star Ohio Tax-Free Money Market Fund
                  C Shares                                    5

Item 27.    Indemnification:  (3)


3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed July 26, 1989. (File Nos. 33-26915 and 811-5762)

28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed June 30, 1997 (File Nos. 33-26915 and 811-5762)

30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed March 23, 1998 (File Nos. 33-26915 and 811-5762)

Item 28.    Business and Other Connections of Investment Adviser:

            (a) Star Bank, N.A. ("Star Bank"), a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc Corporation. Star Bank had an asset base of $10.9 billion as of December 31, 1997.

                 Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $48.4 billion as of December 31, 1997.

                 Star Bank has managed commingled funds since 1957. As of December 31, 1997, it manages two common trust funds and collective investment funds having a market value in excess of $60.9 million.

                 The officers and directors of the Star Bank any other business, profession, vocation, or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years, is set forth below. Unless otherwise noted, the position listed under "Other Business, Profession, Vocation or Employment" is with Star Bank.

      (b)
                                                Other Substantial
                        Position with           Business, Profession,
    Name                 the Adviser            Vocation or Employment

Jerry A. Grundhofer     Chairman, President and          Traditional
                        Chief Executive Officer          Interiors

David M. Moffett        Executive Vice President         N/A

Richard K. Davis        Executive Vice President         N/A

Joseph A. Campanella    Executive Vice President         N/A

Thomas J. Lakin         Executive Vice President         N/A

Timothy J. Fogarty      Executive Vice President         N/A

Wayne J. Shircliff      Executive Vice President         N/A

Daniel B. Benhase       Executive Vice President         N/A

Daniel R. Noe           Executive Vice President         N/A

Jerome C. Kohlhepp      Executive Vice President         N/A

Stephen E. Smith        Executive Vice President         S. E. Smith
                                                         and Company

S. Kay Geiger           Executive Vice President         Global Access
                                                         Marketing, Inc.

Andrew E. Randall       Executive Vice President         N/A

J. R. Bridgeland, Jr.   Director                     Taft, Stetinius & Hollister

L. L. Browning, Jr.     Director                         N/A


                                                Other Substantial
                        Position with           Business, Profession,
    Name                 the Adviser            Vocation or Employment

V. B. Buyniski          Director                United Medical Resources, Inc.
                                                Mt. Auburn Partnership,
                                                American Operations Management,
                                                NCG   and Schmidt
                                                Marble

Samuel M. Cassidy       Director                Cassidy and Cassidy, Ltd.
                                                d/b/a Cave  Spring Farm

Raymond R. Clark        Director                N/A

V. Anderson Coombe      Director                Wm. Powell     Company

John C. Dannemiller     Director                Bearings, Inc.

Jerry A. Grundhofer     Director                Traditional    Interiors
J. P. Harrington, S.C.  Director                N/A

J. P. Hayden, Jr.       Director                The Midland Company, American
                                                Family Home Insurance Co.,
                                                American Modern Home
                                                Insurance Co.

Roger L. Howe           Director                U.S. Precision Lens, Inc.

T. J. Klinedinst, Jr.   Director                Thomas E. Wood, Inc., Ohio Cap
                                                Insurance Co., Ltd., The Tomba
                                                Co., Ltd.

Charles S. Mechem, Jr.  Director                N/A

Daniel J. Meyer         Director                Cincinnati Milacron, Inc.

David B. O'Maley        Director                Ohio National Life Insurance Co.

O. M. Owens, M.D.,      Director                O'dell M. Owens, M.D., Inc.,
                                                Moreno Food, MKO Investment,
                                                Seven Hills Lab, Graphi Action.

Thomas E. Petry         Director                Eagle-Picher Industries, Inc.

William C. Portman      Director                Portman Equipment Company

Oliver W. Waddell       Director                N/A
Item 29.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         President and
Federated Investors Tower     President, Federated,            Treasurer
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

 (c) Not applicable.

Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Star Funds                       Federated Investors Tower
                                             Pittsburgh, PA  15222-3779

            Federated Services Company       Federated Investors Tower
            ("Portfolio Recordkeeper")       Pittsburgh, PA  15222-3779

            Federated Administrative         Federated Investors Tower
            Services                         Pittsburgh, PA  15222-3779
            ("Administrator")

            Star Bank, N.A.                  425 Walnut Street
            ("Adviser")                      Cincinnati, OH  45202

            Star Bank, N.A.                  425 Walnut Street
            ("Custodian")                    Cincinnati, OH  45202

            Star Bank, N.A.                  425 Walnut Street
            ("Transfer Agent and             Cincinnati, OH  45202
            Dividend Disbursing Agent")

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                                                      SIGNATURES
    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, STAR FUNDS,certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of May, 1998.

                                                                      STAR FUNDS

                  BY: /s/ C. Grant Anderson
                  C. Grant Anderson, Secretary
                  Attorney in Fact for Edward C. Gonzales
                  May 22, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/C. Grant Anderson
    C. Grant Anderson           Attorney In Fact           May 22, 1998
    SECRETARY                   For the Persons
                                Listed Below

    NAME                            TITLE

Edward C. Gonzales*             President, Treasurer and Trustee
                                 (Principal Financial and
                                 Accounting Officer)

Thomas L. Conlan, Jr.*          Trustee

Dr. Alfred Gottschalk*          Trustee

Dr. Robert J. Hill*             Trustee

William H. Zimmer, III*         Trustee

Dawn M. Hornback*               Trustee

Lawrence M. Turner*             Trustee



* By Power of Attorney